    As filed with the Securities and Exchange Commission on April 29, 1999.

                                                      Registration No. 333-51293


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM S-6


                         POST-EFFECTIVE AMENDMENT NO. 1
                          TO THE REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933



                            SEPARATE ACCOUNT FOUR OF
                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                                   OF AMERICA
                           (Exact name of Registrant)


               THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                               (Name of Depositor)

                             500 N. Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

             James D. Gallagher                             Copy to:
       Secretary and General Counsel                 J. Sumner Jones, Esq.
  The Manufacturers Life Insurance Company           Jones & Blouch L.L.P.
                 of America                     1025 Thomas Jefferson Street, NW
             73 Tremont Street                        Washington, DC 20007
              Boston, MA 02108
  (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

[___] immediately upon filing pursuant to paragraph (b) of Rule 485

[_X_] on May 1, 1999 pursuant to paragraph (b) of Rule 485

[___] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[___] on (date) pursuant to paragraph (a)(2) of Rule 485

2

                            Separate Account Four of
               The Manufacturers Life Insurance Company of America
                       Registration Statement on Form S-6
                              Cross-Reference Sheet

FORM
N-8B-2
ITEM NO.   CAPTION IN PROSPECTUS

1          Cover Page; General Information About Manufacturers (Separate Account
           Four)

2 Cover Page; General Information About Manufacturers (Manufacturers Life of America)

3          *

4          Other Information (Distribution of the Policy)

5          General Information About Manufacturers Life (Separate Account Four)

6          General Information About Manufacturers (Separate Account Four)

7          *

8          *

9          Other Information (Litigation)

10 Death Benefits; Premium Payments; Charges and Deductions; Policy Value; Policy Loans; Policy Surrender and Partial Withdrawals; Lapse and Reinstatement; Other Provisions of the Policy; Other Information

11         General Information About Manufacturers (Manufacturers Investment
           Trust)

12         General Information About Manufacturers (Manufacturers Investment
           Trust)

13         Charges and Deductions

14 Issuing A Policy; Other Information (Responsibilities Assumed By Manufacturers Life)

15         Issuing A Policy

16         **

17         Policy Surrender and Partial Withdrawals

18         General Information About Manufacturers

19 Other Information (Reports to Policyholders; Responsibilities Assumed By Manufacturers Life)

20         *

21         Policy Loans

22         *

23         **

24         Other Provisions of the Policy

25         General Information About Manufacturers (Manufacturers Life of
           America)

26         *

27         **

28         Other Information (Officers and Directors)

29         General Information About Manufacturers (Manufacturers Life of
           America)

30         *

31         *

32         *

33         *

34         *

35         **

36         *

37         *

38 Other Information (Distribution of the Policies; Responsibilities of Manufacturers Life)

39         Other Information (Distribution of the Policies)

40         *

41         **

42         *

43         *

44         Policy Values --Determination of Policy Value; Units and Unit Values)

45         *

46 Policy Surrender and Partial Withdrawals; Other Information -- Payment of Proceeds)

47         General Information About Manufacturers (Manufacturers Investment
           Trust)

48         *

49         *

50         General Information About Manufacturers

51 Issuing a Policy; Death Benefits; Premium Payments; Charges and Deductions; Policy Value; Policy Loans; Policy Surrender and Partial Withdrawals; Lapse and Reinstatement; Other Policy Provisions

52         Other Information (Substitution of Portfolio Shares)

53         **

54         *

55         *

56         *

57         *

58         *

59         Financial Statements

*       Omitted since answer is negative or item is not applicable. **Omitted.

5


                                     PART I



                                   PROSPECTUS

         PROSPECTUS

         THE MANUFACTURERS LIFE INSURANCE
         COMPANY OF AMERICA
         SEPARATE ACCOUNT FOUR

         A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

This prospectus describes Corporate VUL, a flexible premium variable universal life insurance policy (the "Policy") offered by The Manufacturers Life Insurance Company of America (the "Company" or "Manufacturers Life Of America"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manufacturers Life"). The Policy is designed for use by corporations and other employers, to provide life insurance and to fund other employee benefits.

The Policy is designed to provide lifetime insurance protection together with flexibility as to the timing and amount of premium payments, the investments underlying the Policy Value, and the amount of insurance coverage.

The Policy provides for:

(1) a Net Cash Surrender Value that can be obtained by surrendering the Policy;

(2) policy loans and partial withdrawals; and

(3) an insurance benefit payable at the life insured's death.

The Policy will remain in force so long as the Net Cash Surrender Value is sufficient to cover charges assessed against the Policy.

Policy Value may be accumulated on a fixed basis or vary with the investment performance of the sub-accounts of Manufacturer Life of America's Separate Account Four (the "Separate Account") to which the policyholder allocates net premiums. The assets of each sub-account will be used to purchase shares of a particular investment portfolio (a "Portfolio") of Manufacturers Investment Trust (the "Trust"). The accompanying prospectus for the Trust, and the corresponding statement of additional information, describe the investment objectives of the Portfolios. The Portfolios available for allocation of net premiums are shown in the Policy Summary under "Investment Options and Fees". Other sub-accounts and Portfolios may be added in the future.

BECAUSE OF THE SUBSTANTIAL NATURE OF THE SURRENDER CHARGES, THE POLICY IS NOT SUITABLE FOR SHORT-TERM INVESTMENT PURPOSES. ALSO, PROSPECTIVE PURCHASERS SHOULD NOTE THAT IT MAY NOT BE ADVISABLE TO PURCHASE A POLICY AS A REPLACEMENT FOR EXISTING INSURANCE.

The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the Commission.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE TRUST.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The Manufacturers Life Insurance Company of America
                            500 North Woodward Avenue
                        Bloomfield Hills, Michigan 48304


                   The date of this Prospectus is May 1, 1999.

TABLE OF CONTENTS


Cover Page...............................................................     1

Table of Contents........................................................     3

Definitions..............................................................     5

Policy Summary...........................................................     6

   General...............................................................     6

   Death Benefits........................................................     7

   Premiums..............................................................     7

   Policy Value..........................................................     7

   Policy Loans..........................................................     7

   Surrender and Partial Withdrawals.....................................     7

   Lapse and Reinstatement...............................................     7

   Charges and Deductions................................................     8

   Investment Options and Investment Advisers............................     8

   Table of Charges and Deductions.......................................     9

   Table of Investment Management Fees and Expenses......................     9

   Table of Investment Options and Investment Advisers...................    10

General Information about Manufacturers..................................    14

   Manufacturers Life of America.........................................    13

   Separate Account Four.................................................    14

   Manufacturers Investment Trust........................................    15

   Investment Objectives of the Portfolios...............................    15

Issuing A Policy.........................................................    19

   Use of the Policy.....................................................    19

   Requirements..........................................................    19

   Temporary Insurance Agreement.........................................    20

   Underwriting..........................................................    20

   Right to Examine the Policy...........................................    20

Death Benefits...........................................................    21

   Life Insurance Qualification..........................................    21

   Death Benefit Options.................................................    23

   Changing the Face Amount..............................................    24

Premium Payments.........................................................    25

   Initial Premiums......................................................    25

   Subsequent Premiums...................................................    25

   Maximum Premium Limitation............................................    25

   Premium Allocation....................................................    26

Charges and Deductions...................................................    26

   Amount Deducted from Premiums.........................................    26

   Surrender Charges.....................................................    26

   Monthly Charges.......................................................    27

   Charges Assessed Against Assets of the Investment Accounts............    28

   Charges for Transfers.................................................    28

   Company Tax Considerations............................................    28

Policy Value.............................................................    29

   Determination of the Policy Value.....................................    29

   Units and Unit Values.................................................    30

   Transfers of Policy Value.............................................    30

Policy Loans.............................................................    31

   Maximum Loan..........................................................    31

   Effect of Policy Loan.................................................    31

   Interest Charged on Policy Loans......................................    32

   Loan Account..........................................................    32

Policy Surrender and Partial Withdrawals.................................    32

   Policy Surrender......................................................    32

   Partial Withdrawals...................................................    33

Lapse and Reinstatement..................................................    33

   Lapse.................................................................    33

   Reinstatement.........................................................    33

The General Account......................................................    34

   Guaranteed Interest Account...........................................    34

Other Provisions of the Policy...........................................    35

   Policyholder Rights...................................................    35

   Beneficiary...........................................................    35

   Incontestability......................................................    35

   Misstatement of Age or Sex............................................    35

   Suicide Exclusion.....................................................    35

   Supplementary Benefits................................................    36

Tax Treatment of the Policy..............................................    36

   Life Insurance Qualification..........................................    36

   Tax Treatment of Policy Benefits......................................    38

   Alternate Minimum Tax.................................................    41

   Income Tax Reporting..................................................    41

Other Information........................................................    42

   Payment of Proceeds...................................................    42

   Reports to Policyholders..............................................    42

   Distribution of the Policies..........................................    42

   Responsibilities of Manufacturers Life................................    43

   Voting Rights.........................................................    43

   Substitution of Portfolio Shares......................................    44

   Records and Accounts..................................................    44

   State Regulations.....................................................    44

   Litigation............................................................    45

   Independent Auditors..................................................    45

   Further Information...................................................    45

   Officers and Directors................................................    45

   Impact of Year 2000...................................................    45

Death Benefit Schedule with Flexible Term Insurance Option...............    45

Illustrations............................................................    49

Assumptions..............................................................    50

Financial Statements.....................................................    50


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE PROSPECTUS OF MANUFACTURERS INVESTMENT TRUST, OR THE STATEMENT OF ADDITIONAL INFORMATION OF MANUFACTURERS INVESTMENT TRUST.

Examine this prospectus carefully. The Policy Summary will briefly describe the Policy. More detailed information will be found further in the prospectus.

DEFINITIONS

Attained Age
is the Issue Age of the life insured plus the number of completed Policy Years.

Business Day
is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled trading of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on that day.

Case
is a group of Policies covering individuals with common employment or other relationship, independent of the Policies.

Cash Surrender Value
is the Policy Value less the Surrender Charge and any outstanding monthly deductions due.

Due Proof of Death

Due Proof of Death is required upon the death of the insured. One of the following must be received at the Service Office:

(a)      A certified copy of a death certificate;

(b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

(c)      Any other proof satisfactory to the Company.

Effective Date
is the date when the first monthly deductions are taken. The Effective Date is the later of:

(a)      the date the Company approves issuance of the Policy; and

(b)      the date the Company receives at least the initial premium.

Guaranteed Interest Account
is that part of the Policy Value which reflects the value the policyholder has in the general account of the Company.

Home Office
is the main office of the Company.

Investment Account
is that part of the Policy Value which reflects the value the policyholder has in one of the sub-accounts of the Separate Account.

Issue Age
is the life insured's age on the birthday closer to the Policy Date.

Issue Date
is the date the Company issued the Policy. The Issue Date is also the date from which the Suicide and Incontestability provisions of the Policy are measured.

Loan Account
is that part of the Policy Value which reflects policy loans and interest credited to the Policy Value in connection with such loans.

Net Cash Surrender Value
is the Cash Surrender Value less the Policy Debt.

Net Policy Value
is the Policy Value less the value in the Loan Account.

Net Premium
is the premium paid less the Premium Load.

Policy Anniversary
is the same date each year as the Policy Date.

Policy Date
is the date coverage takes effect under the Policy, provided the Company receives the minimum initial premium at its Service Office, and the date from which charges for the first monthly deduction are calculated and from which Policy Years, Policy Months, and Policy Anniversaries are determined.

Policy Debt
as of any date is the aggregate amount of policy loans, including borrowed and accrued interest, less any loan repayments.

Policy Year
is a period beginning on a Policy Anniversary and ending on the day immediately preceding the next Policy Anniversary

Policy Value
is the sum of the values in the Loan Account, the Guaranteed Interest Account, and the Investment Accounts.

Service Office
is McCamish Systems, L.L.C., 6425 Powers Ferry Road, Atlanta, Georgia 30339, or such other service center or address as the Company may hereafter specify to the policyholder by written notice.

Target Premium
is an amount used to measure the Surrender Charge under a Policy. The Target Premium is based on the Face Amount, as well as the insured's age at issue and sex, and is set forth in the Policy.

POLICY SUMMARY

GENERAL
The Policy is a flexible premium variable universal life insurance policy. The following summary is intended to provide a general description of the most important features of the Policy. It is not comprehensive and is qualified in its entirety by the more detailed information contained in this prospectus. Unless otherwise indicated or required by the context, the discussion throughout this prospectus assumes that the Policy has not gone into default, there is no outstanding Policy Debt, and the death benefit is not determined by the minimum death benefit percentage. The Policy's provisions may vary in some states.

DEATH BENEFITS
The Policy provides a death benefit in the event of the death of the life insured. There are two death benefit options. Under Option 1 the death benefit is the Face Amount of the Policy at the date of death or, if greater, the Minimum Death Benefit. Under Option 2 the death benefit is the Face Amount plus the Policy Value of the Policy at the date of death or, if greater, the Minimum Death Benefit. The policyholder may change the death benefit option and increase or decrease the Face Amount.

PREMIUMS
Premium payments may be made at any time and in any amount, subject to certain limitations as described under "Premium Payments - Subsequent Premiums." Net Premiums will be allocated, according to the policyholder's instructions, to one or more of the general account and the sub-accounts of Manufacturers Life of America's Separate Account Four. Allocation instructions may be changed at any time and transfers among the accounts may be made.

POLICY VALUE
The Policy has a Policy Value reflecting premiums paid, certain charges for expenses and cost of insurance, and the investment performance of the accounts to which the policyholder has allocated premiums. The policyholder may obtain a portion of the Policy Value by taking a policy loan or a partial withdrawal, or by full surrender of the Policy.

POLICY LOANS
The policyholder may borrow against the Cash Surrender Value of the Policy. Loan interest at a rate of 5.00% is due and payable in arrears on each Policy Anniversary. All outstanding Policy Debt will be deducted from proceeds payable at the insured's death, or upon surrender.

SURRENDER AND PARTIAL WITHDRAWALS
The policyholder may make a partial withdrawal of the Policy Value. A partial withdrawal may result in a reduction in the Face Amount of the Policy and an assessment of a portion of the surrender charges to which the Policy is subject.

A Policy may be surrendered for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is equal to the Policy Value less Surrender Charges and outstanding monthly deductions due minus the Policy Debt.

LAPSE AND REINSTATEMENT
A Policy will lapse (and terminate without value) when the Net Cash Surrender Value is insufficient to pay the next monthly deduction and a grace period of 61 days expires without an adequate payment being made by the policyholder.

The Policies, therefore, differ in two important respects from conventional life insurance policies. First, the failure to make planned premium payments will not itself cause a Policy to lapse. Second, a Policy can lapse even if planned premiums have been paid.

A lapsed Policy may be reinstated by the policyholder at any time within the five year period following lapse if the Policy was not surrendered for its Net Cash Surrender Value. Evidence of insurability is required, along with a certain amount of premium as described under "Reinstatement."

CHARGES AND DEDUCTIONS
The Company assesses certain charges and deductions in connection with the Policy. These include charges assessed monthly for cost of insurance and administration expenses, charges assessed daily against the assets invested in the Investment Account, and loads deducted from premiums paid. These charges are summarized in the Table of Charges and Deductions.

INVESTMENT OPTIONS AND INVESTMENT ADVISERS
Net Premiums may be allocated to the general account or to one or more of the sub-accounts of Manufacturers Life of America's Separate Account Four. Each of the sub-accounts invests in the shares of one of the Portfolios of the Trust. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS"). MSS is a registered investment adviser under the Investment Advisers Act of 1940. The Trust also employs subadvisers. The Table of Investment Options and Investment Advisers shows the subadvisers that provide investment subadvisory services to the indicated Portfolios.

INVESTMENT MANAGEMENT FEES AND EXPENSES
The Separate Account purchases shares of the Portfolios at net asset value. The net asset value of those shares reflects investment management fees and certain expenses. The fees and expenses of each Portfolio for the Trust's last fiscal year are shown in the Table of Investment Management Fees and Expenses. These fees and expenses are described in detail in the accompanying Trust prospectus to which reference should be made.

TABLE OF CHARGES AND DEDUCTIONS

Amount Deducted from
Premiums                      2.00% of  the premium paid.

Surrender Charges             The Company will assess a Surrender Charge if,
                              during the first 10 years following the Policy
                              Date or the effective date of a Face Amount increase, the Policy is surrendered or lapses. The
                              Surrender Charge is expressed as a percentage of total premiums paid from the Effective Date to the Policy Year shown. However, premiums paid in any year in excess of the Target Premium, and premiums paid after the fifth Policy Year are not included in the determination of total premiums paid.
                              Percentages are as follows:

                              Policy Year   Percentage   Policy Year  Percentage
                                   1          10.00%          6         5.00%
                                   2           7.50%          7         4.00%
                                   3           5.00%          8         3.00%
                                   4           5.00%          9         2.00%
                                   5           5.00%         10+        0.00%

                              The Target Premium is based on the Face Amount, as well as the insured's age at issue and sex, and is set forth in the Policy.

                              A portion of the Surrender Charge may be assessed on a partial withdrawal or a decrease in the Face Amount. See "Charges and Deductions - Surrender Charges on a Partial Withdrawal" and "Death Benefits - Changing the Face Amount - Surrender Charges Assessed on a Decrease."

Monthly Deductions            The following charges will be deducted from Net
                              Policy Value:

                              An administration charge of $12.
                              The cost of insurance charge.
                              Any additional charges for supplementary benefits.

Investment Account Charges    A mortality and expense risk charge is assessed
                              daily against the value of the Investment Account assets. This charge varies by Policy Year as follows:

                                                       Annual Mortality and
                              Policy Years              Expense Risk Charge
                                  1-10                         0.75%
                                   11+                         0.40%

Loan Charges                  A fixed loan interest rate of 5.00%.
                              Interest credited to amounts in the Loan Account will be equal to the 5.00% rate charged to the loan less the following Loan Spread:

                              Policy Years                   Loan Spread
                                  1-10                          1.00%
                                  11-20                         0.50%
                                   21+                          0.25%

Transfer Charge               A charge of $25 per transfer for each transfer in
                              excess of 12 in a Policy Year.

TABLE OF INVESTMENT MANAGEMENT FEES AND EXPENSES

TRUST ANNUAL EXPENSES
(as a percentage of Trust average net assets)


                                                            OTHER EXPENSES
                                         MANAGEMENT          (AFTER EXPENSE             TOTAL TRUST
TRUST PORTFOLIO                             FEES            REIMBURSEMENT)***         ANNUAL EXPENSES
---------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets........       0.850%                0.360%                     1.210%
Science & Technology................       1.100%                0.110%                     1.210%
International Small Cap.............       1.100%                0.150%                     1.250%
Aggressive Growth...................       1.000%+               0.090%                     1.090%
Emerging Small Company..............       1.050%                0.050%                     1.100%
Small Company Blend.................       1.050%                0.150%*                    1.200%
Mid Cap Growth......................       0.950%+               0.040%                     0.990%
Mid Cap Stock.......................       0.925%                0.000%*                    0.925%
Overseas............................       0.950%                0.210%                     1.160%
International Stock.................       1.050%                0.200%                     1.250%
International Value.................       1.000%                0.300%*                    1.300%
Mid Cap Blend.......................       0.850%+               0.050%                     0.900%
Small Company Value.................       1.050%                0.180%                     1.230%
Global Equity.......................       0.900%                0.110%                     1.010%
Growth..............................       0.850%                0.050%                     0.900%
Large Cap Growth....................       0.875%+               0.130%                     1.005%
Quantitative Equity.................       0.700%                0.060%                     0.760%
Blue Chip Growth....................       0.875%+               0.045%                     0.920%
Real Estate Securities..............       0.700%                0.060%                     0.760%
Value...............................       0.800%                0.050%                     0.850%
Equity Index........................       0.250%                0.150%**                   0.400%**
Growth & Income.....................       0.750%                0.040%                     0.790%
U.S. Large Cap Value................       0.875%                0.100%*                    0.975%
Equity-Income.......................       0.875%+               0.050%                     0.925%
Income & Value......................       0.800%                0.090%                     0.890%
Balanced............................       0.800%                0.070%                     0.870%
High Yield..........................       0.775%                0.065%                     0.840%
Strategic Bond......................       0.775%                0.075%                     0.850%
Global Bond.........................       0.800%                0.110%                     0.910%
Total Return........................       0.775%                0.100%*                    0.875%
Investment Quality Bond.............       0.650%                0.070%                     0.720%
Diversified Bond....................       0.750%                0.140%                     0.890%
U.S. Government Securities..........       0.650%                0.070%                     0.720%
Money Market........................       0.500%                0.120%                     0.620%
Lifestyle Aggressive 1000#..........           0%                1.110%***                  1.110%
Lifestyle Growth 820#...............           0%                1.000%***                  1.000%
Lifestyle Balanced 640#.............           0%                0.920%***                  0.920%
Lifestyle Moderate 460#.............           0%                0.830%***                  0.830%
Lifestyle Conservative 280#.........           0%                0.720%***                  0.720%


+ Management Fees for these portfolios changed effective May 1, 1999. Prior to May 1, 1999, management fees were as follows:

            Aggressive Growth Trust                            1.050%

            Mid Cap Growth Trust                               1.000%
            Mid Cap Blend Trust                                0.750%
            Large Cap Growth Trust                             0.750%
            Blue Chip Growth Trust                             0.925%
            Equity Income Trust                                0.800%
            Income & Value Trust                               0.750%

*Based on estimates of payments to be made during the current fiscal year.

** Under the Advisory Agreement, MSS has agreed to reduce its advisory fee or reimburse the Equity Index Trust if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) exceed an annual rate of 0.15% of the average annual net assets of the Equity Index Trust. The expense limitation will continue in effect from year to year unless otherwise terminated at any year end by MSS on 30 days' notice to the Trust. If this expense reimbursement had not been in effect, Total Trust Annual Expenses would have been 0.55%, and Other Expenses would have been 0.30%, of the average annual net assets of the Equity Index Trust.

*** Reflects expenses of the Underlying Portfolios. MSS has voluntarily agreed to pay the expenses of each Lifestyle Trust (excluding the expenses of the Underlying Portfolios). This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be 0.02% higher, except for the Lifestyle Conservative 280 Trust, which would be 0.03% higher (based on expenses of the Lifestyle Trusts for the fiscal year ended December 31, 1998) as noted in the chart below:


                                            MANAGEMENT           OTHER               TOTAL TRUST
TRUST PORTFOLIO                                FEES             EXPENSES           ANNUAL EXPENSES
Lifestyle Aggressive 1000...........            0%               1.130%                1.130%
Lifestyle Growth 820................            0%               1.020%                1.020%
Lifestyle Balanced 640..............            0%               0.940%                0.940%
Lifestyle Moderate 460..............            0%               0.850%                0.850%
Lifestyle Conservative 280..........            0%               0.750%                0.750%


# Each Lifestyle Trust will bear its own pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must also bear its own expenses. However, MSS is currently paying those expenses as described in footnote (***) above.

TABLE OF INVESTMENT OPTIONS AND INVESTMENT ADVISERS

SUBADVISER                                 PORTFOLIO

A I M Capital Management, Inc.             Mid Cap Growth Trust
                                           Aggressive Growth Trust

AXA Rosenberg Investment Management        Small Company Value Trust

Capital Guardian Trust Company             Small Company Blend Trust
                                           U.S. Large Cap Value  Trust
                                           Income & Value Trust
                                           Diversified Bond Trust

Fidelity Management Trust Company          Mid Cap Blend Trust
                                           Large Cap Growth Trust
                                           Overseas Trust

Founders Asset Management LLC              International Small Cap Trust
                                           Balanced Trust

Franklin Advisers, Inc.                    Emerging Small Company Trust

Manufacturers Adviser Corporation*         Pacific Rim Emerging Markets Trust
                                           Quantitative Equity Trust
                                           Real Estate Securities Trust
                                           Equity Index Trust
                                           Money Market Trust
                                           Lifestyle Trusts

Miller Anderson & Sherrerd, LLP            Value Trust
                                           High Yield Trust

Morgan Stanley Asset Management Inc.       Global Equity Trust

Pacific Investment  Management Company     Global Bond Trust
                                           Total Return Trust

Rowe Price-Fleming International, Inc.     International Stock Trust

Salomon Brothers Asset Management Inc      U.S. Government Securities Trust
                                           Strategic Bond Trust

State Street Global Advisors               Growth Trust

T. Rowe Price Associates, Inc.             Science & Technology Trust
                                           Blue Chip Growth Trust
                                           Equity-Income Trust

Templeton Investment Counsel, Inc.         International Value Trust

Wellington Management Company, LLP         Growth & Income Trust
                                           Investment Quality Bond Trust
                                           Mid Cap Stock Trust

*Manufacturers Adviser Corporation is an indirect wholly-owned subsidiary of Manufacturers Life.

Each of the Trust's Subadvisers, except Capital Guardian Trust Company, Fidelity Management Trust Company and State Street Global Advisors, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.


GENERAL INFORMATION ABOUT MANUFACTURERS

MANUFACTURERS LIFE OF AMERICA
Manufacturers Life of America is a stock life insurance company organized under the laws of Pennsylvania on April 11, 1977 and redomesticated under the laws of Michigan on December 9, 1992. It is a licensed life insurance company in the District of Columbia and all states of the United States except New York. The ultimate parent of Manufacturers Life of America is Manufacturers Life, a mutual life insurance company based in Toronto, Canada. Manufacturers Life and its subsidiaries, together, constitute one of the largest life insurance companies in North America and rank among the 60 largest life insurers in the world as measured by assets. However, neither Manufacturers Life of America nor Manufacturers Life guarantees the investment performance of the Separate Account.

On January 20, 1998, the Board of Directors of Manufacturers Life announced that it had asked the management of Manufacturers Life to prepare a plan for conversion of Manufacturers Life from a mutual life insurance company to an investor owned, publicly traded stock company. Any demutualization plan for Manufacturers Life is subject to the approval of the Manufacturers Life Board of Directors and policyholders as well as regulatory approval.

RATINGS
Manufacturers Life and Manufacturers Life of America have received the following ratings from independent rating agencies:

Standard and Poor's Insurance Ratings Service:   AA+ (for financial strength)
A.M.Best Company:                                A++ (for financial strength)
Duff & Phelps Credit Rating Co.:                 AAA (for claims paying ability)
Moody's Investors Service, Inc.:                 Aa2 (for financial strength)


These ratings, which are current as of the date of this prospectus and are subject to change, are assigned to Manufacturers Life of America as a measure of the Company's ability to honor the death benefit but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.


SEPARATE ACCOUNT FOUR
Manufacturers Life of America established its Separate Account Four on March 17, 1987 as a separate account under Pennsylvania Law. Since December 9, 1992, it has been operated under Michigan Law. The Separate Account holds assets that are segregated from all of Manufacturers Life of America's other assets. The Separate Account is currently used only to support variable life insurance policies.

ASSETS OF THE SEPARATE ACCOUNT
Manufacturers Life of America is the legal owner of the assets in the Separate Account. The income, gains, and losses of the Separate Account, whether or not realized, are, in accordance with applicable contracts, credited to or charged against the Account without regard to the other income, gains, or losses of Manufacturers Life of America. Manufacturers Life of America will at all times maintain assets in the

Separate Account with a total market value at least equal to the reserves and other liabilities relating to variable benefits under all policies participating in the Separate Account. These assets may not be charged with liabilities which arise from any other business Manufacturers Life of America conducts. However, all obligations under the variable life insurance policies are general corporate obligations of Manufacturers Life of America.

REGISTRATION
The Separate Account is registered with the Securities and Exchange Commission ("S.E.C.") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the S.E.C. of the management or investment policies or practices of the Separate Account. For state law purposes the Separate Account is treated as a part or division of Manufacturers Life of America.

MANUFACTURERS INVESTMENT TRUST
Each sub-account of the Separate Account will purchase shares only of a particular Portfolio of the Trust. The Trust is registered under the 1940 Act as an open-end management investment company. The Separate Account will purchase and redeem shares of the Portfolios at net asset value. Shares will be redeemed to the extent necessary for Manufacturers Life of America to provide benefits under the Policies, to transfer assets from one sub-account to another or to the general account as requested by policyholders, and for other purposes not inconsistent with the Policies. Any dividend or capital gain distribution received from a Portfolio with respect to the policies will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding sub-account.

The Trust shares are issued to fund benefits under both variable annuity contracts and variable life insurance policies issued by the Company or life insurance companies affiliated with the Company. Manufacturers Life of America will also purchase shares through its general account for certain limited purposes including initial portfolio seed money. For a description of the procedures for handling potential conflicts of interest arising from the funding of such benefits see the accompanying Trust prospectus.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS

The investment objectives and certain policies of the Portfolios currently available to policyowners through corresponding sub-accounts are set forth below. There is, of course, no assurance that these objectives will be met. A full description of the Trust, its investment objectives, policies and restrictions, the risks associated therewith, its expenses, and other aspects of its operation is contained in the accompanying Trust prospectus, which should be read together with this prospectus.


ELIGIBLE PORTFOLIOS

The Portfolios of Manufacturers Investment Trust available under the Policies are as follows:

The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital. Current income is incidental to the portfolio's objective.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

The AGGRESSIVE GROWTH TRUST (formerly, the Pilgrim Baxter Growth Trust) seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST (formerly, the Emerging Growth Trust) seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stock equity securities of small capitalization ("small cap") growth companies. In general, companies in which the portfolios invests will have market cap values of less than $1.5 billion at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization between $50 million and $1 billion.

The MID CAP GROWTH TRUST (formerly, the Small/Mid Cap Trust) seeks long-term capital appreciation by investing the portfolio's assets principally in common stocks, with emphasis on medium-sized and smaller emerging growth companies.

The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of companies with market capitalizations that approximately match the range of capitalization of the Wilshire Mid Cap 750 Index.

The OVERSEAS TRUST (formerly, the International Growth & Income Trust) seeks growth of capital by investing, under normal market conditions, at least 65% of the portfolios' assets in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). The portfolios expects to invest primarily in equity securities.

The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including in emerging markets.

The MID CAP BLEND TRUST (formerly, the Equity Trust) seeks growth of capital by investing primarily in common stocks of United States issuers and securities convertible into or carrying the right to buy common stocks.

The SMALL COMPANY VALUE TRUST seeks long term growth of capital by investing in equity securities of smaller companies which are traded principally in the markets of the United States.

The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing primarily in equity securities throughout the world, including U.S. issuers and emerging markets.

The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).

The LARGE CAP GROWTH TRUST (formerly, the Aggressive Asset Allocation Trust) seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in equity securities of companies with large market capitalizations.

The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) and many of the stocks in the portfolio are expected to pay dividends.

The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities.

The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

The EQUITY INDEX TRUST seeks to achieve investment results which approximate the aggregate total return of publicly traded common stocks which are included in the Standard & Poor's 500 Composite Stock Price.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of United States issuers which the subadviser believes are of high quality.

The U.S. LARGE CAP TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST (formerly, the Moderate Asset Allocation Trust) seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed-income securities.

The BALANCED TRUST seeks current income and capital appreciation by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed-income securities.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed-income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST (formerly, the Global Government Bond Trust) seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six- year time frame based on PIMCO's forecast for interest rates.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The DIVERSIFIED BOND TRUST (formerly, the Conservative Asset Allocation Trust) seeks high total return as is consistent with the conservation of capital by investing at least 75% of the portfolio's assets in fixed-income securities.

The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by United States entities.

The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to high income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

ISSUING A POLICY

USE OF THE POLICY
The Policy is designed to provide to corporations and other entities life insurance coverage on their employees or other persons in whose lives they have an insurable interest. The Policy may be owned individually or by a corporation, trust, association, or similar entity. The Policy may be used for such purposes as funding non-qualified executive deferred compensation or salary continuation plans, as a means of funding death benefit liabilities incurred under executive retirement plans, or as a source for funding cash flow obligations under such plans.

REQUIREMENTS
To purchase a Policy, an applicant must submit a completed application. A Policy will not be issued until the underwriting process has been completed to the Company's satisfaction.

Policies may be issued on a basis which does not distinguish between the insured's sex and/or smoking status, with prior approval from the Company. A Policy will only be issued on the lives of insureds from ages 20 through 80.

Each Policy is issued with a Policy Date, an Effective Date and an Issue Date. The Policy Date is the date coverage takes effect under the Policy and the date from which the first monthly deductions are calculated and from which Policy Years, Policy Months and Policy Anniversaries are determined. The Effective Date is the date the Company approves issuance of the Policy and the date the Company receives at least the minimum initial premium. The Issue Date is the date from which the Suicide and Incontestability provisions of the Policy are measured.

If an application is accompanied by a check for the initial premium and the application is accepted:

(i) the Policy Date will be the date the application and check were received at the Service Office (unless a special Policy Date is requested (See "Backdating a Policy" below);

(ii) the Effective Date will be the date the Company's underwriters approve issuance of the Policy; and

(iii) the Issue Date will be the date the Company issues the Policy.

If an application accepted by the Company is not accompanied by a check for the initial premium:

(i) the Policy Date will be the date the Company issues the Policy (unless a special Policy Date is requested (See "Backdating a Policy" below);

(ii) the Effective Date will be the date the Service Office receives the initial premium; and

(iii) the Issue Date will be the date the Company issues the Policy.

The initial premium must be received within 60 days after the Policy Date. If the premium is not paid or if the application is rejected, the Policy will be cancelled and any partial premiums paid will be returned to the applicant.

MINIMUM INITIAL FACE AMOUNT
Manufacturers Life of America will issue a Policy only if it has a Face Amount of at least $50,000.

BACKDATING A POLICY
Under limited circumstances, the Company may backdate a Policy, upon request, by assigning a Policy Date earlier than the date the application is signed. However, in no event will a Policy be backdated earlier than the earliest date allowed by state law, which is generally three months to one year prior to the date of application for the Policy. Monthly deductions will be made for the period the Policy Date is backdated. Regardless of whether or not a policy is backdated, Net Premiums received prior to the Effective Date of a Policy will be credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market portfolio. As of the Effective Date, the premiums paid plus interest credited, net of the premium load, will be allocated among the Investment Accounts and/or Guaranteed Interest Account in accordance with the policyholder's instructions unless such amount is first allocated to the Money Market portfolio for the duration of the Right to Examine period.

TEMPORARY INSURANCE AGREEMENT
In accordance with the Company's underwriting practices, temporary insurance coverage may be provided under the terms of a Temporary Insurance Agreement. Generally, temporary life insurance may not exceed $1,000,000 and may not be in effect for more than 90 days. This temporary insurance coverage will be issued on a conditional receipt basis, which means that any benefits under such temporary coverage will only be paid if the life insured meets the Company's usual and customary underwriting standards for the coverage applied for.

UNDERWRITING
The policies are offered on three underwriting bases, which vary by the amount of information required of the prospective insured. These bases are: short form underwriting, simplified underwriting, and regular (medical) underwriting. These are described in more detail below. Regardless of which underwriting procedure is used, the acceptance of an application is subject to the Company's underwriting rules, and the Company reserves the right to request additional information or to reject an application for any reason.

SHORT FORM UNDERWRITING
Generally, the availability of short form underwriting depends on the characteristics of the Case, such as the number of lives to be insured and the amounts of insurance. Under Short Form underwriting, a proposed Insured is required to answer qualifying questions in the application, but is not required to submit to a medical or paramedical exam. Short form underwriting is generally available only up to issue age 65.

SIMPLIFIED UNDERWRITING
Like short form underwriting the availability of simplified underwriting depends on the characteristics of the Case. Under Simplified Underwriting, the proposed insured is required to respond satisfactorily to certain health questions in the application. Medical records, such as "Attending Physician's Statements" (APS's) are generally required. In some instances, a blood test may also be required.

REGULAR UNDERWRITING
If the requirements for short form or simplified underwriting are not satisfied, the Company will require satisfactory evidence of insurability. This may include medical exams and other information. Persons failing to meet standard underwriting classification may be eligible for a Policy with an additional rating assigned to it.

RIGHT TO EXAMINE THE POLICY
A Policy may be returned for a refund within 10 days after it is received. Some states provide a longer period of time to exercise this right. The Policy will indicate if the policyholder has a longer time. The Policy can be mailed or delivered to the Manufacturers Life of America agent who sold it or to the Service Office. Immediately on such delivery or mailing, the Policy shall be deemed void from the beginning.

Within seven days after receipt of the returned Policy at its Service Office, the Company will refund to the policyholder an amount equal to:

(a) the difference between payments made and amounts allocated to the Separate Account and the Guaranteed Interest Account; plus

(b) the value of the amount allocated to the Separate Account and the Guaranteed Interest Account as of the date the returned Policy is received by the Company; minus

(c)     any partial withdrawals made and policy loans taken.

Some state laws require the refund of all premiums paid, without adjustment for the investment gains and losses of the Separate Account. In these states, all Net Premiums will be allocated to the Money Market Trust during the right to examine period, and the policyholder will receive a refund of all payments made less any partial withdrawals and policy loans taken.

If a policyholder requests an increase in face amount which results in new surrender charges, he or she will have the same rights as described above to cancel the increase. If cancelled, the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the increase not taken place. A policyholder may request a refund of all or any portion of premiums paid during the free look period, and the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the premiums not been paid.

The Company reserves the right to delay the refund of any premium paid by check until the check has cleared.

DEATH BENEFITS
If the Policy is in force at the time of the life insured's death, the Company will pay an insurance benefit upon receipt of Due Proof of Death. The amount payable will be the death benefit under the selected death benefit option, plus any amounts payable under any supplementary benefits added to the Policy, less the Policy Debt and any outstanding monthly deductions due. The insurance benefit will be paid in one lump sum unless another form of settlement option is agreed to by the beneficiary and the Company. If the insurance benefit is paid in one sum, the Company will pay interest from the date of death to the date of payment. If the life insured should die after the Company's receipt of a request for surrender, no insurance benefit will be payable, and the Company will pay only the Net Cash Surrender Value.

LIFE INSURANCE QUALIFICATION
A Policy must satisfy either of two tests to qualify as a life insurance contract for purposes of Section 7702 of the Internal Revenue Code of 1986, as amended. At the time of application, the policyholder may choose a Policy which uses either the Cash Value Accumulation Test or the Guideline Premium Test. The test cannot be changed once the Policy is issued.


CASH VALUE ACCUMULATION TEST
Under the Cash Value Accumulation Test ("CVA Test"), the Policy's death benefit must be at least equal to the Minimum Death Benefit. There is no restriction on the amount of premiums that may be paid into a Policy. However, the Company reserves the right to require satisfactory evidence of insurability before accepting any premium that would increase the net amount at risk under the Policy.


GUIDELINE PREMIUM TEST
The Guideline Premium Test ("GLP Test") restricts the maximum premiums that may be paid into a life insurance policy for a given death benefit. The policy's death benefit must also be at least equal to the Minimum Death Benefit (described below). However, the Minimum Death Benefit Percentages are lower than those required under the Cash Value Accumulation Test.

Changes to the Policy may affect the maximum amount of premiums, such as:

-        A change in the policy's Face Amount.

-        A change in the death benefit option.

-        Partial Withdrawals.

Any of the above changes could cause the total premiums paid to exceed the new maximum limit. In this situation, the Company will require the policyholder to take a partial withdrawal. In addition, these changes could reduce the future premium limitations.

MINIMUM DEATH BENEFIT
Both the Cash Value Accumulation Test and the Guideline Premium Test require a life insurance policy to meet minimum ratios of life insurance coverage to policy value. This is achieved by ensuring that the death benefit is at all times at least equal to the Minimum Death Benefit. The Minimum Death Benefit on any date is defined as the Policy Value on that date times the applicable Minimum Death Benefit Percentage for the Attained Age of the life insured. The Minimum Death Benefit Percentages for each test are shown in the Table of Minimum Death Benefit Percentages.

TABLE OF MINIMUM DEATH BENEFIT PERCENTAGES

                                  CVA Test Percent                                 CVA Test Percent
                               ----------------------                            ---------------------
                  GLP Test                                         GLP Test
          Age      Percent       Male        Female        Age      Percent        Male       Female
           20        250%        653%         779%          60        130%         192%        221%
           21        250%        634%         754%          61        128%         187%        214%
           22        250%        615%         730%          62        126%         182%        208%
           23        250%        597%         706%          63        124%         178%        203%
           24        250%        580%         684%          64        122%         174%        197%
           25        250%        562%         662%          65        120%         170%        192%
           26        250%        545%         640%          66        119%         166%        187%
           27        250%        528%         619%          67        118%         162%        182%
           28        250%        511%         599%          68        117%         159%        177%
           29        250%        494%         580%          69        116%         155%        173%
           30        250%        479%         561%          70        115%         152%        169%
           31        250%        463%         542%          71        113%         149%        164%
           32        250%        448%         525%          72        111%         146%        160%
           33        250%        433%         507%          73        109%         144%        156%
           34        250%        419%         491%          74        107%         141%        153%
           35        250%        406%         475%          75        105%         139%        149%
           36        250%        392%         459%          76        105%         136%        146%
           37        250%        380%         444%          77        105%         134%        143%
           38        250%        367%         430%          78        105%         132%        140%
           39        250%        356%         416%          79        105%         130%        138%
           40        250%        344%         403%          80        105%         129%        135%
           41        243%        333%         390%          81        105%         127%        133%
           42        236%        323%         378%          82        105%         125%        130%
           43        229%        313%         366%          83        105%         124%        128%

           44        222%        303%         355%          84        105%         122%        126%
           45        215%        294%         344%          85        105%         121%        124%
           46        209%        285%         333%          86        105%         120%        123%
           47        203%        277%         323%          87        105%         119%        121%
           48        197%        268%         313%          88        105%         118%        119%
           49        191%        260%         304%          89        105%         116%        118%
           50        185%        253%         295%          90        105%         116%        117%
           51        178%        245%         286%          91        104%         115%        115%
           52        171%        238%         278%          92        103%         114%        114%
           53        164%        232%         270%          93        102%         112%        113%
           54        157%        225%         262%          94        101%         111%        112%
           55        150%        219%         254%          95        100%         110%        110%
           56        146%        213%         247%          96        100%         109%        109%
           57        142%        207%         240%          97        100%         107%        107%
           58        138%        202%         233%          98        100%         106%        106%
           59        134%        197%         227%          99        100%         105%        105%



DEATH BENEFIT OPTIONS
There are two death benefit options, described below.

DEATH BENEFIT OPTION 1
Under Option 1 the death benefit is the Face Amount of the Policy at the date of death or, if greater, the Minimum Death Benefit.

DEATH BENEFIT OPTION 2
Under Option 2 the death benefit is the Face Amount plus the Policy Value of the Policy at the date of death or, if greater, the Minimum Death Benefit.

CHANGING THE DEATH BENEFIT OPTION
The death benefit option may be changed on the first day of any Policy month. The change will occur on the first day of the next Policy month which is 30 days after a written request for a change is received at the Service Office. The Company reserves the right to limit a request for a change if the change would cause the Policy to fail to qualify as life insurance for tax purposes.

A change in the death benefit option will result in a change in the Policy's Face Amount, in order to avoid any change in the amount of the death benefit, as follows:


CHANGE FROM OPTION 1 TO OPTION 2
The new Face Amount will be equal to the Face Amount prior to the change minus the Policy Value on the date of the change. The Policy will not be assessed a Surrender Charge for a reduction in Face Amount solely due to a change in the death benefit option.

CHANGE FROM OPTION 2 TO OPTION 1
The new Face Amount will be equal to the Face Amount prior to the change plus the Policy Value on the date of the change. No new Surrender Charges will apply to an increase in Face Amount solely due to a change in the death benefit option.

CHANGING THE FACE AMOUNT
Subject to the limitations stated in this Prospectus, a policyholder may, upon written request, increase or decrease the Face Amount of the Policy. The Company reserves the right to limit a change in Face Amount so as to prevent the Policy from failing to qualify as life insurance for tax purposes.

INCREASE IN FACE AMOUNT
Increases in Face Amount are subject to satisfactory evidence of insurability. An increase will become effective at the beginning of the Policy month following the date Manufacturers Life of America approves the requested increase. The Company reserves the right to refuse a requested increase if the life insured's Attained Age at the effective date of the increase would be greater than the maximum Issue Age for new Policies at that time.

NEW SURRENDER CHARGES FOR AN INCREASE
An increase in Face Amount will result in the Policy's being subject to new Surrender Charges. The new Surrender Charges will be computed as if a new Policy were being purchased for the increase in Face Amount. For purposes of determining the new Surrender Charges a portion of the premiums paid on or subsequent to the increase will be deemed to be premiums attributable to the increase. The portion attributable to the increase in any Policy Year will be the amount of premiums in excess of the sum of the Target Premiums for the (i) initial Face Amount during the first five Policy Years and (ii) all prior increases that are in effect at the time of the increase in Face Amount and have been in effect for less than five years.

INCREASE WITH PRIOR DECREASES
If, at the time of the increase, there have been prior decreases in Face Amount, these prior decreases will be restored first. There will be no new Surrender Charges associated with these increases, since Surrender Charges will have already been assessed at the time of the prior decrease.

DECREASE IN FACE AMOUNT
A written request from a policyholder for a decrease in the Face Amount must be received by Manufacturers Life of America at least 30 days prior to the first day of a policy month for the change to take effect on the first day of that policy month. If there have been previous increases in Face Amount, the decrease will be applied to the most recent increase first and thereafter to the next most recent increases successively.

SURRENDER CHARGES ASSESSED ON A DECREASE
A portion of a Policy's Surrender Charge will be deducted from the Policy Value on a decrease in Face Amount. Since Surrender Charges are determined separately for the initial Face Amount and each Face Amount Increase, the portion of the Surrender Charges to be deducted with respect to each level of insurance coverage will be determined separately. The portion of the Surrender Charge deducted with respect to a level of coverage will be equal to:

(a)     the amount of the decrease; divided by

(b)     the amount of the coverage prior to the decrease; multiplied by

(c)     the Surrender Charge for the coverage.

The charges will be allocated among the Investment Accounts and the Guaranteed Interest Account in the same proportion as the Policy Value in each bears to the Net Policy Value.

Whenever a portion of the surrender charges are deducted as a result of a decrease in Face Amount, the Policy's remaining surrender charges will be reduced in the same proportion that the surrender charge deducted bears to the total surrender charge immediately prior to the decrease in Face Amount.

PREMIUM PAYMENTS

INITIAL PREMIUMS
No premiums will be accepted prior to receipt of a completed application by the Company. All premiums received prior to the Effective Date of the Policy will be held in the general account and credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market Trust.

On the Effective Date, the Net Premiums paid plus interest credited will be allocated among the Investment Accounts or the Guaranteed Interest Account in accordance with the policyholder's instructions.

All Net Premiums received on or after the Effective Date will be allocated among Investment Accounts or the Guaranteed Interest Account as of the date the premiums were received at the Service Office. Monthly deductions are due on the Policy Date and at the beginning of each policy month thereafter. However, if due prior to the Effective Date, they will be taken on the Effective Date instead of the dates they were due.

EXCEPTION FOR CERTAIN STATES
Some state laws require the refund of all premiums paid, without adjustment for gains and losses of the Separate Account, if a Policy is returned during the right to examine period. In these states, all Net Premiums will be allocated to the Money Market Trust during the right to examine period. At the end of this period, the Policy Value in the Money Market Trust will be allocated among the Investment Accounts or the Guaranteed Interest Account. The Policy will state if a return of premiums is required.

SUBSEQUENT PREMIUMS
After the payment of the initial premium, premiums may be paid at any time and in any amount during the lifetime of the life insured, subject to the limitations on premium amount described below.

A Policy will be issued with a planned premium, which is based on the amount of premium the policyholder wishes to pay. Manufacturers Life of America will send notices to the policyholder setting forth the planned premium at the payment interval selected by the policyholder. However, the policyholder is under no obligation to make the indicated payment.

Payment of premiums will not guarantee that the Policy will stay in force. Conversely, failure to pay premiums will not necessarily cause the Policy to lapse.

MAXIMUM PREMIUM LIMITATION
If the Policy is issued under the Guideline Premium Test, in no event may the total of all premiums paid exceed the then-current maximum premium limitations established by federal income tax law for a Policy to qualify as life insurance.

If, at any time, a premium is paid which would result in total premiums exceeding the above maximum premium limitation, the Company will only accept that portion of the premium which will make the total premiums equal to the maximum. Any part of the premium in excess of that amount will be returned and no further premiums will be accepted until allowed by the then-current maximum premium limitation. The maximum premium limitations are set forth in the Policy.

PREMIUM ALLOCATION
Premiums may be allocated to either the Guaranteed Interest Account for accumulation at a rate of interest equal to at least 4% or to one or more of the Investment Accounts for investment in the Portfolio shares held by the corresponding sub-account of the Separate Account. Allocations among the Investment Accounts and the Guaranteed Interest Account are made as a percentage of the premium. The percentage allocation to any account may be any number between zero and 100, provided the total allocation equals 100. Alternatively, a policyholder may specify the allocation of a specific premium payment in dollar amounts, so long as the total allocation among the Investment Accounts equals the Net Premium paid. A policyholder may change the way in which premiums are allocated at any time without charge. The change will take effect on the date a written request for change satisfactory to the Company is received at the Service Office.

CHARGES AND DEDUCTIONS

AMOUNT DEDUCTED FROM PREMIUMS
Manufacturers Life of America deducts an amount from each premium payment, equal to 2.00% of the premium. Premium Loads are deducted in order to cover federal, state and local taxes on premium payments.

SURRENDER CHARGES
The Company will deduct a Surrender Charge if during the first 10 years following the Policy Date, or the effective date of a Face Amount increase:

- the Policy is surrendered for its Net Cash Surrender Value,

- a partial withdrawal is made in excess of the Free Partial Withdrawal Amount,

- the Face Amount is decreased, or

- the Policy lapses.

The Surrender Charge is expressed as a percentage of the total premiums paid from the Effective Date. However, premiums paid in any Policy Year in excess of the Target Premium, and premiums paid after the fifth Policy Year, are not counted in the determination of total premiums paid. Therefore, the timing of premium payments may affect the amount of the Surrender Charge. The percentages vary by Policy Year as follows:

            Policy Year                          Percentage
                 1                                  10.00%
                 2                                   7.50%
                 3                                   5.00%
                 4                                   5.00%
                 5                                   5.00%
                 6                                   5.00%
                 7                                   4.00%
                 8                                   3.00%
                 9                                   2.00%
                10+                                  0.00%

Although the percentages remain level or decrease as the Policy Year increases, the total dollar amount of Surrender Charges may increase, as the total premium paid increases.

The Target Premium is based on the face Amount, as well as the insured's age at issue and sex, and is set forth in the Policy.

Depending upon the circumstances, including the premiums paid under the Policy and the performance of the underlying investment options, the Policy may have no Cash Surrender Value and, therefore, the policyowner may receive no surrender proceeds upon surrendering the Policy.



SURRENDER CHARGES ON A PARTIAL WITHDRAWAL
A partial withdrawal will result in the assessment of a portion of the Surrender Charges to which the Policy is subject. The portion of the Surrender Charges assessed will be based on the ratio of the amount of the withdrawal which exceeds the Free Withdrawal Amount to the Net Cash Surrender Value of the Policy immediately prior to the withdrawal. The Surrender Charges will be deducted on a pro-rata basis from each of the Investment Accounts and the Guaranteed Interest Account. If the amount in the accounts are not sufficient to pay the Surrender Charges assessed, then the amount of the withdrawal will be reduced.

Whenever a portion of the surrender charges are deducted as a result of a partial withdrawal, the Policy's remaining surrender charges will be reduced in the same proportion that the surrender charge deducted bears to the total surrender charge immediately before the partial withdrawal.

FREE WITHDRAWAL AMOUNT
The Free Withdrawal Amount is equal to 10% of the Net Cash Surrender Value at the time of the withdrawal. In determining what, if any, portion of a partial withdrawal is in excess of the Free Withdrawal Amount, all previous partial withdrawals that have occurred in the current Policy Year are included.

MONTHLY CHARGES
On the Policy Date and at the beginning of each policy month, a deduction is due from the Policy Value to cover certain charges in connection with the Policy until the insured reaches age 100. Monthly deductions due prior to the Effective Date will be taken on the Effective Date instead of the dates they were due. The charges consist of:

(i)     a monthly administration charge;

(ii)    a monthly charge for the cost of insurance;

(iii)   a monthly charge for any supplementary benefits added to the Policy.

Unless otherwise allowed by the Company and specified by the policyholder, the monthly deduction will be allocated among the Investment Accounts and the Guaranteed Interest Account in the same proportion as the Policy value in each bears to the Net Policy Value.

ADMINISTRATION CHARGE
This charge will be equal to $12 per policy month, which is guaranteed not to increase. The charge is designed to cover certain administrative expenses associated with the Policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various change permitted under a Policy.

COST OF INSURANCE CHARGE
The monthly charge for the cost of insurance is determined by multiplying the applicable cost of insurance rate times the net amount at risk at the beginning of each policy month. The cost of insurance rate and the net amount at risk are determined separately for the initial Face Amount and for each increase in Face Amount. In determining the net amount at risk, if there have been increases in the Face Amount, the Policy Value shall first be considered a part of the initial Face Amount. If the Policy Value exceeds the initial Face Amount, it shall then be considered a part of the additional increases in Face Amount resulting from the increases in the order of the increases.

The net amount at risk is equal to the greater of zero, or the result of
(a)minus (b) where:

(a) is the death benefit as of the first day of the month, divided by 1.0032737; and

(b) is the Policy Value as of the first day of the month.

The cost of insurance rate is based upon the following factors:

- the issue age, sex (unless unisex rates are required by law) and smoking status of the life insured;

-       the underwriting class of the Policy;

-       the number of years since issue or since an increase in Face Amount;

-       the amount of the Death Benefit in excess of the Face Amount,

-       any extra charges for additional ratings indicated in the Policy.

Cost of insurance rates will generally increase with the life insured's age.

The cost of insurance rates reflect the Company's expectations as to future mortality experience. The rates may be changed from time to time on a basis which does not unfairly discriminate within the class of lives insured. In no event will the cost of insurance rate exceed the guaranteed rates set forth in the Policy except to the extent that an extra charge is imposed because of an additional rating applicable to the life insured. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables.


CHARGES FOR SUPPLEMENTARY BENEFITS
If the Policy includes Supplementary Benefits, a charge will be made applicable to such Supplementary Benefit.

CHARGES ASSESSED AGAINST ASSETS OF THE INVESTMENT ACCOUNTS
A daily charge is assessed against amounts in the Investment Accounts equal to a percentage of the value of the Investment Account. This charge is to compensate the Company for the mortality and expense risks it assumes under the Policy. The mortality risk assumed is that lives insured may live for a shorter period of time than the Company estimated. The expense risk assumed is that expenses incurred in issuing and administering the Policy will be greater than the Company estimated. The Company will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policy.

The charge varies by Policy Year as follows:

                                                            Equivalent Annual
                           Daily Mortality and            Mortality and Expense
Policy Year                Expense Risk Charge                 Risk Charge
   1-10                       0.000020625%                        0.75%
    11+                       0.000010981%                        0.40%

CHARGES FOR TRANSFERS
A charge of $25 will be imposed on each transfer in excess of twelve in a policy year.

REDUCTION IN CHARGES
The Policy is available for purchase by corporations and other groups or sponsoring organizations for multiple life sales. Manufacturers Life of America reserves the right to reduce any of the Policy's loads or charges on certain Cases where it is expected that the amount or nature of such Cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyholder, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which Manufacturers Life of America believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification, on a uniform Case basis. Reductions in charges will not be unfairly discriminatory to any policyholders.

COMPANY TAX CONSIDERATIONS
At the present time, the Company makes no charge to the Separate Account for any federal, state, or local taxes that the Company incurs that may be attributable to such Account or to the Policies. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Separate Account or to the Policies.

POLICY VALUE

DETERMINATION OF THE POLICY VALUE
A Policy has a Policy Value, a portion of which is available to the policyholder by making a policy loan or partial withdrawal, or upon surrender of the Policy. The Policy Value may also affect the amount of the death benefit. The Policy Value at any time is equal to the sum of the values in the Investment Accounts, the Guaranteed Interest Account, and the Loan Account.

INVESTMENT ACCOUNTS
An Investment Account is established under each Policy for each sub-account of the Separate Account to which net premiums or transfer amounts have been allocated. Each Investment Account under a Policy measures the interest of the Policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the Policy times the value of such units.

GUARANTEED INTEREST ACCOUNT
Amounts in the Guaranteed Interest Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by Manufacturers Life of America. For a detailed description of the Guaranteed Interest Account, see "The General Account - Guaranteed Interest Account".

LOAN ACCOUNT
Amounts borrowed from the Policy are transferred to the Loan Account. Amounts in the Loan Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate which is equal to the amount charged on the outstanding Policy Debt less the Loan Spread. For a detailed description of the Loan Account, see "Policy Loans - Loan Account".

UNITS AND UNIT VALUES

CREDITING AND CANCELING UNITS
Units of a particular sub-account are credited to a Policy when net premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are cancelled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or cancelled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit on the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values for the Business Day on which the premium is received at the Service Office, except for any premiums received before the Effective Date. For premiums received before the Effective Date, the values will be determined on the Effective Date.

Units are valued at the end of each Business Day. When an order involving the crediting or canceling of units is received after the end of a Business Day, or on a day which is not a Business Day, the order will be processed on the basis of unit values determined on the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day which is not a Business Day will be made on the next Business Day.

UNIT VALUES
The value of a unit of each sub-account was initially fixed at $10.00. For each subsequent Business Day the unit value for that sub-account is determined by multiplying the unit value for the immediately preceding Business Day by the net investment factor for the that sub-account on such subsequent Business Day.

The net investment factor for a sub-account on any Business Day is equal to (a) divided by (b) minus (c), where:

(a) is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of such Business Day before any policy transaction are made on that day;

(b) is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of the immediately preceding Business Day after all policy transaction were made for that day; and

(c) is a charge not exceeding the daily mortality and expense risk charge shown in the "Charges and Deductions Charges Assessed Against Assets of the Investment Accounts" section.

  The value of a unit may increase, decrease, or remain the same, depending on the investment performance of a sub-account from one Business Day to the next.

Due to the fact that the daily mortality and expense risk charge varies by Policy Years, two unit values will be calculated for each sub-account commencing 10 years after the effective date of the first Policy.


TRANSFERS OF POLICY VALUE
At any time, a policyholder may transfer Policy Value from one sub-account to another or to the Guaranteed Interest Account. Transfer requests must be in writing in a format satisfactory to the Company, or by telephone if a currently valid telephone transfer authorization form is on file.

These transfer privileges are subject to the Company's consent. The Company reserves the right to impose limitations on transfers, including the maximum amount that may be transferred. In addition, transfer privileges are subject to any restrictions that may be imposed by the Trust.

TRANSFER CHARGES
A policyholder may make up to twelve transfers each policy year free of charge. Additional transfers in each policy year may be made at a cost of $25 per transfer. This charge will be allocated among the Investment Accounts and the Guaranteed Interest Account in the same proportion as the amount transferred from each bears to the total amount transferred. All transfer requests received by the Company on the same Business Day are treated as a single transfer request.

Transfers under the Dollar Cost Averaging and Asset Allocation Balancer programs, discussed below, do not count against the number of free transfers permitted per Policy Year.

TRANSFERS INVOLVING GUARANTEED INTEREST ACCOUNT
The maximum amount that may be transferred from the Guaranteed Interest Account in any one policy year is the greater of $500 or 15% of the Guaranteed Interest Account Value at the previous Policy Anniversary. Any transfer which involves a transfer out of the Guaranteed Interest Account may not involve a transfer to the Investment Account for the Money Market Trust.

TELEPHONE TRANSFERS
Although failure to follow reasonable procedures may result in the Company being liable for any losses resulting from unauthorized or fraudulent telephone transfers, Manufacturers Life of America will not be liable for following instructions communicated by telephone that the Company reasonably believes to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming that a valid telephone authorization form is on file, tape recording of all telephone transactions and providing written confirmation thereof.

POLICY LOANS
At any time while this Policy is in force, a policyholder may borrow against the Policy Value of the Policy. The Policy serves as the only security for the loan. Policy loans may have tax consequences, see "Tax Treatment of Policy Benefits - Policy Loan Interest."

MAXIMUM LOAN
The amount of any loan cannot exceed the amount which would cause the Policy Debt to equal the Loan Value of the Policy on the date of the loan.

LOAN VALUE
The Loan Value is equal to the Policy's Cash Surrender Value less the monthly deductions due to the next Policy Anniversary.

EFFECT OF POLICY LOAN
A policy loan will have an effect on future Policy Values, since that portion of the Policy Value in the Loan Account will increase in value at the crediting interest rate rather than varying with the performance of the underlying Portfolios or increasing in value at the rate of interest credited for amounts allocated to the Guaranteed Interest Account. A policy loan may cause a Policy to be more susceptible to going into default since a policy loan will be reflected in the Net Cash Surrender Value. See "Lapse and Reinstatement." Finally, a policy loan will affect the amount payable on the death of the life insured, since the death benefit is reduced by the Policy Debt at the date of death in arriving at the insurance benefit.

INTEREST CHARGED ON POLICY LOANS
Interest on the Policy Debt will accrue daily and be payable annually on the Policy Anniversary. The rate of interest charged will be an effective annual rate of 5.00%.

LOAN ACCOUNT
When a loan is made, an amount equal to the loan will be deducted from the Investment Accounts or the Guaranteed Interest Account and transferred to the Loan Account. The policyholder may designate how the amount to be transferred to the Loan Account is allocated among the accounts from which the transfer is to be made. In the absence of instructions, the amount to be transferred will be allocated to each account in the same proportion as the value in each Investment Account and the Guaranteed Interest Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.

INTEREST CREDITED TO THE LOAN ACCOUNT
Interest will be credited to amounts in the Loan Account at an effective annual rate of at least 4.00%. The actual rate credited is equal to the rate of interest charged on the policy loan less the Loan Spread. The Loan Spread varies by policy year as follows:

            Policy Year                          Loan Spread
                1-10                                1.00%
               11-20                                0.50%
                21+                                 0.25%

LOAN ACCOUNT ADJUSTMENTS
On the first day of each policy month the difference between the Loan Account and the Policy Debt is transferred to the Loan Account from the Investment Accounts or the Guaranteed Interest Account. Amounts transferred from the Loan Account will be allocated to the Investment Accounts and the Guaranteed Interest Account in the same proportion as the value in each Investment Account and the Guaranteed Interest Account bears to the Net Policy Value.

LOAN REPAYMENTS
Policy Debt may be repaid in whole or in part at any time prior to the death of the life insured, provided that the Policy is in force. When a repayment is made, the amount is credited to the Loan Account and transferred to the Guaranteed Interest Account or the Investment Accounts. Loan repayments will be allocated to the Guaranteed Interest Account and each Investment Account in the same proportion as the value in each Investment Account and the Guaranteed Interest Account bears to the Net Policy Value.

Amounts paid to the Company not specifically designated in writing as loan repayments will be treated as premiums.

POLICY SURRENDER AND PARTIAL WITHDRAWALS

POLICY SURRENDER
A Policy may be surrendered for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is equal to the Policy Value less any surrender charges and outstanding monthly deductions due (the "Cash Surrender Value") minus the Policy Debt. The Net Cash Surrender

Value will be determined at the end of the Business Day on which Manufacturers Life of America receives the Policy and a written request for surrender at its Service Office. After a Policy is surrendered, the insurance coverage and all other benefits under the Policy will terminate.

PARTIAL WITHDRAWALS
A policyholder may make a partial withdrawal of the Net Cash Surrender Value. The policyholder may specify the portion of the withdrawal to be taken from each Investment Account and the Guaranteed Interest Account. In the absence of instructions, the withdrawal will be allocated among such accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value. For information on Surrender Charges on a Partial Withdrawal see "Charges and Deductions - Surrender Charges."

REDUCTION IN FACE AMOUNT DUE TO A PARTIAL WITHDRAWAL
If Death Benefit Option 1 is in effect when a partial withdrawal is made, the Face Amount of the Policy will be reduced by the amount of the withdrawal plus any applicable Surrender Charges. Reductions in Face Amount resulting from partial withdrawals will not incur any Surrender Charges above the Surrender Charges applicable to the withdrawal.

If the death benefit is based upon the Policy Value times the minimum death benefit percentage set forth under "Death Benefit - Minimum Death Benefit," the Face Amount will be reduced only to the extent that the amount of the withdrawal plus the portion of the Surrender Charge assessed exceeds the difference between the death benefit and the Face Amount. When the Face Amount of a Policy is based on one or more increases subsequent to issuance of the Policy, a reduction resulting from a partial withdrawal will be applied in the same manner as a requested decrease in Face Amount, i.e., against the Face Amount provided by the most recent increase, then against the next most recent increases successively and finally against the initial Face Amount.

LAPSE AND REINSTATEMENT

LAPSE
A Policy will go into default if at the beginning of any policy month the Policy's Net Cash Surrender Value would go below zero after deducting the monthly deduction then due. Therefore, a Policy could lapse eventually if increases in Policy Value (prior to deduction of Policy charges) are not sufficient to cover Policy charges. A lapse could have adverse tax consequences as described under "Tax Treatment of the Policy - Tax Treatment of Policy Benefits - Surrender or Lapse." Manufacturers Life of America will notify the policyholder of the default and will allow a 61 day grace period in which the policyholder may make a premium payment sufficient to bring the Policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero on the date of default, plus the monthly deductions due at the date of default and payable at the beginning of each of the two policy months thereafter, plus any applicable premium load. If the required payment is not received by the end of the grace period, the Policy will terminate with no value.

DEATH DURING GRACE PERIOD
If the life insured should die during the grace period, the Policy Value used in the calculation of the death benefit will be the Policy Value as of the date of default and the insurance benefit will be reduced by any outstanding monthly deductions due at the time of death.

REINSTATEMENT
A policyholder can reinstate a Policy which has terminated after going into default at any time within the five year period following the date of termination subject to the following conditions:

(a)     The Policy must not have been surrendered for its Net Cash Surrender
        Value;

(b) Evidence of the life insured's insurability satisfactory to Manufacturers Life of America is furnished to the Company; and

(c) A premium equal to the payment required during the grace period following default to keep the Policy in force is paid to the Company.

THE GENERAL ACCOUNT
The general account of Manufacturers Life of America consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, Manufacturers Life of America has sole discretion over the investment of the assets of the general account.

By virtue of exclusionary provisions, interests in the general account of Manufacturers Life of America have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the S.E.C. has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

GUARANTEED INTEREST ACCOUNT
A policyholder may elect to allocate net premiums to the Guaranteed Interest Account or to transfer all or a portion of the Policy Value to the Guaranteed Interest Account from the Investment Accounts. Manufacturers Life of America will hold the reserves required for any portion of the Policy Value allocated to the Guaranteed Interest Account in its general account. Transfers from the Guaranteed Interest Account to the Investment Accounts are subject to restrictions.

POLICY VALUE IN THE GUARANTEED INTEREST ACCOUNT
The Policy Value in the Guaranteed Interest Account is equal to:

(a)      the portion of the net premiums allocated to it; plus

(b)      any amounts transferred to it; plus

(c)      interest credited to it; less

(d)      any charges deducted from it; less

(e)      any partial withdrawals from it; less

(f)      any amounts transferred from it.


INTEREST ON THE GUARANTEED INTEREST ACCOUNT
An allocation of Policy Value to the Guaranteed Interest Account does not entitle the policyholder to share in the investment experience of the general account. Instead, Manufacturers Life of America guarantees that the Policy Value in the Guaranteed Interest Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the general account. Consequently, if a policyholder pays the planned premiums, allocates all net premiums only to the general account and makes no transfers, partial withdrawals, or policy loans, the minimum amount and duration of the death benefit of the Policy will be determinable and guaranteed.

OTHER PROVISIONS OF THE POLICY

POLICYHOLDER RIGHTS
Unless otherwise restricted by a separate agreement, the policyholder may:

-        Vary the premiums paid under the Policy.

-        Change the death benefit option.

-        Change the premium allocation for future premiums.

-        Transfer amounts between sub-accounts.

-        Take loans and/or partial withdrawals.

-        Surrender the contract.

-        Transfer ownership to a new owner.

- Name a contingent owner that will automatically become owner if the policyholder dies before the insured.

-        Change or revoke a contingent owner.

-        Change or revoke a beneficiary.

ASSIGNMENT OF RIGHTS
Manufacturers Life of America will not be bound by an assignment until it receives a copy of the assignment at its Service Office. Manufacturers Life of America assumes no responsibility for the validity or effects of any assignment.

BENEFICIARY
One or more beneficiaries of the Policy may be appointed by the policyholder by naming them in the application. Beneficiaries may be appointed in three classes
- primary, secondary, and final. Beneficiaries may also be revocable or irrevocable. Unless an irrevocable designation has been elected, the beneficiary may be changed by the policyholder during the life insured's lifetime by giving written notice to Manufacturers Life of America in a form satisfactory to the Company. If the life insured dies and there is no surviving beneficiary, the policyholder, or the policyholder's estate if the policyholder is the life insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the life insured, the Company will pay the insurance benefit as if the beneficiary had died before the life insured.

INCONTESTABILITY
Manufacturers Life of America will not contest the validity of a Policy after it has been in force during the life insured's lifetime for two years from the Issue Date. It will not contest the validity of an increase in Face Amount, after such increase or addition has been in force during the life insured's lifetime for two years. If a Policy has been reinstated and been in force for less than two years from the reinstatement date, the Company can contest any misrepresentation of a fact material to the reinstatement.

MISSTATEMENT OF AGE OR SEX
If the life insured's stated age or sex or both in the Policy are incorrect, Manufacturers Life of America will change the Face Amount, and if applicable, so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have purchased for the correct age and sex.

SUICIDE EXCLUSION
If the life insured, whether sane or insane, dies by suicide within two years from the Issue Date (or within the maximum period permitted by the state in which the Policy was delivered, if less than two years), Manufacturers Life of America will pay only the premiums paid less any partial withdrawals and any Policy Debt. If the life insured should die by suicide within two year after a Face Amount increase, the death benefit for the increase will be limited to the monthly deduction for the increase. At the discretion of the Company, this provision may be waived under some circumstances, such as policies purchased in conjunction with certain existing benefit plans.

SUPPLEMENTARY BENEFITS
Subject to certain requirements, one or more supplementary benefits may be added to a Policy, including, in the case of a Policy owned by a corporation or other similar entity, a benefit permitting a change in the life insured. More detailed information concerning these supplementary benefits may be obtained from an authorized agent of the Company. The cost of any supplementary benefits will be deducted as part of the monthly deduction.

TAX TREATMENT OF THE POLICY
The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "Service"). No representation is made as to the likelihood of continuation of the present federal income tax laws nor of the current interpretations by the Service. MANUFACTURERS LIFE OF AMERICA DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY POLICY OR ANY TRANSACTION REGARDING THE POLICIES.

The Policies may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of such Policies in any such arrangement, the value of which depends in part on the tax consequences, is contemplated, a qualified tax adviser should be consulted for advice on the tax attributes of the particular arrangement.

LIFE INSURANCE QUALIFICATION
There are several requirements that must be met for a Policy to be considered a Life Insurance Contract under the Internal Revenue Code, and thereby to enjoy the tax benefits of such a contract:

1. The Policy must satisfy the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986 (the "Code").

2. The investments of the Separate Account must be "adequately diversified" in accordance with Section 817(h) of the Code and Treasury Regulations.

3. The Policy must be a valid life insurance contract under applicable state law.

4. The Policyholder must not possess "incidents of ownership" in the assets of the Separate Account.

These four items are discussed in detail below.

DEFINITION OF LIFE INSURANCE
Section 7702 of the Code sets forth a definition of a life insurance contract for federal tax purposes. For a Policy to be a life insurance contract, it must satisfy either the Cash Value Accumulation Test or the Guideline Premium Test. The Cash Value Accumulation Test requires a minimum death benefit for a given Policy Value. The Guideline Premium Test also requires a minimum death benefit, but in addition limits the total premiums that can be paid into a Policy for a given amount of death benefit.

With respect to a Policy which is issued on the basis of a standard rate class, the Company believes (largely in reliance on IRS Notice 88-128 and the proposed mortality charge regulations under Section

7702, issued on July 5, 1991) that such a Policy should meet the Section 7702 definition of a life insurance contract.

With respect to a Policy that is issued on a substandard basis (i.e., a rate class involving higher-than-standard mortality risk), there is less guidance, in particular as to how mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. Thus it is not clear whether or not such a Policy would satisfy Section 7702, particularly if the policyholder pays the full amount of premiums permitted under the Policy.

The Secretary of the Treasury (the "Treasury") is authorized to prescribe regulations implementing Section 7702. However, while proposed regulations and other interim guidance have been issued, final regulations have not been adopted and guidance as to how Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such a Policy would not provide the tax advantages normally provided by a life insurance policy.

If it is subsequently determined that a Policy does not satisfy Section 7702, the Company may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, the Company reserves the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

DIVERSIFICATION
Section 817(h) of the Code requires that the investments of the Separate Account be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the code (discussed above). The Separate Account, through the Trust, intends to comply with the diversification requirements prescribed in Treas. Reg. Sec. 1.817-5, which affect how the Trust's assets are to be invested. The Company believes that the Separate Account will thus meet the diversification requirement, and the Company will monitor continued compliance with the requirement.

STATE LAW
State regulations require that the policyholder have appropriate insurable interest in the life insured. Failure to establish an insurable interest may result in the Policy not qualifying as a life insurance contract for federal tax purposes.

INVESTOR CONTROL
In certain circumstances, owners of variable life insurance Policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policyholder's gross income. The IRS has stated in published rulings that a variable policyholder will be considered the owner of separate account assets if the policyholder possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyholder), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets". As of the date of this prospectus, no such guidance has been issued.

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyholders were not owners of separate account assets. For example, the policyholder has additional flexibility in allocating premium payments and Policy Values. These differences could result in an owner being treated as the owner of a pro-rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The company therefore reserves the right to modify the Policy as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

TAX TREATMENT OF POLICY BENEFITS
The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes. The Company believes that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for federal income tax purposes.

Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, partial withdrawal, surrender, change in ownership, the addition of an accelerated death benefit rider, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policyholder or beneficiary.

DEATH BENEFIT
The death benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

CASH VALUES
Generally, the policyholder will not be deemed to be in constructive receipt of the Policy Value until there is a distribution. This includes additions attributable to interest, dividends, appreciation or gains realized on transfers among sub-accounts.

INVESTMENT IN THE POLICY Investment in the Policy means:

(a) the aggregate amount of any premiums or other consideration paid for a Policy; minus

(b) the aggregate amount, other than loan amounts, received under the Policy which has been excluded from the gross income of the policyholder (except that the amount of any loan from, or secured by, a Policy that is a MEC, to the extent such amount has been excluded from gross income, will be disregarded); plus

(c) the amount of any loan from, or secured by a Policy that is a MEC to the extent that such amount has been included in the gross income of the policyholder.

The repayment of a policy loan, or the payment of interest on a loan, does not affect the Investment in the Policy.

SURRENDER OR LAPSE
Upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of Policy Debt exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax.

If, at the time of lapse, a Policy has a loan, the loan is extinguished and the amount of the loan is a deemed payment to the policyholder. If the amount of this deemed payment exceeds the investment in the contract, the excess is taxable income and is subject to Internal Revenue Service reporting requirements.

DISTRIBUTIONS
The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a "Modified Endowment Contract" or "MEC".

DISTRIBUTIONS FROM NON-MEC'S
A distribution from a non-MEC is generally treated as a tax-free recovery by the policyholder of the Investment in the Policy to the extent of such Investment in the Policy, and as a distribution of taxable income only to the extent the distribution exceeds the Investment in the Policy. Loans from, or secured by, a non-MEC are not treated as distributions. Instead, such loans are treated as indebtedness of the policyholder.

Force Outs
An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the policyholder in order for the Policy to continue to comply with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Changes include partial withdrawals and death benefit option changes.

DISTRIBUTIONS FROM MEC'S
Policies classified as MEC's will be subject to the following tax rules:

(a) First, all partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy Value immediately before the distribution over the Investment in the Policy at such time.

(b) Second, loans taken from or secured by such a Policy are treated as partial withdrawals from the Policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as a loan.

(c) Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:

        (i)     is made on or after the policyholder attains age 59 1/2;

        (ii)    is attributable to the policyholder becoming disabled; or

        (iii) is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyholder or the joint lives (or joint life expectancies) of the policyholder and the policyholder's beneficiary.

These exceptions are not likely to apply in situations where the Policy is not owned by an individual.

Definition of Modified Endowment Contracts
Section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts," which applies to Policies entered into or materially changed after June 20, 1988.

In general, a Policy will be a Modified Endowment Contract if the accumulated premiums paid at any time during the first seven policy years exceed the "seven-pay premium limit". The seven-pay premium limit on any date is equal to the sum of the net level premiums that would have been paid on or before such date if the policy provided for paid-up future benefits after the payment of seven level annual premiums (the "seven-pay premium").

The rules relating to whether a Policy will be treated as a MEC are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, a current or prospective policyholder should consult with a competent adviser to determine whether a transaction will cause the Policy to be treated as a MEC.

Material Changes
A policy that is not a MEC may become a MEC if it is "materially changed". If there is a material change to the policy, the seven year testing period for MEC status is restarted. The material change rules for determining whether a Policy is a MEC are complex. In general, however, the determination of whether a Policy will be a MEC after a material change generally depends upon the relationship among the death benefit of the Policy at the time of such change, the Policy Value at the time of the change, and the additional premiums paid into the Policy during the seven years starting with the date on which the material change occurs.

Reductions in Face Amount
If there is a reduction in benefits during the first seven policy years, the seven-pay premium limit is recalculated as if the policy had been originally issued at the reduced benefit level. Failure to comply would result in classification as a MEC regardless of any efforts by the Company to provide a payment schedule that will not violate the seven pay test.

Exchanges
A life insurance contract received in exchange for a MEC will also be treated as a MEC.

Processing of Premiums
If a premium is received which would cause the Policy to become a MEC within 23 days of the next Policy Anniversary, the Company will not apply the portion of the premium which would cause MEC status ("excess premium") to the Policy when received. The excess premium will be placed in a suspense account until the next anniversary date, at which point the excess premium, along with interest, earned on the excess premium at a rate of 3.5% from the date the premium was received, will be applied to the Policy. The policyholder will be advised of this action and will be offered the opportunity to have the premium credited as of the original date received or to have the premium returned. If the policyholder does not respond, the premium and interest will be applied to the Policy as of the first day of the next anniversary.

If a premium is received which would cause the Policy to become a MEC more than 23 days prior to the next Policy Anniversary, the Company will refund any excess premium to the policyholder. The portion of the premium which is not excess will be applied as of the date received. The policyholder will be advised of this action and will be offered the opportunity to return the premium and have it credited to the account as of the original date received.

Multiple Policies
All MEC's that are issued by a Company (or its affiliates) to the same policyholder during any calendar year are treated as one MEC for purposes of determining the amount includible in gross income under Section 72(e) of the Code.

POLICY LOAN INTEREST
Generally, personal interest paid on any loan under a Policy which is owned by an individual is not deductible. For policies purchased on or after January 1, 1996, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or is financially interested in the business carried on by the taxpayer will not be tax deductible unless the employee is a key person within the meaning of Section 264 of the Code. A deduction will not be permitted for interest on a loan under a Policy held on the life of a key person to the extent the aggregate of such loans with respect to contracts covering the key person exceed $50,000. The number of employees who can qualify as key persons depends in part on the size of the employer but cannot exceed 20 individuals.

Furthermore, if a non-natural person owns a Policy, or is the direct or indirect beneficiary under a Policy, section 264(f) of the Code disallows a pro-rata portion of the taxpayer's interest expense allocable to unborrowed Policy cash values attributable to insurance held on the lives of individuals who are not 20% (or more) owners of the taxpayer-entity, officers, employees, or former employees of the taxpayer.

The portion of the interest expense that is allocable to unborrowed Policy cash values is an amount that bears the same ratio to that interest expense as the taxpayer's average unborrowed Policy cash values under such life insurance policies bear to the average adjusted bases for all assets of the taxpayer.

If the taxpayer is not the Policyholder, but is the direct or indirect beneficiary under the Policy, then the amount of unborrowed cash value of the Policy taken into account in computing the portion of the taxpayer's interest expense allocable to unborrowed Policy cash values cannot exceed the benefit to which the taxpayer is directly or indirectly entitled under the Policy.

POLICY EXCHANGES
A policyholder generally will not recognize gain upon the exchange of a Policy for another life insurance policy issued by the Company or another insurance company, except to the extent that the policyholder receives cash in the exchange or is relieved of Policy indebtedness as a result of the exchange. In no event will the gain recognized exceed the amount by which the Policy Value (including any unpaid loans) exceeds the policyholder's Investment in the Policy.

OTHER TRANSACTIONS
A transfer of the Policy, a change in the owner, a change in the beneficiary, and certain other changes to the Policy, as well as particular uses of the Policy (including use in a so called "split-dollar" arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser. For instance, if the owner transfers the Policy or designates a new owner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the Death Benefit payable upon the death of the Insured may in certain circumstances be includible in taxable income to the extent that the Death Benefit exceeds the prior consideration paid for the transfer and any premiums or other amounts subsequently paid by the transferee. Further, in such a case, if the consideration received exceeds the transferor's Investment in the Policy, the difference will be taxed to the transferor as ordinary income.

Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the individual circumstances of each policyholder and beneficiary.

ALTERNATE MINIMUM TAX
Corporate owners may be subject to Alternate Minimum Tax on the annual increases in Cash Surrender Values and on the Death Benefit proceeds.

INCOME TAX REPORTING
In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

(a)      the value each year of the life insurance protection provided;

(b)      an amount equal to any employer-paid premiums; or

(c) some or all of the amount by which the current value exceeds the employer's interest in the Policy.

Participants should consult with their tax adviser to determine the tax consequences of these arrangements.

OTHER INFORMATION

PAYMENT OF PROCEEDS
As long as the Policy is in force, Manufacturers Life of America will ordinarily pay any policy loans, surrenders, partial withdrawals or insurance benefit within seven days after receipt at its Service Office of all the documents required for such a payment. The Company may delay the payment of any policy loans, surrenders, partial withdrawals, or insurance benefit that depends on Guaranteed Interest Account values for up to six months or in the case of any Investment Account for any period during which (i) the New York Stock Exchange is closed for trading (except for normal weekend and holiday closings), (ii) trading on the New York Stock Exchange is restricted (iii) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets or (iv) the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in
(2) and (3) exist.

REPORTS TO POLICYHOLDERS
Within 30 days after each Policy Anniversary, Manufacturers Life of America will send the policyholder a statement showing, among other things:

-       the amount of death benefit;

- the Policy Value and its allocation among the Investment Accounts, the Guaranteed Interest Account and the Loan Account;

- the value of the units in each Investment Account to which the Policy Value is allocated;

-       the Policy Debt and any loan interest charged since the last report;

- the premiums paid and other Policy transactions made during the period since the last report; and

-       any other information required by law.

Each policyholder will also be sent an annual and a semi-annual report for the Trust which will include a list of the securities held in each Portfolio as required by the 1940 Act.

DISTRIBUTION OF THE POLICIES
ManEquity, Inc., an indirect wholly-owned subsidiary of Manufacturers Life, will act as the principal underwriter of, and continuously offer, the Policies pursuant to a Distribution Agreement with Manufacturers Life of America. ManEquity, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. ManEquity, Inc. is located at 200 Bloor Street East, Toronto, Ontario, Canada, M4W 1E5 and was organized under the laws of Colorado on May 4, 1970. The directors of ManEquity, Inc. are: John Richardson, Roy Bubbs, Bruce Gordon, Gary Buchanan and Douglas Myers. The officers of ManEquity, Inc. are: (i) Douglas Myers - President, (ii) Gary Buchanan - Vice President, Compliance, (iii) Thomas Reives - Treasurer, (iv) Brian Buckley - Secretary and General Counsel. The principal business address of each director and officer of ManEquity, Inc., except Brian Buckley, is Manulife Financial, 200 Bloor Street East, Toronto, Ontario, Canada, M4W 1E5. The principal business address of Brian Buckley is Manulife Financial, 73 Tremont Street, Boston, MA 02108. The Policies will be sold by registered representatives of either ManEquity or other broker-dealers having distribution agreements with ManEquity who are also authorized by state insurance departments to do so.

A registered representative will receive commissions not to exceed 15% of premiums paid up to the Target Premium, and 2.5% of premiums paid in excess of the Target Premium in Policy Years 1 through

5, commissions of 2.5% of premiums paid in Policy Years 6 and later, and after the fifth anniversary 0.20% of the Policy Value per year. Representatives who meet certain productivity standards with regard to the sale of the Policies and certain other policies issued by Manufacturers Life of America or Manufacturers Life will be eligible for additional compensation. In addition, a $100 per Policy per year administrative expense reimbursement is paid to the entity providing plan administration.


RESPONSIBILITIES OF MANUFACTURERS LIFE
Manufacturers Life and Manufacturers USA have entered into an agreement with ManEquity, Inc. pursuant to which Manufacturers Life or Manufacturers USA, on behalf of ManEquity, Inc. will pay the sales commissions in respect of the Policies and certain other policies issued by Manufacturers Life of America, prepare and maintain all books and records required to be prepared and maintained by ManEquity, Inc. with respect to the policies and such other policies, and send all confirmations required to be sent by ManEquity, Inc. with respect to the Policies and such other policies. ManEquity, Inc. will promptly reimburse Manufacturers Life or Manufacturers USA for all sales commissions paid by Manufacturers Life or Manufacturers USA and will pay Manufacturers Life or Manufacturers USA for its other services under the agreement in such amounts and at such times as agreed to by the parties.

Manufacturers Life and Manufacturers USA have also entered into a Service Agreement with Manufacturers Life of America pursuant to which Manufacturers Life and Manufacturers USA will provide to Manufacturers Life of America all issue, administrative, general services and recordkeeping functions on behalf of Manufacturers Life of America with respect to all of its insurance policies including the Policies.

Finally, Manufacturers USA has entered into a Stoploss Reinsurance Agreement with Manufacturers Life of America under which Manufacturers Life (or Manufacturers USA) reinsures all aggregate claims in excess of 110% of the expected claims for all flexible premium variable life insurance policies issued by Manufacturers Life of America. Under the agreement, Manufacturers USA will automatically reinsure the risk for any one life up to a maximum of $7,500,000, except in the case of aviation risks where the maximum will be $5,000,000. However, Manufacturers USA may also consider reinsuring any non-aviation risk in excess of $7,500,000 and any aviation risk in excess of $5,000,000.

VOTING RIGHTS
As stated previously, all of the assets held in the sub-accounts of the Separate Account will be invested in shares of a particular Portfolio of the Trust. Manufacturers Life of America is the legal owner of those shares and as such has the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders' meeting. However, Manufacturers Life of America will vote shares held in the sub-accounts in accordance with instructions received from policyholders having an interest in such sub-accounts. Shares held in each sub-account for which no timely instructions from policyholders are received, including shares not attributable to the Policies, will be voted by Manufacturers Life of America in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit Manufacturers Life of America to vote shares held in the Separate Account in its own right, it may elect to do so.

The number of shares in each sub-account for which instructions may be given by a policyholder is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding Portfolio. The number will be determined as of a date chosen by Manufacturers Life of America, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting.

Manufacturers Life of America may, if required by state officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Portfolios, or to approve or disapprove an investment management contract. In addition, the Company itself may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that Manufacturers Life of America reasonably disapproves such changes in accordance with applicable federal regulations. If Manufacturers Life of America does disregard voting instructions, it will advise policyholders of that action and its reasons for such action in the next communication to policyholders.

SUBSTITUTION OF PORTFOLIO SHARES
It is possible that in the judgment of the management of Manufacturers Life of America, one or more of the Portfolios may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulation, because the shares are no longer available for investment, or for some other reason. In that event, Manufacturers Life of America may seek to substitute the shares of another Portfolio or of an entirely different mutual fund. Before this can be done, the approval of the S.E.C. and one or more state insurance departments may be required.

Manufacturers Life of America also reserves the right (i) to combine other separate accounts with the Separate Account, (ii) to create new separate accounts, (iii) to establish additional sub-accounts within the Separate Account to invest in additional portfolios of the Trust or another management investment company, (iv) to eliminate existing sub-accounts and to stop accepting new allocations and transfers into the corresponding portfolio, (v) to combine sub-accounts or to transfer assets in one sub-account to another sub-account or
(vi) to transfer assets from the Separate Account to another separate account and from another separate account to the Separate Account. The Company also reserves the right to operate the Separate Account as a management investment company or other form permitted by law, and to de-register the Separate Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.


RECORDS AND ACCOUNTS
McCamish Systems, L.L.C., 6425 Powers Ferry Road, Atlanta, Georgia 30339, will act as a Transfer Agent on behalf of Manufacturers Life of America as it relates to the Policies described in this Prospectus. In the role of a Transfer Agent, McCamish Systems will perform administrative functions, such as decreases, increases, surrenders and partial withdrawals, fund transfers on behalf of the Company.

All records and accounts relating to the Separate Account and the Portfolios will be maintained by the Company. All financial transactions will be handled by the Company. All reports required to be made and information required to be given will be provided by McCamish Systems on behalf of the Company.

STATE REGULATIONS
Manufacturers Life of America is subject to the regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The Policies have been filed with insurance officials, and meet all standards set by law, in each jurisdiction where they are sold.

Manufacturers Life of America is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

LITIGATION
No litigation is pending that would have a material effect upon the Separate Account or the Trust.


INDEPENDENT AUDITORS
The consolidated financial statements of The Manufacturers Life Insurance Company of America and Separate Account Four of The Manufacturers Life Insurance Company of America at December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998, appearing in this prospectus, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein. Such financial statements have been included herein in reliance upon such reports given upon the authority of such firm as experts in auditing and accounting.


FURTHER INFORMATION
A registration statement under the Securities Act of 1933 has been filed with the S.E.C. relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained from the S.E.C.'s principal office in Washington D.C. upon payment of the prescribed fee. The Commission also maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the Commission which is located at http://www.sec.gov.

For further information you may also contact Manufacturers Life of America's Home Office, the address and telephone number of which are on the first page of the prospectus.

OFFICERS AND DIRECTORS

                                    Position with
                                    Manufacturers Life
Name                                of America                       Principal Occupation
Sandra M. Cotter (36)               Director                         Attorney, Dykema Gosset, PLLC, 1989 to present.
                                    (since December 1992)
James D. Gallagher (44)             Director (since May 1996),       Vice President, Secretary and General Counsel,
                                    Secretary and                    The Manufacturers Life Insurance Company (USA),
                                    General Counsel                  January 1997 to present; Secretary and General
                                                                     Counsel, Manufacturers Adviser Corporation,
                                                                     January 1997 to present; Vice President, Legal
                                                                     Services - U.S. Operations, The Manufacturers
                                                                     Life Insurance Company, January 1996 to present;
                                                                     Vice President, Secretary and General Counsel,
                                                                     The Manufacturers Life Insurance Company of
                                                                     North America, 1994 to present; Vice President
                                                                     and Associate General Counsel, The Prudential
                                                                     Insurance Company of America, 1991 to 1994.

Donald A. Guloien (41)              Director (since August 1990)     Executive Vice President, Business Development,
                                    and President                    The Manufacturers Life Insurance Company,
                                                                     January 1999 to present, Senior Vice President,
                                                                     Business

                                                                     Development, The Manufacturers Life
                                                                     Insurance Company, 1994 to December 1998, Vice
                                                                     President, U.S. Individual Business, The
                                                                     Manufacturers Life Insurance Company, 1990 to
                                                                     1994.


Theodore Kilkuskie, Jr. (43)        Director (since May 1996)        Senior Vice President, U.S. Annuities, The
                                                                     Manufacturers Life Insurance Company, January
                                                                     1999 to present; President, The Manufacturers
                                                                     Life Insurance Company of North America,
                                                                     January 1999 to present; Senior Vice President,
                                                                     U.S. Individual Insurance, The Manufacturers
                                                                     Life Insurance Company, August 1998 to December
                                                                     1998; Vice President, U.S. Individual Insurance,
                                                                     The Manufacturers Life Insurance Company, June
                                                                     1995 to February 1998; Executive Vice President,
                                                                     Mutual Fund Sales & Marketing, State Street
                                                                     Research, March 1994 to June 1995.


James O'Malley (52)                 Director (since November 1998)   Senior Vice President, U.S. Pensions, The
                                                                     Manufacturers Life Insurance Company, January
                                                                     1999 to present; Vice President, Systems New
                                                                     Business Pensions, The Manufacturers Life
                                                                     Insurance Company,  1984 to December 1998.

Joseph J. Pietroski (60)            Director (since July 1992)       Senior Vice President, General Counsel and
                                                                     Corporate Secretary, The Manufacturers Life
                                                                     Insurance Company, 1988 to present.

John D. Richardson (61)             Chairman and Director            Senior Executive Vice President, The
                                    (since January 1995)             Manufacturers Life Insurance Company; January
                                                                     1999 to present; Executive Vice President,
                                                                     U.S. Operations, The Manufacturers Life
                                                                     Insurance Company, November 1995 to December
                                                                     1998; Senior Vice President and General
                                                                     Manager, U.S. Operations, The Manufacturers
                                                                     Life Insurance Company, January 1995 to
                                                                     October 1997; Senior Vice President and General
                                                                     Manager, Canadian Operations, The Manufacturers
                                                                     Life Insurance Company, June 1992 to December
                                                                     1994.

Victor Apps (51)                    Vice President, Asia             Executive Vice President, Asia Operations, The
                                                                     Manufacturers Life Insurance Company, November
                                                                     1997 to present; Senior Vice President and
                                                                     General Manager, Greater China Division, The
                                                                     Manufacturers Life Insurance Company, 1995 to
                                                                     1997; Vice President and General

                                                                     Manager, Greater China Division, The Manufacturers
                                                                     Life Insurance Company, 1993 to 1995; International
                                                                     Vice President, Asia Pacific Division, The
                                                                     Manufacturers Life Insurance Company, 1988 to
                                                                     1993.

Felix Chee (52)                     Vice President, Investments      Executive Vice President ,The Manufacturers
                                                                     Life Insurance Company; November 1997 to
                                                                     present, Chief Investment Officer, The
                                                                     Manufacturers Life Insurance Company, June 1997
                                                                     to present, Senior Vice President and
                                                                     Treasurer, The Manufacturers Life Insurance
                                                                     Company, August 1994 to May 1997; Vice
                                                                     President and Treasurer, The Manufacturers Life
                                                                     Insurance Company, October 1993 to July 1994.

Robert A. Cook (44)                 Vice President, Marketing        Senior Vice President, U.S. Individual
                                                                     Insurance, The Manufacturers Life Insurance
                                                                     Company, January 1999 to present; Vice
                                                                     President, Product Management, The
                                                                     Manufacturers Life Insurance Company, 1996 to
                                                                     December 1998; Sales and Marketing Director,
                                                                     The Manufacturers Life Insurance Company, 1994
                                                                     to 1995.

Hugh C. McHaffie (40)               Vice President                   Vice President, Product Development, U.S.
                                                                     Annuities, The Manufacturers Life Insurance
                                                                     Company, January 1996 to present; Vice
                                                                     President U.S. Annuities, The Manufacturers
                                                                     Life Insurance Company of North America,
                                                                     September 1996 to present; Vice President,
                                                                     Product Actuary, The Manufacturers Life
                                                                     Insurance Company of North America, August 1994
                                                                     to September 1996; Product Development
                                                                     Executive, The Manufacturers Life Insurance
                                                                     Company of North America, August 1990 to August
                                                                     1994.

Douglas H. Myers (44)               Vice President, Finance and      President, ManEquity, Inc., April 1994 to
                                    Compliance, Controller           present; Assistant Vice President and
                                                                     Controller, U.S. Operations, The Manufacturers
                                                                     Life Insurance Company, 1988 to present.

John G. Vrysen (43)                 Vice President, Appointed        Chief Financial Officer and Treasurer,
                                    Actuary                          Manulife-Wood Logan Holding Co., Inc., January
                                                                     1996 to present; Vice President and Chief
                                                                     Financial Officer, U.S. Operations, The
                                                                     Manufacturers Life

                                                                     Insurance Company, January 1996 to present; Vice
                                                                     President and Chief Actuary, The Manufacturers
                                                                     Life Insurance Company of New York, March 1992
                                                                     to present; Vice President and Chief Actuary, The
                                                                     Manufacturers Life Insurance Company of North
                                                                     America, January 1986 to present.


Jean Wong (35)                      Vice President and Treasurer     Vice President, Product Management, U.S. Insurance,
                                                                     The Manufacturers Life Insurance Company, March 1999
                                                                     to present; Vice President and Chief Accountant, U.S.
                                                                     Division, The Manufacturers Life Insurance
                                                                     Company, May 1998 to February 1999; Chief Accountant,
                                                                     U.S. Division, The Manufacturers Life Insurance
                                                                     Company, July 1996 to May 1998; Director,
                                                                     Finance and Administration, Star Data Systems
                                                                     Inc., December 1995 to July 1996; Vice
                                                                     President and Chief Financial Officer,
                                                                     Primerica Financial Services, June 1993 to

                                                                     December 1995.



IMPACT OF YEAR 2000

The Company makes extensive use of information systems in the operations of its various businesses, including for the exchange of financial data and other information with customers, suppliers and other counterparties. The Company also uses software and information systems provided by third parties in its accounting, business and investment systems.

The Year 2000 risk, as it is commonly known, is the result of computer programs being written using two digits, rather than four, to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the Year 2000. This could result in systems failures or miscalculations causing disruptions of operations, including among other things, a temporary inability to process transactions, send premium billing notices, make claims payments or engage in other normal business activities.

The systems used by the company have been assessed as part of a comprehensive written plan conducted by The Manufacturers Life Insurance Company (collectively with its subsidiaries, "Manulife Financial"), to ensure that computer systems and processes of Manulife Financial and its subsidiaries and affiliates, including the Company, will continue to perform through the end of this century and in the next.

In 1996, in order to make Manulife Financial's systems Year 2000 compliant, a program was instituted to modify or replace both Manulife Financial's information technology systems ("IT systems") and embedded technology systems "Non-IT systems"). The phases of this program include (I) an inventory and assessment of all systems to determine which are critical, (ii) planning and designing the required modifications and replacements, (iii) making these modifications and replacements, (iv) testing modified or replaced systems, (v) redeploying modified or replaced systems and (vi) final management review and certification. For most IT and Non-IT systems identified as critical, certification has been completed for the company. Of those systems classified as critical, management believes that over 99% were Year 2000 compliant at the end of 1998. Management continues to focus attention on the remaining 1% of critical systems. Those that affect the Company are expected to be compliant by the end of the first quarter in 1999. Management believes that the Company's non-critical systems will be Year 2000 compliant by the end of the first quarter 1999.

In addition to efforts directed at Manulife Financial's own systems, Manulife Financial is presently consulting vendors, customers, and other third parties with which it deals in an effort to ensure that no material aspect of Manulife Financial's operations will be hindered by Year 2000 problems of these third parties. This process includes providing third parties with questionnaires regarding the state of their Year 2000 readiness and, where possible or where appropriate, conducting further due diligence activities.

Manulife Financial recognizes the importance of preparing for the change to the Year 2000 and, in January 1999, commenced preparation of contingency plans, in the event that Manulife Financial's year 2000 program has not fully resolved its Year 2000 issues. The Year 2000 Project Management Office for Manulife Financial's U.S. division is coordinating the preparation of the Year 2000 contingency plan on behalf of U.S. Division affiliates and subsidiaries. Contingency planning is targeted for completion by mid-1999.

Management currently believes that, with modifications to existing software and conversions to new software, the Year 2000 risk will not pose significant operations problems for Manulife Financial's computer systems. As part of the Year 2000 program, critical systems were "time-shift" tested in the year 2000 and beyond to confirm that they will continue to function properly before, during and after the change to the Year 2000. However, there can be no assurance that Manulife Financial's Year 2000 program, including consulting third parties and its contingency planning, will avoid any material adverse effect on Manulife Financial's operations, customer relations or financial condition. Manulife Financial estimates the total cost of its Year 2000 program will be approximately $59 million, of which $49.5 million has been incurred through December 31, 1998; however, there can be no assurance that the actual cost incurred will not be materially higher than such estimate. Most costs will be expensed as incurred; however, those costs attributed to the purchase of new software and hardware will generally be capitalized. The total cost of the Year 2000 program is not expected to have a material effect on Manulife Financial's net operating income.


DEATH BENEFIT SCHEDULE WITH FLEXIBLE TERM INSURANCE OPTION

A Policy can be issued with a schedule of death benefits which may vary by Policy Year. The entire schedule is called the Death Benefit Schedule. The Death Benefit Schedule will provide flexible term insurance to age 100. The amount of death benefit shown in the Death Benefit Schedule for any Policy Year is called the Scheduled Annual Death Benefit for that Policy Year. Any amount of Scheduled Annual Death Benefit over and above the death benefit provided by the Policy will be provided by Flexible Term Insurance (the "Rider"). The combined death benefit of the Policy and Rider may be the Scheduled Annual Death Benefit alone (similar to Death Benefit Option 1), or the Scheduled Annual Death Benefit plus the Policy Value (similar to Death Benefit Option 2).

A Policy may be combined with the Rider to result in an initial Scheduled Annual Death Benefit equal to the same Face Amount that could be acquired under the Policy alone. Depending upon the amount of premium paid into the Policy, combining the Policy and the Rider may result in a surrender charge for the Policy that is lower than the surrender charge provided under the Policy alone. In addition, current cost of insurance rates for the Rider are less than those for the Policy in the first fifteen Policy years, but greater than the rates for the Policy in Policy Year 16 and later.

A policyholder may, upon written request, change the Death Benefit Schedule. A written request for a change which results in a decrease to the Scheduled Annual Death Benefit must be received at least 30 days prior to the first day of a policy month for the change to take effect as of that policy month. A written request for a change which results in an increase to the Scheduled Annual Death Benefit in any Policy Year will take effect at the beginning of the month following the date the Company approves the request.

Increases in the Death Benefit Schedule are subject to evidence of insurability satisfactory to the Company, A requested decrease in the Schedule will require a decrease in the Policy's Face Amount if the new Death Benefit Schedule in any year is less than the Face Amount. In this case, the Face Amount will be reduced to the Scheduled Annual Death Benefit. If a decrease in Face Amount is required, Surrender Charges will be assessed as provided under "Decrease in Face Amount - Surrender Charges Assessed on a Decrease".

         If the policyholder changes the Death Benefit Option of the Policy from Death Benefit Option 2 to Death Benefit Option 1 and if the Face Amount of the Policy after the change would be greater than the Scheduled Annual Death Benefit in effect at the time of the change, then the Face Amount after the change will be equal to the Scheduled Annual Death Benefit.

         If the Face Amount of the Policy is increased then the Scheduled Annual Death Benefit for all Policy Years after and including the effective date of the change will be increased by the same amount. If the Face Amount of the Policy is decreased then the Scheduled Annual Death Benefit for all Policy Years after and including the effective date of the change will be decreased by the same amount. This provision does not apply to increases or decreases in Face Amount due to a change in the Death Benefit Option.

         If in any Policy Year, the Face Amount is greater than the Scheduled Annual Death Benefit for that Policy Year, the Face Amount will be reduced to be equal to the Scheduled Annual Death Benefit. If the Face Amount is decreased, Surrender Charges will be assessed as provided under "Decrease in Face Amount - Surrender Charged Assessed on a Decrease."

Year to year changes within the Death Benefit Schedule, as well as a change in the Death Benefit Schedule itself, may also have an effect on the maximum amount of premium that a policyholder may pay into a Policy. The Company will inform you of any such change. The Company reserves the right to limit a change in the Death Benefit Schedule so as to prevent the Policy from failing to qualify as life insurance for tax purposes.

The Rider is subject to the same Incontestability, Misstatement of Age or Sex, and Suicide Exclusion provisions as the Policy.

The Rider terminates on the termination date of the Policy. The policyholder may, however, terminate the Rider prior to the termination date of the Policy by sending the Company a written request to terminate the Rider. The Rider will then terminate at the end of the month in which the Company receives the request.

ILLUSTRATIONS

The following tables illustrate the way in which a Policy's Death Benefit, Policy Value, and Cash Surrender Value could vary over an extended period of time.

ASSUMPTIONS

- Hypothetical gross annual investment returns for the Portfolios (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6%, and 12% over the periods indicated.

-       An Insured who is a male, Issue Age 45, non-smoker.

-       A Face Amount of $365,000 in all Policy Years.

- Payment of an annual premium of $20,000 each year for the first seven Policy Years. Premiums are paid on the Policy Anniversary.

- All Premiums are allocated to and remain in the Variable Account for the entire period shown.

-       There are no transfers, partial withdrawals, or policy loans.

- Tables 1, 2, and 3 assume regular underwriting. Tables 4, 5, and 6 assume short form underwriting.

-       The Cash Value Accumulation Test is used.

- The illustrations assume all charges currently assessed against the Policy, including monthly cost of insurance charges and administrative charges and mortality and expense risk charges. The first set of columns in each table, under the heading "Current Charges", assumes cost of insurance rates currently expected to be charged. The second set of columns, under the heading "Guaranteed Charges", assumes maximum cost of insurance rates.

- The amounts shown in the Tables also take into account the Portfolios' advisory fees and operating expenses, which are assumed to be at an annual rate of 0.945% of the average daily net assets of the portfolio.

The Death Benefits, Policy Values, and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6%, and 12%, but fluctuated over and under those averages throughout the years. The values would also be different depending on the allocation of a Policy's total Policy Value among the sub-accounts, if the actual rates of return averaged 0%, 6%, or 12%, but the rates of each Portfolio varied above and below such averages.

The gross annual rates of returns correspond to net annual rates of return according to the table below:


                                     Gross Rate of Return

                   Policy Year       0.00%           6.00%            12.00%
Net Rate              1-10          -1.687%          4.212%           10.111%
of Return              11+          -1.341%          4.579%           10.499%



Current cost of insurance charges are not guaranteed and may be changed.

The illustrations reflect the expense reimbursement in effect for the Lifestyle Trusts and the expense limitation in effect for the Equity Index Trust. In the absence of such expense reimbursement and expense limitation, the average of the Portfolios' current expenses would have been 0.953% per annum and the gross annual rates of return of 0%, 6% and 12% would have corresponded to approximate net annual rates of return of -1.691%, 4.207% and 10.106% for Policy Years 1-10 and - 1.345%, 4.575% and 10.494% for Policy Years 11 and after. The expense reimbursement for the Lifestyle Trusts and the expense limitation for the Equity Index Trust remained in effect during the fiscal year ended December 31, 1998 and are expected to remain in effect during the fiscal year ending December 31, 1999. Were the expense reimbursement and expense limitation to terminate, the average of the Portfolios' current expenses would be higher and the approximate net annual rates of return would be lower.

Upon request, Manufacturers Life of America will furnish a comparable illustration based on the proposed life insured's Issue Age, sex and risk class, any additional ratings and the death benefit option, Face Amount, Death Benefit Schedule (if applicable), and planned premium requested. Illustrations for smokers would show less favorable results than the illustration shown in this prospectus.

From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, the Company may include cash surrender values and death benefit figures computed or using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolio for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables.

The Policies were first sold to the public on September 11, 1998. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be the same as for the first full year the Policies were offered.

                                    Table 1
                              Regular Underwriting
                  Hypothetical Gross Investment Return of 0.00%


                                                            Current Charges
                             -----------------------------------------------------------------------------------------
                   Premiums     Policy      Plus    Less     Less       Plus    Policy             Net Cash      Death
 Policy  Annual      Accum       Value       Net   Admin  Cost of     Invest     Value     Surr   Surrender    Benefit
 Year    Premium     at 5%      Beg Yr   Premium    Fees      Ins   Earnings    End Yr   Charges                End Yr

 1        20,000     21,000          0    19,600    144       732       -323     18,401    2,000      16,401    365,000
 2        20,000     43,050     18,401    19,600    144       980       -631     36,246    3,000      33,246    365,000
 3        20,000     66,203     36,246    19,600    144     1,198       -930     53,574    3,000      50,574    365,000
 4        20,000     90,513     53,574    19,600    144     1,285     -1,222     70,523    4,000      66,523    365,000
 5        20,000    116,038     70,523    19,600    144     1,320     -1,507     87,152    5,000      82,152    365,000
 6        20,000    142,840     87,152    19,600    144     1,381     -1,787    103,439    5,000      98,439    365,000
 7        20,000    170,982    103,439    19,600    144     1,431     -2,062    119,402    4,000     115,402    365,000
 8             0    179,531    119,402         0    144     1,598     -1,999    115,661    3,000     112,661    365,000
 9             0    188,508    115,661         0    144     1,794     -1,934    111,790    2,000     109,790    365,000
10             0    197,933    111,790         0    144     2,035     -1,866    107,744        0     107,744    365,000
11             0    207,830    107,744         0    144     2,082     -1,428    104,090        0     104,090    365,000
12             0    218,221    104,090         0    144     2,089     -1,379    100,477        0     100,477    365,000
13             0    229,132    100,477         0    144     2,041     -1,331     96,961        0      96,961    365,000
14             0    240,589     96,961         0    144     1,858     -1,285     93,673        0      93,673    365,000
15             0    252,619     93,673         0    144     1,518     -1,244     90,767        0      90,767    365,000
16             0    265,249     90,767         0    144     1,680     -1,204     87,740        0      87,740    365,000
17             0    278,512     87,740         0    144     1,855     -1,162     84,579        0      84,579    365,000
18             0    292,438     84,579         0    144     2,048     -1,118     81,269        0      81,269    365,000
19             0    307,059     81,269         0    144     2,247     -1,072     77,805        0      77,805    365,000
20             0    322,412     77,805         0    144     2,454     -1,024     74,183        0      74,183    365,000
25             0    411,489     57,096         0    144     4,370       -733     51,849        0      51,849    365,000
30             0    525,176     24,672         0    144     8,476       -268     15,783        0      15,783    365,000


                                             Guaranteed Charges
         --------------------------------------------------------------------------------------
           Policy       Plus   Less     Less      Plus    Policy             Net Cash     Death
 Policy     Value        Net  Admin  Cost of    Invest     Value     Surr   Surrender   Benefit
 Year      Beg Yr    Premium   Fees      Ins  Earnings    End Yr  Charges                End Yr

 1               0    19,600    144    1,570      -315     17,571    2,000     15,571    365,000
 2          17,571    19,600    144    1,612      -611     34,803    3,000     31,803    365,000
 3          34,803    19,600    144    1,653      -902     51,705    3,000     48,705    365,000
 4          51,705    19,600    144    1,687    -1,186     68,288    4,000     64,288    365,000
 5          68,288    19,600    144    1,723    -1,466     84,555    5,000     79,555    365,000
 6          84,555    19,600    144    1,753    -1,740    100,517    5,000     95,517    365,000
 7         100,517    19,600    144    1,792    -2,009    116,172    4,000    112,172    365,000
 8         116,172         0    144    1,986    -1,941    112,101    3,000    109,101    365,000
 9         112,101         0    144    2,209    -1,870    107,877    2,000    105,877    365,000
10         107,877         0    144    2,466    -1,797    103,471        0    103,471    365,000
11         103,471         0    144    2,746    -1,366     99,214        0     99,214    365,000
12          99,214         0    144    3,056    -1,307     94,707        0     94,707    365,000
13          94,707         0    144    3,388    -1,244     89,931        0     89,931    365,000
14          89,931         0    144    3,754    -1,177     84,855        0     84,855    365,000
15          84,855         0    144    4,157    -1,106     79,448        0     79,448    365,000
16          79,448         0    144    4,615    -1,031     73,658        0     73,658    365,000
17          73,658         0    144    5,139      -949     67,425        0     67,425    365,000
18          67,425         0    144    5,747      -861     60,673        0     60,673    365,000
19          60,673         0    144    6,455      -766     53,308        0     53,308    365,000
20          53,308         0    144    7,271      -661     45,233        0     45,233    365,000
25           3,687         0     48    3,634        -5          0        0          0          0
30               0         0      0        0         0          0        0          0          0



- THE POLICY VALUE, CASH SURRENDER VALUE, AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

- IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYHOLDER, AND THE INVESTMENT RETURN FOR THE PORTFOLIOS OF MANUFACTURERS INVESTMENT TRUST.

- THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS.

- NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                     Table 2
                              Regular Underwriting
                  Hypothetical Gross Investment Return of 6.00%

                                                                 Current Charges
                            ----------------------------------------------------------------------------------------
Policy    Annual    Accum      Value       Net   Admin  Cost of     Invest     Value    Surr   Surrender    Benefit
 Year   Premium    at 5%     Beg Yr    Premium    Fees      Ins   Earnings    End Yr  Charges               End Yr
 1       20,000     21,000          0    19,600    144      731       806     19,530    2,000     17,530    365,000
 2       20,000     43,050     19,530    19,600    144      973     1,623     39,636    3,000     36,636    365,000
 3       20,000     66,203     39,636    19,600    144    1,179     2,465     60,378    3,000     57,378    365,000
 4       20,000     90,513     60,378    19,600    144    1,246     3,337     81,925    4,000     77,925    365,000
 5       20,000    116,038     81,925    19,600    144    1,253     4,244    104,372    5,000     99,372    365,000
 6       20,000    142,840    104,372    19,600    144    1,272     5,189    127,745    5,000    122,745    365,000
 7       20,000    170,982    127,745    19,600    144    1,273     6,173    152,102    4,000    148,102    372,650
 8            0    179,531    152,102         0    144    1,370     6,372    156,959    3,000    153,959    373,563
 9            0    188,508    156,959         0    144    1,486     6,574    161,902    2,000    159,902    375,614
10            0    197,933    161,902         0    144    1,620     6,779    166,917        0    166,917    375,564
11            0    207,830    166,917         0    144    1,598     7,600    172,776        0    172,776    378,378
12            0    218,221    172,776         0    144    1,547     7,870    178,954        0    178,954    381,173
13            0    229,132    178,954         0    144    1,457     8,155    185,508        0    185,508    384,002
14            0    240,589    185,508         0    144    1,289     8,459    192,535        0    192,535    388,920
15            0    252,619    192,535         0    144    1,031     8,787    200,147        0    200,147    394,290
16            0    265,249    200,147         0    144    1,111     9,134    208,026        0    208,026    399,410
17            0    278,512    208,026         0    144    1,196     9,493    216,179        0    216,179    404,255
18            0    292,438    216,179         0    144    1,285     9,864    224,614        0    224,614    408,797
19            0    307,059    224,614         0    144    1,390    10,248    233,328        0    233,328    415,323
20            0    322,412    233,328         0    144    1,500    10,644    242,327        0    242,327    421,650
25            0    411,489    281,082         0    144    2,312    12,811    291,437        0    291,437    451,727
30            0    525,176    335,096         0    144    3,688    15,250    346,514        0    346,514    488,585

                                                     Guaranteed Charges
         ---------------------------------------------------------------------------------------
Policy      Value       Net  Admin  Cost of    Invest     Value     Surr   Surrender    Benefit
 Year     Beg Yr    Premium   Fees      Ins  Earnings    End Yr   Charges                End Yr
 1              0    19,600    144    1,568       787     18,675    2,000     16,675    365,000
 2         18,675    19,600    144    1,602     1,572     38,101    3,000     35,101    365,000
 3         38,101    19,600    144    1,627     2,390     58,320    3,000     55,320    365,000
 4         58,320    19,600    144    1,637     3,241     79,380    4,000     75,380    365,000
 5         79,380    19,600    144    1,638     4,128    101,326    5,000     96,326    365,000
 6        101,326    19,600    144    1,620     5,053    124,216    5,000    119,216    365,000
 7        124,216    19,600    144    1,592     6,017    148,097    4,000    144,097    365,000
 8        148,097         0    144    1,701     6,195    152,447    3,000    149,447    365,000
 9        152,447         0    144    1,824     6,376    156,855    2,000    154,855    365,000
10        156,855         0    144    1,959     6,558    161,311        0    161,311    365,000
11        161,311         0    144    2,096     7,331    166,402        0    166,402    365,000
12        166,402         0    144    2,235     7,561    171,583        0    171,583    365,472
13        171,583         0    144    2,371     7,795    176,862        0    176,862    366,105
14        176,862         0    144    2,512     8,033    182,239        0    182,239    368,124
15        182,239         0    144    2,658     8,276    187,713        0    187,713    369,795
16        187,713         0    144    2,814     8,523    193,278        0    193,278    371,093
17        193,278         0    144    2,981     8,773    198,926        0    198,926    371,992
18        198,926         0    144    3,159     9,028    204,651        0    204,651    372,465
19        204,651         0    144    3,381     9,285    210,411        0    210,411    374,531
20        210,411         0    144    3,620     9,542    216,189        0    216,189    376,169
25        239,523         0    144    4,774    10,847    245,452        0    245,452    380,451
30        268,785         0    144    6,401    12,147    274,388        0    274,388    386,887

- THE POLICY VALUE, CASH SURRENDER VALUE, AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

- IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYHOLDER, AND THE INVESTMENT RETURN FOR THE PORTFOLIOS OF MANUFACTURERS INVESTMENT TRUST.

- THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS.

- NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



                                     Table 3
                              Regular Underwriting
                 Hypothetical Gross Investment Return of 12.00%

                                                                 Current Charges
                                    -----------------------------------------------------------------------------------------------
                       Premiums     Policy      Plus      Less      Less      Plus      Policy               Net Cash     Death
 Policy     Annual      Accum       Value        Net      Admin   Cost of    Invest     Value       Surr     Surrender   Benefit
  Year      Premium     at 5%       Beg Yr     Premium    Fees      Ins     Earnings    End Yr     Charges                End Yr
     1        20,000      21,000           0     19,600      144       730     1,934      20,660      2,000     18,660     365,000
     2        20,000      43,050      20,660     19,600      144       967     4,011      43,160      3,000     40,160     365,000
     3        20,000      66,203      43,160     19,600      144     1,158     6,275      67,733      3,000     64,733     365,000
     4        20,000      90,513      67,733     19,600      144     1,203     8,757      94,743      4,000     90,743     365,000
     5        20,000     116,038      94,743     19,600      144     1,176    11,489     124,513      5,000    119,513     365,000
     6        20,000     142,840     124,513     19,600      144     1,188    14,499     157,280      5,000    152,280     397,919
     7        20,000     170,982     157,280     19,600      144     1,357    17,803     193,183      4,000    189,183     473,297
     8             0     179,531     193,183          0      144     1,479    19,445     211,004      3,000    208,004     502,190
     9             0     188,508     211,004          0      144     1,619    21,239     230,480      2,000    228,480     534,713
    10             0     197,933     230,480          0      144     1,769    23,200     251,767          0    251,767     566,475
    11             0     207,830     251,767          0      144     1,785    26,325     276,163          0    276,163     604,796
    12             0     218,221     276,163          0      144     1,783    28,886     303,122          0    303,122     645,650
    13             0     229,132     303,122          0      144     1,767    31,718     332,929          0    332,929     689,163
    14             0     240,589     332,929          0      144     1,702    34,851     365,935          0    365,935     739,188
    15             0     252,619     365,935          0      144     1,618    38,321     402,494          0    402,494     792,913
    16             0     265,249     402,494          0      144     1,941    42,142     442,550          0    442,550     849,697
    17             0     278,512     442,550          0      144     2,320    46,326     486,413          0    486,413     909,593
    18             0     292,438     486,413          0      144     2,764    50,907     534,412          0    534,412     972,630
    19             0     307,059     534,412          0      144     3,318    55,916     586,866          0    586,866   1,044,621
    20             0     322,412     586,866          0      144     3,957    61,388     644,152          0    644,152   1,120,825
    25             0     411,489     931,042          0      144     8,230    97,286   1,019,954          0  1,019,954   1,580,928
    30             0     525,176   1,461,935          0      144    16,768   152,552   1,597,575          0  1,597,575   2,252,580

                                          Guaranteed Charges
             ------------------------------------------------------------------------------------------------
             Policy      Plus      Less      Less       Plus       Policy               Net Cash     Death
 Policy      Value        Net      Admin    Cost of    Invest      Value       Surr    Surrender    Benefit
  Year       Beg Yr     Premium    Fees       Ins     Earnings     End Yr    Charges                 End Yr
     1              0     19,600      144      1,566      1,889      19,780     2,000      17,780     365,000
     2         19,780     19,600      144      1,591      3,888      41,532     3,000      38,532     365,000
     3         41,532     19,600      144      1,600      6,087      65,475     3,000      62,475     365,000
     4         65,475     19,600      144      1,582      8,508      91,857     4,000      87,857     365,000
     5         91,857     19,600      144      1,541     11,178     120,950     5,000     115,950     365,000
     6        120,950     19,600      144      1,505     14,122     153,023     5,000     148,023     387,148
     7        153,023     19,600      144      1,890     17,345     187,934     4,000     183,934     460,439
     8        187,934          0      144      2,134     18,880     204,536     3,000     201,536     486,795
     9        204,536          0      144      2,431     20,543     222,504     2,000     220,504     516,208
    10        222,504          0      144      2,747     22,342     241,955         0     241,955     544,398
    11        241,955          0      144      3,119     25,222     263,914         0     263,914     577,971
    12        263,914          0      144      3,535     27,504     287,740         0     287,740     612,885
    13        287,740          0      144      3,976     29,982     313,601         0     313,601     649,155
    14        313,601          0      144      4,493     32,668     341,632         0     341,632     690,097
    15        341,632          0      144      5,057     35,580     372,011         0     372,011     732,862
    16        372,011          0      144      5,684     38,735     404,918         0     404,918     777,443
    17        404,918          0      144      6,379     42,151     440,546         0     440,546     823,821
    18        440,546          0      144      7,153     45,849     479,097         0     479,097     871,957
    19        479,097          0      144      8,117     49,843     520,679         0     520,679     926,809
    20        520,679          0      144      9,191     54,149     565,493         0     565,493     983,958
    25        782,194          0      144     15,996     81,228     847,282         0     847,282   1,313,288
    30      1,158,347          0      144     28,302    120,038   1,249,940         0   1,249,940   1,762,415

- THE POLICY VALUE, CASH SURRENDER VALUE, AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

- IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYHOLDER, AND THE INVESTMENT RETURN FOR THE PORTFOLIOS OF MANUFACTURERS INVESTMENT TRUST.

- THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS.

- NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                     Table 4
                                Short Form Issue
                  Hypothetical Gross Investment Return of 0.00%

                                                                 Current Charges
                                   --------------------------------------------------------------------------------------------
                       Premiums    Policy      Plus      Less      Less      Plus      Policy               Net Cash     Death
 Policy     Annual      Accum       Value       Net      Admin   Cost of    Invest     Value      Surr     Surrender    Benefit
  Year      Premium     at 5%      Beg Yr     Premium    Fees      Ins     Earnings    End Yr    Charges                End Yr
     1        20,000      21,000          0     19,600      144       840       -322    18,294      2,000      16,294    365,000
     2        20,000      43,050     18,294     19,600      144     1,023       -629    36,098      3,000      33,098    365,000
     3        20,000      66,203     36,098     19,600      144     1,235       -927    53,391      3,000      50,391    365,000
     4        20,000      90,513     53,391     19,600      144     1,455     -1,217    70,176      4,000      66,176    365,000
     5        20,000     116,038     70,176     19,600      144     1,624     -1,499    86,509      5,000      81,509    365,000
     6        20,000     142,840     86,509     19,600      144     1,678     -1,774   102,514      5,000      97,514    365,000
     7        20,000     170,982    102,514     19,600      144     1,686     -2,044   118,240      4,000     114,240    365,000
     8             0     179,531    118,240          0      144     1,841     -1,977   114,278      3,000     111,278    365,000
     9             0     188,508    114,278          0      144     2,030     -1,909   110,195      2,000     108,195    365,000
    10             0     197,933    110,195          0      144     2,248     -1,838   105,966          0     105,966    365,000
    11             0     207,830    105,966          0      144     2,287     -1,403   102,132          0     102,132    365,000
    12             0     218,221    102,132          0      144     2,276     -1,352    98,360          0      98,360    365,000
    13             0     229,132     98,360          0      144     2,222     -1,302    94,693          0      94,693    365,000
    14             0     240,589     94,693          0      144     2,043     -1,254    91,252          0      91,252    365,000
    15             0     252,619     91,252          0      144     1,723     -1,210    88,175          0      88,175    365,000
    16             0     265,249     88,175          0      144     1,872     -1,168    84,992          0      84,992    365,000
    17             0     278,512     84,992          0      144     2,035     -1,124    81,689          0      81,689    365,000
    18             0     292,438     81,689          0      144     2,206     -1,078    78,260          0      78,260    365,000
    19             0     307,059     78,260          0      144     2,371     -1,031    74,714          0      74,714    365,000
    20             0     322,412     74,714          0      144     2,540       -982    71,048          0      71,048    365,000
    25             0     411,489     53,994          0      144     4,414       -691    48,745          0      48,745    365,000
    30             0     525,176     21,501          0      144     8,555       -225    12,577          0      12,577    365,000

                                           Guaranteed Charges
               -------------------------------------------------------------------------------------------
               Policy     Plus      Less     Less      Plus      Policy               Net Cash     Death
 Policy        Value       Net      Admin   Cost of   Invest      Value      Surr    Surrender    Benefit
  Year         Beg Yr    Premium    Fees      Ins    Earnings    End Yr    Charges                End Yr
     1               0     19,600      144    1,570       -315     17,571     2,000      15,571    365,000
     2          17,571     19,600      144    1,612       -611     34,803     3,000      31,803    365,000
     3          34,803     19,600      144    1,653       -902     51,705     3,000      48,705    365,000
     4          51,705     19,600      144    1,687     -1,186     68,288     4,000      64,288    365,000
     5          68,288     19,600      144    1,723     -1,466     84,555     5,000      79,555    365,000
     6          84,555     19,600      144    1,753     -1,740    100,517     5,000      95,517    365,000
     7         100,517     19,600      144    1,792     -2,009    116,172     4,000     112,172    365,000
     8         116,172          0      144    1,986     -1,941    112,101     3,000     109,101    365,000
     9         112,101          0      144    2,209     -1,870    107,877     2,000     105,877    365,000
    10         107,877          0      144    2,466     -1,797    103,471         0     103,471    365,000
    11         103,471          0      144    2,746     -1,366     99,214         0      99,214    365,000
    12          99,214          0      144    3,056     -1,307     94,707         0      94,707    365,000
    13          94,707          0      144    3,388     -1,244     89,931         0      89,931    365,000
    14          89,931          0      144    3,754     -1,177     84,855         0      84,855    365,000
    15          84,855          0      144    4,157     -1,106     79,448         0      79,448    365,000
    16          79,448          0      144    4,615     -1,031     73,658         0      73,658    365,000
    17          73,658          0      144    5,139       -949     67,425         0      67,425    365,000
    18          67,425          0      144    5,747       -861     60,673         0      60,673    365,000
    19          60,673          0      144    6,455       -766     53,308         0      53,308    365,000
    20          53,308          0      144    7,271       -661     45,233         0      45,233    365,000
    25           3,687          0       48    3,634         -5          0         0           0          0
    30               0          0        0        0          0          0         0           0          0


- THE POLICY VALUE, CASH SURRENDER VALUE, AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

- IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYHOLDER, AND THE INVESTMENT RETURN FOR THE PORTFOLIOS OF MANUFACTURERS INVESTMENT TRUST.

- THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS.

- NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                     Table 5
                                Short Form Issue
                  Hypothetical Gross Investment Return of 6.00%

                                                                Current Charges
                                   ------------------------------------------------------------------------------------------
                       Premiums    Policy     Plus      Less     Less      Plus      Policy              Net Cash     Death
 Policy     Annual      Accum      Value       Net      Admin   Cost of   Invest     Value      Surr    Surrender    Benefit
  Year      Premium     at 5%      Beg Yr    Premium    Fees      Ins    Earnings    End Yr   Charges                End Yr
   1          20,000      21,000         0     19,600      144      839        803    19,420     2,000      17,420    365,000
   2          20,000      43,050    19,420     19,600      144    1,017      1,617    39,477     3,000      36,477    365,000
   3          20,000      66,203    39,477     19,600      144    1,216      2,457    60,174     3,000      57,174    365,000
   4          20,000      90,513    60,174     19,600      144    1,411      3,324    81,544     4,000      77,544    365,000
   5          20,000     116,038    81,544     19,600      144    1,541      4,222   103,681     5,000      98,681    365,000
   6          20,000     142,840   103,681     19,600      144    1,546      5,154   126,745     5,000     121,745    365,000
   7          20,000     170,982   126,745     19,600      144    1,495      6,126   150,832     4,000     146,832    369,539
   8               0     179,531   150,832          0      144    1,573      6,313   155,429     3,000     152,429    369,920
   9               0     188,508   155,429          0      144    1,674      6,505   160,116     2,000     158,116    371,469
  10               0     197,933   160,116          0      144    1,780      6,700   164,891         0     164,891    371,006
  11               0     207,830   164,891          0      144    1,743      7,504   170,508         0     170,508    373,413
  12               0     218,221   170,508          0      144    1,669      7,763   176,458         0     176,458    375,855
  13               0     229,132   176,458          0      144    1,568      8,038   182,783         0     182,783    378,362
  14               0     240,589   182,783          0      144    1,399      8,332   189,573         0     189,573    382,937
  15               0     252,619   189,573          0      144    1,149      8,649   196,929         0     196,929    387,950
  16               0     265,249   196,929          0      144    1,214      8,984   204,555         0     204,555    392,745
  17               0     278,512   204,555          0      144    1,282      9,332   212,460         0     212,460    397,301
  18               0     292,438   212,460          0      144    1,350      9,692   220,658         0     220,658    401,598
  19               0     307,059   220,658          0      144    1,426     10,065   229,153         0     229,153    407,893
  20               0     322,412   229,153          0      144    1,507     10,453   237,955         0     237,955    414,042
  25               0     411,489   276,030          0      144    2,261     12,581   286,206         0     286,206    443,619
  30               0     525,176   329,122          0      144    3,607     14,979   340,350         0     340,350    479,894

                                            Guaranteed Charges
              ---------------------------------------------------------------------------------------------
              Policy      Plus      Less      Less      Plus      Policy               Net Cash     Death
 Policy        Value       Net      Admin   Cost of    Invest      Value      Surr    Surrender    Benefit
  Year        Beg Yr     Premium    Fees      Ins     Earnings    End Yr    Charges                End Yr
   1                 0     19,600      144     1,568        787     18,675     2,000      16,675    365,000
   2            18,675     19,600      144     1,602      1,572     38,101     3,000      35,101    365,000
   3            38,101     19,600      144     1,627      2,390     58,320     3,000      55,320    365,000
   4            58,320     19,600      144     1,637      3,241     79,380     4,000      75,380    365,000
   5            79,380     19,600      144     1,638      4,128    101,326     5,000      96,326    365,000
   6           101,326     19,600      144     1,620      5,053    124,216     5,000     119,216    365,000
   7           124,216     19,600      144     1,592      6,017    148,097     4,000     144,097    365,000
   8           148,097          0      144     1,701      6,195    152,447     3,000     149,447    365,000
   9           152,447          0      144     1,824      6,376    156,855     2,000     154,855    365,000
  10           156,855          0      144     1,959      6,558    161,311         0     161,311    365,000
  11           161,311          0      144     2,096      7,331    166,402         0     166,402    365,000
  12           166,402          0      144     2,235      7,561    171,583         0     171,583    365,472
  13           171,583          0      144     2,371      7,795    176,862         0     176,862    366,105
  14           176,862          0      144     2,512      8,033    182,239         0     182,239    368,124
  15           182,239          0      144     2,658      8,276    187,713         0     187,713    369,795
  16           187,713          0      144     2,814      8,523    193,278         0     193,278    371,093
  17           193,278          0      144     2,981      8,773    198,926         0     198,926    371,992
  18           198,926          0      144     3,159      9,028    204,651         0     204,651    372,465
  19           204,651          0      144     3,381      9,285    210,411         0     210,411    374,531
  20           210,411          0      144     3,620      9,542    216,189         0     216,189    376,169
  25           239,523          0      144     4,774     10,847    245,452         0     245,452    380,451
  30           268,785          0      144     6,401     12,147    274,388         0     274,388    386,887

- THE POLICY VALUE, CASH SURRENDER VALUE, AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

- IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYHOLDER, AND THE INVESTMENT RETURN FOR THE PORTFOLIOS OF MANUFACTURERS INVESTMENT TRUST.

- THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS.

- NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                     Table 6
                                Short Form Issue
                 Hypothetical Gross Investment Return of 12.00%

                                                                  Current Charges
                                    ------------------------------------------------------------------------------------------------
                       Premiums     Policy      Plus       Less      Less      Plus       Policy               Net Cash     Death
 Policy     Annual      Accum       Value        Net      Admin    Cost of    Invest      Value       Surr    Surrender    Benefit
  Year      Premium     at 5%       Beg Yr     Premium     Fees      Ins     Earnings     End Yr    Charges                 End Yr
    1         20,000      21,000           0     19,600       144       837      1,929      20,547     2,000      18,547     365,000
    2         20,000      43,050      20,547     19,600       144     1,010      3,997      42,990     3,000      39,990     365,000
    3         20,000      66,203      42,990     19,600       144     1,195      6,256      67,507     3,000      64,507     365,000
    4         20,000      90,513      67,507     19,600       144     1,362      8,726      94,327     4,000      90,327     365,000
    5         20,000     116,038      94,327     19,600       144     1,446     11,432     123,769     5,000     118,769     365,000
    6         20,000     142,840     123,769     19,600       144     1,440     14,410     156,196     5,000     151,196     395,175
    7         20,000     170,982     156,196     19,600       144     1,613     17,680     191,719     4,000     187,719     469,711
    8              0     179,531     191,719          0       144     1,727     19,284     209,131     3,000     206,131     497,733
    9              0     188,508     209,131          0       144     1,867     21,037     228,157     2,000     226,157     529,324
   10              0     197,933     228,157          0       144     2,002     22,953     248,963         0     248,963     560,168
   11              0     207,830     248,963          0       144     2,016     26,018     272,821         0     272,821     597,478
   12              0     218,221     272,821          0       144     2,003     28,523     299,198         0     299,198     637,291
   13              0     229,132     299,198          0       144     1,977     31,294     328,371         0     328,371     679,728
   14              0     240,589     328,371          0       144     1,902     34,361     360,686         0     360,686     728,586
   15              0     252,619     360,686          0       144     1,795     37,761     396,508         0     396,508     781,120
   16              0     265,249     396,508          0       144     2,112     41,504     435,756         0     435,756     836,651
   17              0     278,512     435,756          0       144     2,477     45,604     478,739         0     478,739     895,242
   18              0     292,438     478,739          0       144     2,901     50,094     525,788         0     525,788     956,935
   19              0     307,059     525,788          0       144     3,402     55,006     577,248         0     577,248   1,027,502
   20              0     322,412     577,248          0       144     3,988     60,376     633,493         0     633,493   1,102,277
   25              0     411,489     915,623          0       144     8,094     95,675   1,003,060         0   1,003,060   1,554,743
   30              0     525,176   1,437,709          0       144    16,490    150,024   1,571,099         0   1,571,099   2,215,250

                                            Guaranteed Charges
              ------------------------------------------------------------------------------------------------
               Policy      Plus      Less     Less      Plus       Policy               Net Cash      Death
 Policy        Value        Net      Admin   Cost of   Invest      Value       Surr     Surrender    Benefit
  Year         Beg Yr     Premium    Fees      Ins    Earnings     End Yr    Charges                  End Yr
    1                 0     19,600      144    1,566      1,889      19,780     2,000       17,780     365,000
    2            19,780     19,600      144    1,591      3,888      41,532     3,000       38,532     365,000
    3            41,532     19,600      144    1,600      6,087      65,475     3,000       62,475     365,000
    4            65,475     19,600      144    1,582      8,508      91,857     4,000       87,857     365,000
    5            91,857     19,600      144    1,541     11,178     120,950     5,000      115,950     365,000
    6           120,950     19,600      144    1,505     14,122     153,023     5,000      148,023     387,148
    7           153,023     19,600      144    1,890     17,345     187,934     4,000      183,934     460,439
    8           187,934          0      144    2,134     18,880     204,536     3,000      201,536     486,795
    9           204,536          0      144    2,431     20,543     222,504     2,000      220,504     516,208
   10           222,504          0      144    2,747     22,342     241,955         0      241,955     544,398
   11           241,955          0      144    3,119     25,222     263,914         0      263,914     577,971
   12           263,914          0      144    3,535     27,504     287,740         0      287,740     612,885
   13           287,740          0      144    3,976     29,982     313,601         0      313,601     649,155
   14           313,601          0      144    4,493     32,668     341,632         0      341,632     690,097
   15           341,632          0      144    5,057     35,580     372,011         0      372,011     732,862
   16           372,011          0      144    5,684     38,735     404,918         0      404,918     777,443
   17           404,918          0      144    6,379     42,151     440,546         0      440,546     823,821
   18           440,546          0      144    7,153     45,849     479,097         0      479,097     871,957
   19           479,097          0      144    8,117     49,843     520,679         0      520,679     926,809
   20           520,679          0      144    9,191     54,149     565,493         0      565,493     983,958
   25           782,194          0      144   15,996     81,228     847,282         0      847,282   1,313,288
   30         1,158,347          0      144   28,302    120,038   1,249,940         0    1,249,940   1,762,415

- THE POLICY VALUE, CASH SURRENDER VALUE, AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

- IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYHOLDER, AND THE INVESTMENT RETURN FOR THE PORTFOLIOS OF MANUFACTURERS INVESTMENT TRUST.

- THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS.

- NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            Separate Account Four of
               The Manufacturers Life Insurance Company of America

                              Financial Statements

                       Three years ended December 31, 1998



                                    CONTENTS



Report of Independent Auditors...............................................61

Audited Financial Statements

Statement of Assets and Liabilities..........................................62
Statements of Operations.....................................................63
Statements of Changes in Net Assets..........................................75
Notes to Financial Statements................................................87

                         Report of Independent Auditors


To the Board of Directors
The Manufacturers Life Insurance
    Company of America

We have audited the accompanying statement of assets and liabilities of Separate Account Four of The Manufacturers Life Insurance Company of America as of December 31, 1998 and the related statements of operations and changes in net assets for each of the periods presented therein. These financial statements are the responsibility of The Manufacturers Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account Four of The Manufacturers Life Insurance Company of America at December 31, 1998, and the results of its operations and the changes in its net assets for each of the periods presented therein, in conformity with generally accepted accounting principles.



Philadelphia, Pennsylvania                            Ernst & Young LLP


February 4, 1999

                            Separate Account Four of
               The Manufacturers Life Insurance Company of America

                       Statement of Assets and Liabilities

                                December 31, 1998

                                                                                                  SUB-ACCOUNT      NET ASSET
                                                                                NET ASSET            UNITS         VALUE PER
                                                                                  VALUE           OUTSTANDING        UNIT
                                                                               ---------------------------------------------

ASSETS
Investment in Manufacturers Investment Trust --
   at market value:
     Emerging Growth Trust, 2,465,025 shares (cost $52,446,755)                $ 58,716,890           937,509      $   62.63
     Quantitative Equity Trust, 1,613,702 shares (cost $28,995,117)              40,697,561           785,365          51.82
     Real Estate Securities Trust, 1,296,403 shares (cost $20,805,297)           19,147,874           549,377          34.85
     Balanced Trust, 3,002,629 shares (cost $49,702,852)                         58,251,003         1,731,082          33.65
     Capital Growth Bond Trust, 1,299,933 shares ($14,478,301)                   15,716,187           678,424          23.17
     Money Market Trust, 1,767,365 shares (cost $17,673,646)                     17,673,646         1,054,016          16.77
     International Stock Trust 832,207 shares (cost $10,156,158)                 10,802,045           795,689          13.58
     Pacific Rim Emerging Markets Trust, 337,072 shares (cost $3,215,535)         2,302,204           326,271           7.06
     Equity Index Trust, 1,177,479 shares (cost $16,162,991)                     18,168,494           938,819          19.35
     Equity Trust, 374,634 shares (cost $7,416,764)                               7,297,872           501,327          14.56
     Value Equity Trust, 523,430 shares (cost $8,860,905)                         9,306,580           589,237          15.79
     Growth and Income Trust, 575,987 shares (cost $13,881,790)                  16,375,318           845,204          19.37
     U.S. Government Securities Trust, 263,780 shares (cost $3,582,989)           3,645,434           311,036          11.72
     Conservative Asset Allocation Trust, 74,847 shares (cost $852,870)             885,434            69,520          12.74
     Moderate Asset Allocation Trust, 198,373 shares (cost $2,537,410)            2,646,291           188,906          14.01
     Aggressive Asset Allocation Trust, 177,443 shares (cost $2,585,291)          2,707,778           178,009          15.21
     International Small Cap Trust, 74,504 shares (cost $1,176,222)               1,138,417            81,531          13.96
     Blue Chip Growth Trust, 767,750 shares (cost $12,207,080)                   14,525,825           713,640          20.35
     Science & Technology Trust, 361,301 shares (cost $5,377,957)                 7,052,603           353,734          19.94
     Pilgram Baxter Growth Trust, 37,791 shares (cost $439,995)                     492,789            32,854          15.00
     Small/Mid Cap Trust, 125,021 shares (cost $2,029,738)                        2,471,657           127,586          19.37
     Worldwide Growth Trust, 33,589 shares (cost $491,790)                          508,867            34,643          14.69
     Global Equity Trust, 68,843 shares (cost $1,407,885)                         1,403,018            86,633          16.19
     Growth Trust, 132,267 shares (cost $2,436,698)                               2,711,479           147,717          18.36
     Value Trust, 414,000 shares (cost $6,122,311)                                5,820,837           414,136          14.06
     International Growth and Income Trust, 23,779 shares (cost $285,535)           269,178            20,182          13.34
     High Yield Trust, 159,361 shares (cost $2,192,664)                           2,058,949           146,174          14.09
     Strategic Bond Trust, 107,784 shares (cost $1,283,094)                       1,263,227            92,517          13.65
     Global Government Bond Trust, 3,112 shares (cost $42,347)                       42,723             3,037          14.07
     Investment Quality Bond Trust, 239,497 shares (cost $2,907,887)              2,984,128           204,187          14.61
     Lifestyle Aggressive 1000 Trust, 53,885 shares (cost $702,298)                 721,522            48,566          14.86
     Lifestyle Growth 820 Trust, 215,621 shares (cost $2,995,360)                 2,971,264           198,733          14.95
     Lifestyle Balanced 640 Trust, 83,128 shares (cost $1,118,040)                1,121,394            76,044          14.75
     Lifestyle Moderate 460 Trust, 2,421 shares (cost $32,477)                       33,683             2,240          15.04
     Lifestyle Conservative 280 Trust, 5,919 shares (cost $77,238)                   80,080             5,359          14.94
     Small Company Value Trust, 6,961 shares (cost $77,238)                          79,142             9,319           8.49
                                                                               ------------
Net assets                                                                     $332,091,393
                                                                               ============


See accompanying notes.

                            Separate Account Four of
               The Manufacturers Life Insurance Company of America

                            Statements of Operations

                                                              EMERGING GROWTH                         QUANTITATIVE EQUITY
                                                                SUB-ACCOUNT                               SUB-ACCOUNT
                                                  ---------------------------------------------------------------------------------
                                                   YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                   DEC. 31/98    DEC. 31/97    DEC. 31/96    DEC. 31/98    DEC. 31/97    DEC. 31/96
                                                  ---------------------------------------------------------------------------------

Investment income:
    Dividend income                               $   879,733   $        --   $ 8,843,524   $ 4,420,030   $        --   $ 3,890,071

Expenses:
    Mortality and expense risks charge                374,898       373,014       368,823       238,491       197,730       151,076
                                                  ---------------------------------------------------------------------------------
Net investment income (loss)                          504,835      (373,014)    8,474,701     4,181,539      (197,730)    3,738,995
                                                  ---------------------------------------------------------------------------------

Realized and unrealized gain (loss) on
  investments:
    Realized gain (loss) from security
       transactions:
          Proceeds from sales                       9,170,072    10,933,692     6,561,190     5,060,725     3,733,685     3,065,148
          Cost of securities sold                   7,556,840     9,991,336     4,628,761     3,345,458     2,720,036     2,226,724
                                                  ---------------------------------------------------------------------------------
    Net realized gain (loss)                        1,613,232       942,356     1,932,429     1,715,267     1,013,649       838,424
                                                  ---------------------------------------------------------------------------------


    Unrealized appreciation (depreciation)
       of investments:
          Beginning of year                         8,747,614       586,387     8,388,250     9,076,188     2,395,112     3,250,703
          End of year                               6,270,135     8,747,614       586,387    11,702,444     9,076,188     2,395,112
                                                  ---------------------------------------------------------------------------------

    Net unrealized appreciation (depreciation)
       during the year                             (2,477,479)    8,161,227    (7,801,863)    2,626,256     6,681,076      (855,591)
                                                  ---------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
    on investments                                   (864,247)    9,103,583    (5,869,434)    4,341,523     7,694,725       (17,167)
                                                  ---------------------------------------------------------------------------------

Net increase (decrease) in net assets derived
    from operations                               $  (359,412)  $ 8,730,569   $ 2,605,267   $ 8,523,062   $ 7,496,995   $ 3,721,828
                                                  =================================================================================

  * Reflects the period from commencement of operations February 14, 1996 through 31, 1996.
 ** Reflects the period from commencement of operations May 1, 1997 through
    December 31, 1997.
*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998.


See accompanying notes.

          REAL ESTATE SECURITIES                             BALANCED                              CAPITAL GROWTH BOND
               SUB-ACCOUNT                                 SUB-ACCOUNT                                 SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
 DEC. 31/98     DEC. 31/97     DEC. 31/96    DEC. 31/98     DEC. 31/97     DEC. 31/96     DEC. 31/98    DEC. 31/97     DEC. 31/96
---------------------------------------------------------------------------------------------------------------------------------

$ 2,921,055    $        --    $ 3,089,196   $ 6,701,569    $        --    $ 6,191,018    $   789,202   $        --    $   813,220


    142,970        138,789         97,165       353,472        312,899        274,346         95,779        88,739         86,787
---------------------------------------------------------------------------------------------------------------------------------
  2,778,085       (138,789)     2,992,031     6,348,097       (312,899)     5,916,672        693,423       (88,739)       726,433
---------------------------------------------------------------------------------------------------------------------------------




  4,306,616      2,341,949      2,069,989     4,630,030      7,720,982      3,782,322      1,275,288     2,670,789      2,257,680
  3,791,432      1,932,587      1,848,111     3,845,125      6,543,277      3,146,020      1,200,846     2,837,578      2,354,529
---------------------------------------------------------------------------------------------------------------------------------
    515,184        409,362        221,878       784,905      1,177,705        636,302         74,442      (166,789)       (96,849)
---------------------------------------------------------------------------------------------------------------------------------



  5,733,444      2,357,828        829,392     8,870,245      2,233,057      4,756,710        969,325      (322,754)        29,751
 (1,657,423)     5,733,444      2,357,828     8,548,150      8,870,245      2,233,057      1,237,886       969,325       (322,754)
---------------------------------------------------------------------------------------------------------------------------------

 (7,390,867)     3,375,616      1,528,436      (322,095)     6,637,188     (2,523,653)       268,561     1,292,079       (352,505)
---------------------------------------------------------------------------------------------------------------------------------


 (6,875,683)     3,784,978      1,750,314       462,810      7,814,893     (1,887,351)       343,003     1,125,290       (449,354)
---------------------------------------------------------------------------------------------------------------------------------


$(4,097,598)   $ 3,646,189    $ 4,742,345   $ 6,810,907    $ 7,501,994    $ 4,029,321    $ 1,036,426   $ 1,036,551    $   277,079
=================================================================================================================================

                            Separate Account Four of
               The Manufacturers Life Insurance Company of America

                      Statements of Operations (continued)

                                                               MONEY MARKET                         INTERNATIONAL STOCK
                                                               SUB-ACCOUNT                               SUB-ACCOUNT
                                                 ---------------------------------------------------------------------------------
                                                  YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                  DEC. 31/98    DEC. 31/97    DEC. 31/96    DEC. 31/98    DEC. 31/97    DEC. 31/96
                                                 ---------------------------------------------------------------------------------

Investment income:
    Dividend income                              $   618,267   $   363,575   $   522,633   $   162,650   $    91,567   $   102,007

Expenses:
    Mortality and expense risks charge                81,828        47,049        38,258        58,840        31,392        18,357
                                                 ---------------------------------------------------------------------------------
Net investment income (loss)                         536,439       316,526       484,375       103,810        60,175        83,650
                                                 ---------------------------------------------------------------------------------

Realized and unrealized gain (loss) on
  investments:
    Realized gain (loss) from security
      transactions:
          Proceeds from sales                      8,216,338     6,596,321     4,574,935     4,839,048     1,816,518       481,615
          Cost of securities sold                  8,216,338     6,872,137     4,366,887     4,508,409     1,550,916       416,277
                                                 ---------------------------------------------------------------------------------
    Net realized gain (loss)                              --      (275,816)      208,048       330,639       265,602        65,338
                                                 ---------------------------------------------------------------------------------

    Unrealized appreciation (depreciation)
      of investments:
          Beginning of year                               --      (275,826)      165,832       (52,878)      231,185       110,424
          End of year                                     --            --      (275,826)      645,888       (52,878)      231,185
                                                 ---------------------------------------------------------------------------------
    Net unrealized appreciation (depreciation)
       during the year                                    --       275,826      (441,658)      698,766      (284,063)      120,761
                                                 ---------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
    on investments                                        --            10      (233,610)    1,029,405       (18,461)      186,099
                                                 ---------------------------------------------------------------------------------

Net increase (decrease) in net assets derived
    from operations                              $   536,439   $   316,536   $   250,765   $ 1,133,215   $    41,714   $   269,749
                                                 =================================================================================

  * Reflects the period from commencement of operations February 14, 1996 through December 31, 1996.
 ** Reflects the period from commencement of operations May 1, 1997 through
    December 31, 1997.
*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998.


See accompanying notes.

                PACIFIC RIM
             EMERGING MARKETS                             EQUITY INDEX                                  EQUITY
                SUB-ACCOUNT                                SUB-ACCOUNT                                SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
 DEC. 31/98     DEC. 31/97     DEC. 31/96    DEC. 31/98     DEC. 31/97     DEC. 31/96     DEC. 31/98    DEC. 31/97     DEC. 31/96
---------------------------------------------------------------------------------------------------------------------------------

$        --    $     6,802    $   152,468   $   558,787    $   868,880    $    79,858    $ 1,580,782   $ 1,074,319    $    37,137


     14,226         22,205         18,290        75,611         21,448          4,113         49,176        39,559         12,389
---------------------------------------------------------------------------------------------------------------------------------
    (14,226)       (15,403)       134,178       483,176        847,432         75,745      1,531,606     1,034,760         24,748
---------------------------------------------------------------------------------------------------------------------------------




    485,743      1,610,390        936,603     2,236,893        170,943         42,748      3,293,649     1,651,482        646,845
    852,657      1,704,271        774,951     1,742,663        133,983         39,927      3,647,842     1,627,042        622,356
---------------------------------------------------------------------------------------------------------------------------------
   (366,914)       (93,881)       161,652       494,230         36,960          2,821       (354,193)       24,440         24,489
---------------------------------------------------------------------------------------------------------------------------------



 (1,155,601)         5,325        114,318        13,995         46,173             --        292,111       270,657             --
   (913,332)    (1,155,601)         5,325     2,005,503         13,995         46,173       (118,892)      292,111        270,657
---------------------------------------------------------------------------------------------------------------------------------

    242,269     (1,160,926)      (108,993)    1,991,508        (32,178)        46,173       (411,003)       21,454        270,657
---------------------------------------------------------------------------------------------------------------------------------


   (124,645)    (1,254,807)        52,659     2,485,738          4,782         48,994       (765,196)       45,894        295,146
---------------------------------------------------------------------------------------------------------------------------------


$  (138,871)   $(1,270,210)   $   186,837   $ 2,968,914    $   852,214    $   124,739    $   766,410   $ 1,080,654    $   319,894
=================================================================================================================================

                            Separate Account Four of
               The Manufacturers Life Insurance Company of America

                      Statements of Operations (continued)

                                                               VALUE EQUITY                          GROWTH AND INCOME
                                                               SUB-ACCOUNT                              SUB-ACCOUNT
                                                 ---------------------------------------------------------------------------------
                                                  YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                  DEC. 31/98    DEC. 31/97    DEC. 31/96    DEC. 31/98    DEC. 31/97    DEC. 31/96
                                                 ---------------------------------------------------------------------------------

Investment income:
    Dividend income                              $   439,236   $   406,015   $    14,881   $   687,431   $   274,008   $       461

Expenses:
    Mortality and expense risks charge                54,912        24,945         6,019        80,279        32,434         4,797
                                                 ---------------------------------------------------------------------------------
Net investment income (loss)                         384,324       381,070         8,862       607,152       241,574        (4,336)
                                                 ---------------------------------------------------------------------------------

Realized and unrealized gain (loss) on
  investments:
    Realized gain (loss) from security
      transactions:
        Proceeds from sales                        2,818,396       573,549        90,317     2,286,017       912,556       376,632
        Cost of securities sold                    2,525,017       498,698        88,968     1,725,531       705,805       332,811
                                                 ---------------------------------------------------------------------------------
    Net realized gain (loss)                         293,379        74,851         1,349       560,486       206,751        43,821
                                                 ---------------------------------------------------------------------------------

    Unrealized appreciation (depreciation)
      of investments:
          Beginning of year                          659,769       162,428            --       926,995       145,719            --
          End of year                                445,675       659,769       162,248     2,493,528       926,995       145,719
                                                 ---------------------------------------------------------------------------------
    Net unrealized appreciation (depreciation)
       during the year                              (214,094)      497,341       162,428     1,566,533       781,276       145,719
                                                 ---------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
    on investments                                    79,285       572,192       163,777     2,127,019       988,027       189,540
                                                 ---------------------------------------------------------------------------------
Net increase (decrease) in net assets derived
    from operations                              $   463,609   $   953,262   $   172,639   $ 2,734,171   $ 1,229,601   $   185,204
                                                 =================================================================================


  * Reflects the period from commencement of operations February 14, 1996 through December 31, 1996.
 ** Reflects the period from commencement of operations May 1, 1997 through
    December 31, 1997.
*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998.


See accompanying notes.

              U.S. GOVERNMENT                             CONSERVATIVE                                  MODERATE
                SECURITIES                              ASSET ALLOCATION                            ASSET ALLOCATION
                SUB-ACCOUNT                               SUB-ACCOUNT                                 SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
 DEC. 31/98     DEC. 31/97     DEC. 31/96    DEC. 31/98     DEC. 31/97     DEC. 31/96     DEC. 31/98    DEC. 31/97     DEC. 31/96
---------------------------------------------------------------------------------------------------------------------------------


 $   34,788    $   19,990     $       --    $   61,639     $   34,960     $       --     $  276,382    $   98,004    $       --


     10,351         2,737            849         4,793          2,565            685         15,938         8,091         2,050
---------------------------------------------------------------------------------------------------------------------------------
     24,437        17,253           (849)       56,846         32,395           (685)       260,444        89,913        (2,050)
---------------------------------------------------------------------------------------------------------------------------------




  1,227,921       590,817        322,161       346,296         13,446         43,255        716,698       474,116        31,213
  1,207,888       580,482        317,325       356,032         12,672         40,504        676,118       439,434        29,641
---------------------------------------------------------------------------------------------------------------------------------
     20,033        10,335          4,836        (9,736)           774          2,751         40,580        34,682         1,572
---------------------------------------------------------------------------------------------------------------------------------



      9,987         3,780             --        17,238          7,208             --         94,990        36,462            --
     62,445         9,987          3,780        32,565         17,238          7,208        108,881        94,990        36,462
---------------------------------------------------------------------------------------------------------------------------------

     52,458         6,207          3,780        15,327         10,030          7,208         13,891        58,528        36,462
---------------------------------------------------------------------------------------------------------------------------------

     72,491        16,542          8,616         5,591         10,804          9,959         54,471        93,210        38,034
---------------------------------------------------------------------------------------------------------------------------------


 $   96,928    $   33,795     $    7,767    $   62,437     $   43,199     $    9,274     $  314,915    $  183,123    $   35,984
===============================================================================================================================

                            Separate Account Four of
               The Manufacturers Life Insurance Company of America

                      Statements of Operations (continued)

                                                                 AGGRESSIVE                       INTERNATIONAL
                                                              ASSET ALLOCATION                      SMALL CAP
                                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                                 -------------------------------------------------------------------
                                                  YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                  DEC. 31/98    DEC. 31/97    DEC. 31/96    DEC. 31/98    DEC. 31/97
                                                 -------------------------------------------------------------------

Investment income:
    Dividend income                              $  445,314    $   63,599    $    2,110    $    1,473    $       46

Expenses:
    Mortality and expense risks charge               19,046         6,368         1,342         5,414         2,815
                                                 -------------------------------------------------------------------
Net investment income (loss)                        426,268        57,231           768        (3,941)       (2,769)
                                                 -------------------------------------------------------------------

Realized and unrealized gain (loss) on
  investments:
    Realized gain (loss) from security
      transactions:
          Proceeds from sales                     2,912,284       294,332        86,943       542,737       461,080
          Cost of securities sold                 2,820,937       275,851        82,784       500,120       450,930
                                                 -------------------------------------------------------------------
    Net realized gain (loss)                         91,347        18,481         4,159        42,617        10,150
                                                 -------------------------------------------------------------------

    Unrealized appreciation (depreciation)
      of investments:
          Beginning of year                         100,678        19,871            --       (15,134)           --
          End of year                               122,487       100,678        19,871       (37,804)      (15,134)
                                                 -------------------------------------------------------------------
    Net unrealized appreciation (depreciation)
       during the year                               21,809        80,807        19,871       (22,670)      (15,134)
                                                 -------------------------------------------------------------------
Net realized and unrealized gain (loss)
    on investments                                  113,156        99,288        24,030        19,947        (4,984)
                                                 -------------------------------------------------------------------

Net increase (decrease) in net assets derived
    from operations                              $  539,424    $  156,519    $   24,798    $   16,006    $   (7,753)
                                                  ==================================================================

  * Reflects the period from commencement of operations February 14, 1996 through December 31, 1996.
 ** Reflects the period from commencement of operations May 1, 1997 through
    December 31, 1997.
*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998.


See accompanying notes.

         BLUE CHIP                                               PILGRIM BAXTER                  SMALL/MID
          GROWTH                  SCIENCE & TECHNOLOGY               GROWTH                         CAP
        SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT                  SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
    YEAR          YEAR           YEAR          PERIOD          YEAR          PERIOD         YEAR          PERIOD
   ENDED         ENDED          ENDED          ENDED**        ENDED          ENDED**       ENDED          ENDED**
 DEC. 31/98    DEC. 31/97     DEC. 31/98     DEC. 31/97     DEC. 31/98     DEC. 31/97    DEC. 31/98     DEC. 31/97
--------------------------------------------------------------------------------------------------------------------

$   163,206   $    55,879    $        --    $    22,881    $        --    $        --    $        --    $      --


     62,944         6,989         25,363            853          2,341            764         12,596        1,669
--------------------------------------------------------------------------------------------------------------------
    100,262        48,890        (25,363)        22,028         (2,341)          (764)       (12,596)      (1,669)
--------------------------------------------------------------------------------------------------------------------




  2,423,098       205,667      1,609,594         19,777        186,473          4,772      1,304,353       95,793
  2,019,530       217,790      1,449,652         18,232        203,463          4,339      1,205,775       96,560
--------------------------------------------------------------------------------------------------------------------
    403,568       (12,123)       159,942          1,545        (16,990)           433         98,578         (767)
--------------------------------------------------------------------------------------------------------------------



    235,927            --        (31,717)            --         (1,826)            --        (41,211)          --
  2,318,744       235,927      1,674,646        (31,717)        52,793         (1,826)       441,919      (41,211)
--------------------------------------------------------------------------------------------------------------------

  2,082,817       235,927      1,706,363        (31,717)        54,619         (1,826)       483,130      (41,211)
--------------------------------------------------------------------------------------------------------------------

  2,486,385       223,804      1,866,305        (30,172)        37,629         (1,393)       581,708      (41,978)
--------------------------------------------------------------------------------------------------------------------


$ 2,586,647   $   272,694    $ 1,840,942    $    (8,144)   $    35,288    $    (2,157)   $   569,112    $ (43,647)
====================================================================================================================


          WORLDWIDE
            GROWTH
          SUB-ACCOUNT
----------------------------
      YEAR          PERIOD
     ENDED          ENDED**
   DEC. 31/98     DEC. 31/97
----------------------------

   $     2,514    $     1,726


         1,535            142
----------------------------
           979          1,584
----------------------------




       195,348          3,228
       174,828          3,203
----------------------------
        20,520             25
----------------------------



        (1,636)            --
        17,078         (1,636)
----------------------------

        18,714         (1,636)
----------------------------

        39,234         (1,611)
----------------------------


   $    40,213    $       (27)
=============================

                            Separate Account Four of
               The Manufacturers Life Insurance Company of America

                      Statements of Operations (continued)

                                                           GLOBAL
                                                            EQUITY                       GROWTH                       VALUE
                                                          SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                                 -----------------------------------------------------------------------------------
                                                     YEAR          PERIOD          YEAR         PERIOD         YEAR         PERIOD
                                                    ENDED          ENDED**        ENDED         ENDED**       ENDED         ENDED**
                                                  DEC. 31/98     DEC. 31/97     DEC. 31/98    DEC. 31/97    DEC. 31/98    DEC. 31/97
                                                 -----------------------------------------------------------------------------------

Investment income:
    Dividend income                              $   283,512    $        --    $    88,404   $        --   $   189,862    $ 42,077

Expenses:
    Mortality and expense risks charge                15,149          2,697         14,183         1,748        27,317       1,979
                                                 -----------------------------------------------------------------------------------
Net investment income (loss)                         268,363         (2,697)        74,221         1,748       162,545      40,098
                                                 -----------------------------------------------------------------------------------

Realized and unrealized gain (loss) on
   investments:
    Realized gain (loss) from security
      transactions:
          Proceeds from sales                      3,788,282         28,974      1,528,941         4,007     1,280,412      10,858
          Cost of securities sold                  3,425,983         27,932      1,372,307         3,543     1,260,539       9,724
                                                 -----------------------------------------------------------------------------------
    Net realized gain (loss)                         362,299          1,042        156,634           464        19,873       1,134
                                                 -----------------------------------------------------------------------------------

    Unrealized appreciation (depreciation)
      of investments:
          Beginning of year                          142,878             --         42,938            --        (5,269)         --
          End of year                                 (4,866)       142,878        274,781        42,938      (301,474)     (5,269)
                                                 -----------------------------------------------------------------------------------
    Net unrealized appreciation (depreciation)
       during the year                              (147,744)       142,878        231,843        42,938      (296,205)     (5,269)
                                                 -----------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
    on investments                                   214,555        143,920        388,477        43,402      (276,332)     (4,135)
                                                 -----------------------------------------------------------------------------------


Net increase (decrease) in net assets derived
    from operations                              $   482,918    $   141,223    $   462,698   $    41,654   $  (113,787)   $ 35,963
                                                 ===================================================================================

  * Reflects the period from commencement of operations February 14, 1996 through December 31, 1996.
 ** Reflects the period from commencement of operations May 1, 1997 through
    December 31, 1997.
*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998.


See accompanying notes.

        INTERNATIONAL                                                                             GLOBAL
           GROWTH                        HIGH                       STRATEGIC                   GOVERNMENT
             AND                         YIELD                        BOND                         BOND
     INCOME SUB-ACCOUNT               SUB-ACCOUNT                  SUB-ACCOUNT                  SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
    YEAR          PERIOD          YEAR          PERIOD         YEAR          PERIOD          YEAR          PERIOD
   ENDED          ENDED**        ENDED          ENDED**       ENDED          ENDED**        ENDED          ENDED**
 DEC. 31/98     DEC. 31/97     DEC. 31/98     DEC. 31/97    DEC. 31/98     DEC. 31/97     DEC. 31/98     DEC. 31/97
---------------------------------------------------------------------------------------------------------------------


$     2,310    $        --    $   147,116    $    31,277    $    41,408    $        --    $     5,515    $        --


      1,074             61         10,890          1,095          5,989            827            319             17
---------------------------------------------------------------------------------------------------------------------
      1,236            (61)       136,226         30,182         35,419           (827)         5,196            (17)
---------------------------------------------------------------------------------------------------------------------




     21,555          4,308        984,151         80,117        407,942          6,519         37,112            131
     22,591          4,568      1,000,808         75,733        427,862          6,233         40,662            128
---------------------------------------------------------------------------------------------------------------------
     (1,036)          (260)       (16,657)         4,384        (19,920)           286         (3,550)             3
---------------------------------------------------------------------------------------------------------------------



     (1,097)            --        (22,649)            --         10,671             --            186             --
    (16,357)        (1,097)      (133,716)       (22,649)       (19,866)        10,671            376            186
---------------------------------------------------------------------------------------------------------------------

    (15,260)        (1,097)      (111,067)       (22,649)       (30,537)        10,671            190            186
---------------------------------------------------------------------------------------------------------------------

    (16,296)        (1,357)      (127,724)       (18,265)       (50,457)        10,957         (3,360)           189
---------------------------------------------------------------------------------------------------------------------


$   (15,060)   $    (1,418)   $     8,502    $    11,917    $   (15,038)   $    10,130    $     1,836    $       172
=====================================================================================================================

                                                      Separate Account Four of
                                         The Manufacturers Life Insurance Company of America

                                                Statements of Operations (continued)

                                                         INVESTMENT                 LIFESTYLE                 LIFESTYLE
                                                           QUALITY                 AGGRESSIVE                   GROWTH
                                                            BOND                      1000                       820
                                                         SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                                  -------------------------------------------------------------------------------
                                                      YEAR        PERIOD        YEAR        PERIOD        YEAR         PERIOD
                                                     ENDED       ENDED**       ENDED       ENDED**        ENDED       ENDED**
                                                   DEC. 31/98   DEC. 31/97   DEC. 31/98   DEC. 31/97   DEC. 31/98    DEC. 31/97
                                                  -------------------------------------------------------------------------------
Investment income:
    Dividend income                                 $  62,454    $      -     $  28,212    $     954    $ 177,818     $  16,099

Expenses:

    Mortality and expense risks charge                 10,846          391        3,611          798       18,498         5,554
                                                  -------------------------------------------------------------------------------
Net investment income (loss)                           51,608         (391)      24,601          156      159,320        10,545
                                                  -------------------------------------------------------------------------------

Realized and unrealized gain (loss) on
      investments:

    Realized gain (loss) from security
      transactions:

          Proceeds from sales                         326,040        2,867      172,432       22,090    1,008,813       139,748
          Cost of securities sold                     325,044        2,800      173,356       20,473    1,119,216       133,241
                                                  -------------------------------------------------------------------------------
    Net realized gain (loss)                              996           67         (924)       1,617     (110,403)        6,507
                                                  -------------------------------------------------------------------------------

    Unrealized appreciation (depreciation) of investments:

          Beginning of year                             5,485            -        1,104            -        7,721             -
          End of year                                  76,241        5,485       19,224        1,104      (24,096)        7,721
                                                  -------------------------------------------------------------------------------
    Net unrealized appreciation (depreciation)
       during the year                                 70,756        5,485       18,120        1,104      (31,817)        7,721
                                                  -------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
    on investments                                     71,752        5,552       17,196        2,721     (142,220)       14,228
                                                  -------------------------------------------------------------------------------

Net increase (decrease) in net assets derived
    from operations                                 $ 123,360    $   5,161    $  41,797    $   2,877    $  17,100     $  24,773
                                                  ===============================================================================

* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996.

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997.

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998.

See accompanying notes.

          LIFESTYLE                    LIFESTYLE              SMALL        LIFESTYLE
          BALANCED                     MODERATE              COMPANY      CONSERVATIVE
             640                          460              VALUE TRUST        280
         SUB-ACCOUNT                  SUB-ACCOUNT          SUB-ACCOUNT    SUB-ACCOUNT                   TOTAL
---------------------------------------------------------------------------------------------------------------------------------
     YEAR          PERIOD         YEAR         PERIOD        PERIOD                        YEAR          YEAR          YEAR
     ENDED         ENDED**        ENDED        ENDED**      ENDED***      YEAR ENDED       ENDED         ENDED         ENDED
  DEC. 31/98     DEC. 31/97    DEC. 31/98    DEC. 31/97    DEC. 31/98     DEC. 31/98    DEC. 31/98    DEC. 31/97    DEC. 31/96
---------------------------------------------------------------------------------------------------------------------------------

   $ 65,526         $ 6,641       $ 4,852         $ 653          $  -         $ 319   $ 21,841,366   $ 3,479,952  $ 23,738,584


      7,070           2,300           495            32           168           130      1,896,542     1,380,695     1,085,346
---------------------------------------------------------------------------------------------------------------------------------
     58,456           4,341         4,357           621          (168)          189     19,944,824     2,099,257    22,653,238
---------------------------------------------------------------------------------------------------------------------------------


    288,757          10,642        90,558           227        20,177        18,824     70,107,964    43,206,372    25,369,596
    283,137          10,202        89,986           229        24,431        18,012     63,206,786    39,511,965    21,316,576
---------------------------------------------------------------------------------------------------------------------------------
      5,620             440           572            (2)       (4,254)          812      6,901,178     3,694,407     4,053,020
---------------------------------------------------------------------------------------------------------------------------------


     17,177               -           361             -             -             -     34,648,009     7,902,612    17,645,380
      3,354          17,177         1,206           361         1,904         2,842     35,332,869    34,648,009     7,902,612
---------------------------------------------------------------------------------------------------------------------------------

    (13,823)         17,177           845           361         1,904         2,842        684,860    26,745,397    (9,742,768)
---------------------------------------------------------------------------------------------------------------------------------

     (8,203)         17,617         1,417           359        (2,350)        3,654      7,586,038    30,439,804    (5,689,748)
---------------------------------------------------------------------------------------------------------------------------------


   $ 50,253        $ 21,958       $ 5,774         $ 980      $ (2,518)      $ 3,843   $ 27,530,862  $ 32,539,061  $ 16,963,490
=================================================================================================================================

                                                      Separate Account Four of
                                         The Manufacturers Life Insurance Company of America

                                                 Statements of Changes in Net Assets

                                                EMERGING GROWTH                         QUANTITATIVE EQUITY
                                                  SUB-ACCOUNT                               SUB-ACCOUNT
                                   ------------------------------------------------------------------------------------
                                     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                     DEC. 31/98    DEC. 31/97    DEC. 31/96    DEC. 31/98    DEC. 31/97    DEC. 31/96
                                   ------------------------------------------------------------------------------------

FROM OPERATIONS
Net investment income (loss)       $    504,835  $   (373,014) $  8,474,701  $  4,181,539  $   (197,730) $  3,738,995
Net realized gain (loss)              1,613,232       942,356     1,932,429     1,715,267     1,013,649       838,424
Net unrealized appreciation
    (depreciation) of investments
    during the year                  (2,477,479)    8,161,227    (7,801,863)    2,626,256     6,681,076      (855,591)
                                   ------------------------------------------------------------------------------------
Net increase (decrease) in net
    assets derived from operations     (359,412)    8,730,569     2,605,267     8,523,062     7,496,995     3,721,828
                                   ------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS Additions
     (deductions) from:
    Transfer of net premiums         10,095,423    10,968,515    14,023,834     3,887,475     5,269,678     4,853,989
    Transfer on terminations         (7,645,380)   (5,398,115)   (5,184,577)   (3,507,300)   (3,038,289)   (1,960,658)
    Transfer on policy loans           (281,289)     (624,209)     (629,038)     (227,928)     (229,614)     (199,046)
    Net interfund transfers          (5,175,422)  (10,114,334)   (4,559,177)   (2,590,590)     (447,386)   (1,140,965)
                                   ------------------------------------------------------------------------------------
                                     (3,006,668)   (5,168,143)    3,651,042    (2,438,343)    1,554,389     1,553,320
                                   ------------------------------------------------------------------------------------
Net increase (decrease) in net       (3,366,080)    3,562,426     6,256,309     6,084,719     9,051,384     5,275,148
assets

NET ASSETS
Beginning of year                    62,082,970    58,520,544    52,264,235    34,612,842    25,561,458    20,286,310
                                   ------------------------------------------------------------------------------------
End of year                        $ 58,716,890  $ 62,082,970  $ 58,520,544  $ 40,697,561  $ 34,612,842  $ 25,561,458
                                   ====================================================================================

* Reflects the period from commencement of operations February 14, 1996 through December 31, 1996.

** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997.

*** Reflects the period from commencement of operations May 1, 1998 through December 31, 1998.

See accompanying notes.

                                                                                                 CAPITAL GROWTH
          REAL ESTATE SECURITIES                          BALANCED                                    BOND
               SUB-ACCOUNT                               SUB-ACCOUNT                               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
  DEC. 31/98    DEC. 31/97    DEC. 31/96    DEC. 31/98    DEC. 31/97    DEC. 31/96    DEC. 31/98    DEC. 31/97    DEC. 31/96
----------------------------------------------------------------------------------------------------------------------------
$  2,778,085   $  (138,789)  $ 2,992,031   $ 6,348,097   $  (312,899)  $ 5,916,672   $   693,423   $   (88,739)  $   726,433
     515,184       409,362       221,878       784,905     1,177,705       636,302        74,442      (166,789)      (96,849)


  (7,390,867)    3,375,616     1,528,436      (322,095)    6,637,188    (2,523,653)      268,561     1,292,079      (352,505)
----------------------------------------------------------------------------------------------------------------------------

  (4,097,598)    3,646,189     4,742,345     6,810,907     7,501,994     4,029,321     1,036,426     1,036,551       277,079
----------------------------------------------------------------------------------------------------------------------------



   3,172,812     3,087,313     2,765,182     7,779,255     7,548,194     8,726,978     2,121,220     1,927,024     2,665,999
  (2,063,583)   (2,187,862)   (1,467,190)   (5,263,498)   (5,118,735)   (3,748,227)   (1,358,276)   (1,630,139)     (923,256)
    (158,565)     (150,861)     (101,471)     (166,218)     (520,775)     (345,242)      (52,477)      (60,413)      (81,852)
  (2,267,624)    1,362,290    (1,015,253)     (516,113)   (5,272,252)   (2,422,119)      266,572    (1,458,915)     (809,388)
----------------------------------------------------------------------------------------------------------------------------
  (1,316,960)    2,110,880       181,268     1,833,426    (3,363,568)    2,211,390       977,039    (1,222,443)      851,503
----------------------------------------------------------------------------------------------------------------------------
  (5,414,558)    5,757,069     4,923,613     8,644,333     4,138,426     6,240,711     2,013,465      (185,892)    1,128,582


  24,562,432    18,805,363    13,881,750    49,606,670    45,468,244    39,227,533    13,702,722    13,888,614    12,760,032
----------------------------------------------------------------------------------------------------------------------------
$ 19,147,874   $24,562,432   $18,805,363   $58,251,003   $49,606,670   $45,468,244   $15,716,187   $13,702,722   $13,888,614
============================================================================================================================

                            Separate Account Four of
               The Manufacturers Life Insurance Company of America

                 Statements of Changes in Net Assets (continued)

                                                 MONEY MARKET                           INTERNATIONAL STOCK
                                                  SUB-ACCOUNT                               SUB-ACCOUNT
                                    ---------------------------------------------------------------------------------------
                                     YEAR ENDED      YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                     DEC. 31/98      DEC. 31/97    DEC. 31/96     DEC. 31/98     DEC. 31/97     DEC. 31/96
                                    ---------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)        $    536,439   $    316,526   $    484,375   $    103,810   $     60,175   $     83,650
Net realized gain (loss)                    --         (275,816)       208,048        330,639        265,602         65,338
Net unrealized appreciation
    (depreciation) of investments
    during the year                         --          275,826       (441,658)       698,766       (284,063)       120,761
                                    ---------------------------------------------------------------------------------------
Net increase (decrease) in net
    assets derived from operations       536,439        316,536        250,765      1,133,215         41,714        269,749
                                    ---------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
    Transfer of net premiums           9,080,518      3,105,289      2,628,791      4,424,007      2,524,804        870,119
    Transfer on terminations          (1,630,779)    (1,271,291)      (956,767)      (873,572)      (503,518)      (194,570)
    Transfer on policy loans            (241,862)        17,308        (13,756)       (33,326)       (88,083)       (27,661)
    Net interfund transfers            3,412,497     (2,379,177)    (1,146,057)      (559,362)       871,148      1,135,964
                                    ---------------------------------------------------------------------------------------
                                      10,620,374       (527,871)       512,211      2,957,747      2,804,351      1,783,852
                                    ---------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets                              11,156,813       (211,335)       762,976      4,090,962      2,846,065      2,053,601

NET ASSETS

Beginning of year                      6,516,833      6,728,168      5,965,192      6,711,083      3,865,018      1,811,417
                                    ---------------------------------------------------------------------------------------
End of year                         $ 17,673,646   $  6,516,833   $  6,728,168   $ 10,802,045   $  6,711,083   $  3,865,018
                                    =======================================================================================

  *Reflects the period from commencement of operations February 14, 1996 through December 31, 1996.

 **Reflects the period from commencement of operations May 1, 1997 through December 31, 1997.

***Reflects the period from commencement of operations May 1, 1998 through December 31, 1998.

See accompanying notes.

              PACIFIC RIM
            EMERGING MARKETS                           EQUITY INDEX                                  EQUITY
              SUB-ACCOUNT                               SUB-ACCOUNT                                SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED*   YEAR ENDED    YEAR ENDED   PERIOD ENDED*
  DEC. 31/98    DEC. 31/97   DEC. 31/96    DEC. 31/98    DEC. 31/97    DEC. 31/96     DEC. 31/98    DEC. 31/97     DEC. 31/96
------------------------------------------------------------------------------------------------------------------------------
$   (14,226)  $   (15,403)  $   134,178   $   483,176   $   847,432   $    75,745    $ 1,531,606   $ 1,034,760    $    24,748
   (366,914)      (93,881)      161,652       494,230        36,960         2,821       (354,193)       24,440         24,489


    242,269    (1,160,926)     (108,993)    1,991,508       (32,178)       46,173       (411,003)       21,454        270,657
-----------------------------------------------------------------------------------------------------------------------------

   (138,871)   (1,270,210)      186,837     2,968,914       852,214       124,739        766,410     1,080,654        319,894
-----------------------------------------------------------------------------------------------------------------------------



    602,999       858,191       683,676     5,759,699     3,106,131       279,042      1,882,059     3,023,077        961,034
   (205,435)     (808,786)     (201,928)   (1,427,792)     (166,672)      (38,180)      (659,930)     (778,177)       (85,993)
    (41,088)      (65,080)      (20,049)     (167,037)       (3,054)       (3,251)       (57,084)      (30,340)        (8,149
   (258,865)      (58,053)    1,647,145     4,120,011     1,961,503       802,227     (2,647,372)      582,252      2,949,537
-----------------------------------------------------------------------------------------------------------------------------
     97,611       (73,728)    2,108,844     8,284,881     4,897,908     1,039,838     (1,482,327)    2,796,812      3,816,429
-----------------------------------------------------------------------------------------------------------------------------
    (41,260)   (1,343,938)    2,295,681    11,253,795     5,750,122     1,164,577       (715,917)    3,877,466      4,136,323


  2,343,464     3,687,402     1,391,721     6,914,699     1,164,577          --        8,013,789     4,136,323           --
-----------------------------------------------------------------------------------------------------------------------------
$ 2,302,204   $ 2,343,464   $ 3,687,402   $18,168,494   $ 6,914,699   $ 1,164,577    $ 7,297,872   $ 8,013,789    $ 4,136,323
=============================================================================================================================

                            Separate Account Four of
               The Manufacturers Life Insurance Company of America

                 Statements of Changes in Net Assets (continued)

                                                                                                  GROWTH
                                                  VALUE EQUITY                                  AND INCOME
                                                  SUB-ACCOUNT                                   SUB-ACCOUNT
                                   -----------------------------------------------------------------------------------------
                                     YEAR ENDED    YEAR ENDED    PERIOD ENDED*    YEAR ENDED     YEAR ENDED    PERIOD ENDED*
                                     DEC. 31/98    DEC. 31/97     DEC. 31/96      DEC. 31/98     DEC. 31/97      DEC. 31/96
                                   -----------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)       $    384,324   $    381,070   $      8,862    $    607,152   $    241,574    $     (4,336)
Net realized gain (loss)                293,379         74,851          1,349         560,486        206,751          43,821
Net unrealized appreciation
   (depreciation) of investments
   during the year                     (214,094)       497,341        162,428       1,566,533        781,276         145,719
                                   -----------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets derived from operations       463,609        953,262        172,639       2,734,171      1,229,601         185,204
                                   -----------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
   Transfer of net premiums           3,319,426        856,465        351,584       3,712,205      2,327,523         316,929
   Transfer on terminations            (837,249)      (394,553)       (35,519)     (1,272,523)      (494,932)        (36,051)
   Transfer on policy loans              (5,179)       (21,910)        (4,090)        (68,077)       (11,939)           (439)
   Net interfund transfers              764,417      2,113,454      1,610,224       3,032,604      3,120,002       1,601,040
                                   -----------------------------------------------------------------------------------------
                                      3,241,415      2,553,456      1,922,199       5,404,209      4,940,654       1,881,479
                                   -----------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets                              3,705,024      3,506,718      2,094,838       8,138,380      6,170,255       2,066,683

NET ASSETS

Beginning of year                     5,601,556      2,094,838           --         8,236,938      2,066,683            --
                                   -----------------------------------------------------------------------------------------
End of year                        $  9,306,580   $  5,601,556   $  2,094,838    $ 16,375,318   $  8,236,938    $  2,066,683
                                   =========================================================================================

  *Reflects the period from commencement of operations February 14, 1996 through December 31, 1996.

 **Reflects the period from commencement of operations May 1, 1997 through December 31, 1997.

***Reflects the period from commencement of operations May 1, 1998 through December 31, 1998.

See accompanying notes.

              U.S. GOVERNMENT                              CONSERVATIVE                                  MODERATE
                SECURITIES                               ASSET ALLOCATION                            ASSET ALLOCATION
                SUB-ACCOUNT                                 SUB-ACCOUNT                                 SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED     YEAR ENDED    PERIOD ENDED*   YEAR ENDED     YEAR ENDED    PERIOD ENDED*   YEAR ENDED    YEAR ENDED    PERIOD ENDED*
 DEC. 31/98     DEC. 31/97     DEC. 31/96     DEC. 31/98     DEC. 31/97     DEC. 31/96     DEC. 31/98    DEC. 31/97     DEC. 31/96
------------------------------------------------------------------------------------------------------------------------------------
$    24,437    $    17,253    $      (849)   $    56,846    $    32,395    $      (685)   $   260,444    $    89,913    $    (2,050)
     20,033         10,335          4,836         (9,736)           774          2,751         40,580         34,682          1,572


     52,458          6,207          3,780         15,327         10,030          7,208         13,891         58,528         36,462
------------------------------------------------------------------------------------------------------------------------------------

     96,928         33,795          7,767         62,437         43,199          9,274        314,915        183,123         35,984
------------------------------------------------------------------------------------------------------------------------------------



    368,181        112,190         18,521        111,885        107,136         44,311        741,631        887,517        131,528
    (76,557)       (28,622)      (299,154)      (144,859)       (13,120)        (5,606)      (196,822)      (176,631)       (12,696)
       (476)       (10,083)          --             --             --             --          (12,957)           (10)        (1,206)
  2,596,506        378,086        448,352        290,044        285,503         95,230        (60,740)       254,676        557,979
------------------------------------------------------------------------------------------------------------------------------------
  2,887,654        451,571        167,719        257,070        379,519        133,935        471,112        965,552        675,605
------------------------------------------------------------------------------------------------------------------------------------
  2,984,582        485,366        175,486        319,507        422,718        143,209        786,027      1,148,675        711,589


    660,852        175,486           --          565,927        143,209           --        1,860,264        711,589           --
------------------------------------------------------------------------------------------------------------------------------------
$ 3,645,434    $   660,852    $   175,486    $   885,434    $   565,927    $   143,209    $ 2,646,291    $ 1,860,264    $   711,589
====================================================================================================================================

                            Separate Account Four of
               The Manufacturers Life Insurance Company of America

                 Statements of Changes in Net Assets (continued)

                                                   AGGRESSIVE                        INTERNATIONAL               BLUE CHIP
                                                ASSET ALLOCATION                       SMALL CAP                  GROWTH
                                                  SUB-ACCOUNT                         SUB-ACCOUNT               SUB-ACCOUNT
                                     ---------------------------------------------------------------------------------------------
                                      YEAR ENDED    YEAR ENDED   PERIOD ENDED*  YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                      DEC. 31/98    DEC. 31/97     DEC. 31/96   DEC. 31/98    DEC. 31/97   DEC. 31/98   DEC. 31/97
                                     ---------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)         $   426,268   $   57,231     $     768     $   (3,941)   $  (2,769)   $   100,262  $   48,890
Net realized gain (loss)                  91,347       18,481         4,159         42,617       10,150        403,568     (12,123)
Net unrealized appreciation
    (depreciation) of investments
    during the year                       21,809       80,807        19,871        (22,670)     (15,134)     2,082,817     235,927
                                     ---------------------------------------------------------------------------------------------
Net increase (decrease) in net
    assets derived from operations       539,424      156,519        24,798         16,006       (7,753)     2,586,647     272,694
                                     ---------------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
    Transfer of net premiums           1,188,269    2,451,770        67,783        210,960       78,736      7,650,835   3,002,085
    Transfer on terminations            (216,987)    (230,373)      (10,117)       (59,723)     (20,504)      (836,755)   (121,898)
    Transfer on policy loans              (1,768)        (296)       (1,206)        (8,482)      (2,010)       (12,374)       (545)
    Net interfund transfers           (2,012,227)     471,051       281,138        425,368      505,819        620,404   1,364,732
                                     ---------------------------------------------------------------------------------------------
                                      (1,042,713)   2,692,152       337,598        568,123      562,041      7,422,110   4,244,374
                                     ---------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets                                (503,289)   2,848,671       362,396        584,129      554,288     10,008,757   4,517,068

NET ASSETS

Beginning of year                      3,211,067      362,396          --          554,288         --        4,517,068        --
                                     ---------------------------------------------------------------------------------------------
End of year                          $ 2,707,778   $3,211,067     $ 362,396     $1,138,417    $ 554,288    $14,525,825  $4,517,068
                                     =============================================================================================

  *Reflects the period from commencement of operations February 14, 1996 through December 31, 1996.

 **Reflects the period from commencement of operations May 1, 1997 through December 31, 1997.

***Reflects the period from commencement of operations May 1, 1998 through December 31, 1998.

See accompanying notes.

                                          PILGRAM
          SCIENCE &                       BAXTER                      SMALL/ MID                     WORLDWIDE
          TECHNOLOGY                      GROWTH                          CAP                         GROWTH
         SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED   PERIOD ENDED**    YEAR ENDED   PERIOD ENDED**    YEAR ENDED   PERIOD ENDED**   YEAR ENDED   PERIOD ENDED**
  DEC. 31/98     DEC. 31/97      DEC. 31/98     DEC. 31/97      DEC. 31/98     DEC. 31/97     DEC. 31/98     DEC. 31/97
-------------------------------------------------------------------------------------------------------------------------
$   (25,363)   $    22,028      $   (2,341)   $      (764)     $   (12,596)   $    (1,669)    $      979     $     1,584


    159,942          1,545         (16,990)           433           98,578           (767)        20,520              25


  1,706,363        (31,717)         54,619         (1,826)         483,130        (41,211)        18,714          (1,636)
------------------------------------------------------------------------------------------------------------------------

  1,840,942         (8,144)         35,288         (2,157)         569,112        (43,647)        40,213             (27)
------------------------------------------------------------------------------------------------------------------------



  3,784,735      1,280,093         188,214         52,430          579,891      1,504,311        112,933           3,589
   (307,967)        (8,796)        (16,593)        (3,413)        (111,777)       (24,555)       (29,603)           (385)
     (5,733)          --            (9,931)          --             (9,073)          --             --              --
    291,311        186,162           6,266        242,685         (354,048)       361,443        184,048         198,099
------------------------------------------------------------------------------------------------------------------------
  3,762,346      1,457,459         167,956        291,702          104,993      1,841,199        267,378         201,303
------------------------------------------------------------------------------------------------------------------------
  5,603,288      1,449,315         203,244        289,545          674,105      1,797,552        307,591         201,276


  1,449,315           --           289,545           --          1,797,552           --          201,276            --
------------------------------------------------------------------------------------------------------------------------
$ 7,052,603    $ 1,449,315      $  492,789    $   289,545      $ 2,471,657    $ 1,797,552     $  508,867     $   201,276
========================================================================================================================

                            Separate Account Four of
               The Manufacturers Life Insurance Company of America

                 Statements of Changes in Net Assets (continued)

                                               GLOBAL
                                               EQUITY                           GROWTH                          VALUE
                                             SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT
                                      --------------------------------------------------------------------------------------------
                                      YEAR ENDED     PERIOD ENDED**   YEAR ENDED     PERIOD ENDED**    YEAR ENDED   PERIOD ENDED**
                                      DEC. 31/98       DEC. 31/97     DEC. 31/98       DEC. 31/97      DEC. 31/98     DEC. 31/97
                                      --------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income          $   268,363     $    (2,697)    $    74,221     $    (1,748)    $   162,545     $    40,098
Net realized gain (loss)                  362,299           1,042         156,634             464          19,873           1,134
Net unrealized appreciation
    (depreciation) of investments
    during the year                      (147,744)        142,878         231,843          42,938        (296,205)         (5,269)
                                      -------------------------------------------------------------------------------------------
Net increase (decrease) in net
    assets derived from operations        482,918         141,223         462,698          41,654        (113,787)         35,963
                                      -------------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
    Transfer of net premiums              977,760       3,088,398         819,142       1,408,136       4,558,587         811,955
    Transfer on terminations             (197,507)        (47,709)       (118,387)        (22,975)       (402,675)        (29,096)
    Transfer on policy loans                 (604)           --            (6,515)           --           (25,308)         (4,630)
    Net interfund transfers            (3,258,055)        216,594        (199,981)        327,707         431,082         558,746
                                      -------------------------------------------------------------------------------------------
                                       (2,478,406)      3,257,283         494,259       1,712,868       4,561,686       1,336,975
                                      -------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets                               (1,995,488)      3,398,506         956,957       1,754,522       4,447,899       1,372,938

NET ASSETS

Beginning of year                       3,398,506            --         1,754,522            --         1,372,938            --
                                      -------------------------------------------------------------------------------------------
End of year                           $ 1,403,018     $ 3,398,506     $ 2,711,479     $ 1,754,522     $ 5,820,837     $ 1,372,938
                                      ===========================================================================================

  *Reflects the period from commencement of operations February 14, 1996 through December 31, 1996.

 **Reflects the period from commencement of operations May 1, 1997 through December 31, 1997.

***Reflects the period from commencement of operations May 1, 1998 through December 31, 1998.

See accompanying notes.

        INTERNATIONAL                                                                                    GLOBAL
            GROWTH                                                      STRATEGIC                       GOVERNMENT
          AND INCOME                    HIGH YIELD                        BOND                             BOND
         SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED   PERIOD ENDED**    YEAR ENDED    PERIOD ENDED**    YEAR ENDED    PERIOD ENDED**    YEAR ENDED    PERIOD ENDED**
  DEC. 31/98     DEC. 31/97      DEC. 31/98      DEC. 31/97      DEC. 31/98      DEC. 31/97      DEC. 31/98      DEC. 31/97
-----------------------------------------------------------------------------------------------------------------------------
$     1,236     $       (61)    $   136,226     $    30,182     $    35,419     $      (827)    $     5,196     $       (17)
     (1,036)           (260)        (16,657)          4,384         (19,920)            286          (3,550)              3


    (15,260)         (1,097)       (111,067)        (22,649)        (30,537)         10,671             190             186
---------------------------------------------------------------------------------------------------------------------------

    (15,060)         (1,418)          8,502          11,917         (15,038)         10,130           1,836             172
---------------------------------------------------------------------------------------------------------------------------



     37,028           1,816       1,047,209         563,344         372,334         174,730          10,166             185
     (9,110)           (376)       (111,277)        (17,818)        (56,296)         (7,767)         (3,976)           (187)
       (417)           --            (3,925)         (2,703)         (8,000)            (83)           (104)            (52)
    235,679          21,036         279,547         284,153         563,277         229,940          26,715           7,968
---------------------------------------------------------------------------------------------------------------------------
    263,180          22,476       1,211,554         826,976         871,315         396,820          32,801           7,914
---------------------------------------------------------------------------------------------------------------------------
    248,120          21,058       1,220,056         838,893         856,277         406,950          34,637           8,086


     21,058            --           838,893            --           406,950            --             8,086            --
---------------------------------------------------------------------------------------------------------------------------
$   269,178     $    21,058     $ 2,058,949     $   838,893     $ 1,263,227     $   406,950     $    42,723     $     8,086
===========================================================================================================================

                            Separate Account Four of
               The Manufacturers Life Insurance Company of America

                 Statements of Changes in Net Assets (continued)

                                                                             LIFESTYLE                       LIFESTYLE
                                             INVESTMENT                      AGGRESSIVE                        GROWTH
                                            QUALITY BOND                        1000                            820
                                             SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                      -------------------------------------------------------------------------------------------
                                         YEAR          PERIOD           YEAR           PERIOD           YEAR            PERIOD
                                         ENDED         ENDED**          ENDED          ENDED**          ENDED           ENDED**
                                      DEC. 31/98      DEC. 31/97      DEC. 31/98      DEC. 31/97      DEC. 31/98       DEC. 31/97
                                      -------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)          $    51,608     $      (391)    $    24,601     $       156     $   159,320     $    10,545
Net realized gain (loss)                      996              67            (924)          1,617        (110,403)          6,507
Net unrealized appreciation
    (depreciation) of investments
    during the year                        70,756           5,485          18,120           1,104         (31,817)          7,721
                                      -------------------------------------------------------------------------------------------
Net increase (decrease) in net
    assets derived from operations        123,360           5,161          41,797           2,877          17,100          24,773
                                      -------------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
    Transfer of net premiums            1,117,077         298,577          70,842          33,139         406,823         104,216
    Transfer on terminations             (123,130)         (8,387)        (63,229)         (7,521)       (237,067)        (42,295)
    Transfer on policy loans               (7,602)           --            (9,477)        (10,340)         (5,252)        (91,693)
    Net interfund transfers             1,404,610         174,462         210,882         452,552         475,327       2,319,332
                                      -------------------------------------------------------------------------------------------
                                        2,390,955         464,652         209,018         467,830         639,831       2,289,560
                                      -------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets                                2,514,315         469,813         250,815         470,707         656,931       2,314,333

NET ASSETS

Beginning of year                         469,813            --           470,707            --         2,314,333            --
                                      -------------------------------------------------------------------------------------------
End of year                           $ 2,984,128     $   469,813     $   721,522     $   470,707     $ 2,971,264     $ 2,314,333
                                      ===========================================================================================

  *Reflects the period from commencement of operations February 14, 1996 through December 31, 1996.

 **Reflects the period from commencement of operations May 1, 1997 through December 31, 1997.

***Reflects the period from commencement of operations May 1, 1998 through December 31, 1998.

See accompanying notes.

          LIFESTYLE               LIFESTYLE            SMALL        LIFESTYLE
          BALANCED                 MODERATE           COMPANY      CONSERVATIVE
             640                     460            VALUE TRUST        280
         SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT                        TOTAL
------------------------------------------------------------------------------------------------------------------------------
     YEAR       PERIOD       YEAR        PERIOD       PERIOD          YEAR             YEAR           YEAR           YEAR
     ENDED      ENDED**      ENDED       ENDED**     ENDED***         ENDED            ENDED          ENDED          ENDED
  DEC. 31/98  DEC. 31/97   DEC. 31/98   DEC. 31/97  DEC. 31/98      DEC. 31/98       DEC. 31/98     DEC. 31/97     DEC. 31/96
------------------------------------------------------------------------------------------------------------------------------
$    58,456   $    4,341   $    4,357   $     621   $    (168)      $     189       $ 19,944,824   $  2,099,257   $ 22,653,238
      5,620          440          572          (2)     (4,254)            812          6,901,178      3,694,407      4,053,020


    (13,823)      17,177          845         361       1,904           2,842            684,860     26,745,397     (9,742,768)

------------------------------------------------------------------------------------------------------------------------------
     50,253       21,958        5,774         980      (2,518)          3,843         27,530,862     32,539,061     16,963,490
------------------------------------------------------------------------------------------------------------------------------



    227,592       30,549       12,212         890      11,881          12,677         80,455,962     60,597,996     39,389,300
    (46,788)      (8,966)      (4,396)       (274)     (4,420)         (1,796)       (30,123,014)   (22,612,737)   (15,160,489)
    (13,308)        --        (83,848)       --           (41)           --           (1,725,325)    (1,911,415)    (1,436,456)
     53,428      806,676        6,509      95,836      74,240          65,356            (63,699)        23,790         35,877
------------------------------------------------------------------------------------------------------------------------------
    220,924      828,529      (69,523)     96,452      81,660          79,237         48,543,924     36,097,634     22,828,232
------------------------------------------------------------------------------------------------------------------------------
    271,177      850,217      (63,749)     97,432      79,142          80,080         76,074,786     68,636,695     39,791,722


    850,217         --         97,432        --          --              --          256,016,607    187,379,912    147,588,190
------------------------------------------------------------------------------------------------------------------------------
$ 1,121,394   $  850,217   $   33,683   $  97,432   $  79,142       $  80,080       $332,091,393   $256,016,607   $187,379,912
==============================================================================================================================

                            Separate Account Four of
               The Manufacturers Life Insurance Company of America

                          Notes to Financial Statements

                                December 31, 1998


1. ORGANIZATION

Separate Account Four of The Manufacturers Life Insurance Company of America (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended. The Separate Account is comprised of investment sub-accounts available for allocation of net premiums under variable universal life insurance policies (the "Policies") issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America"). The Separate Account was established by Manufacturers Life of America, a life insurance company organized in 1983 under Michigan law. Manufacturers Life of America is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a Canadian mutual life insurance company. Each investment sub-account invests solely in shares of a particular Manufacturers Investment Trust. Manufacturers Investment Trust is registered under the Investment Company Act of 1940 as open-end management investment company.

The Equity Index Fund, Equity, Value Equity, Growth and Income, U.S. Government Securities, Conservative Asset Allocation, Moderate Asset Allocation, and Aggressive Asset Allocation Trusts, were added to the Separate Account on February 14, 1996 as investment options for policy holders of Manufacturers Life of America.

The International Small Cap and Blue Chip Growth Trusts were added to the Separate Account on January 1, 1997 as investment options for variable universal life policy holders of Manufacturers Life of America. The Science & Technology, Pilgram Baxter Growth, Small/Mid Cap, Worldwide Growth, Global Equity, Growth, Value, International Growth and Income, High Yield, Strategic Bond, Global Government Bond, Investment Quality Bond, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640 and Lifestyle Moderate 460 Trusts were added to the Separate Account on May 1, 1997 as investment options for variable universal life policy holders of Manufacturers Life of America. The Lifestyle Conservative 280 and Small Company Value Trust were added to the Separate Account on May 1, 1998.

Manufacturers Life of America is the legal owner of the Separate Account. Manufacturers Life of America is required to maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all policies participating in the Separate Account. These assets may not be charged with liabilities which arise from any other business Manufacturers Life of America conducts. However, all obligations under the variable policies are general corporate obligations of Manufacturers Life of America.

Additional assets are held in Manufacturers Life of America's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of its financial statements:

a. Valuation of Investments - Investments are made among thirty-six Trusts of Manufacturers Investment Trust and are valued at the reported net asset values of these Trusts. Transactions are recorded on the trade date. Net investment income and net realized gains on investments in Manufacturers Investment Trust are reinvested.

b. Realized gains and losses on the sale of investments are computed on the first-in, first-out basis.

c.   Dividend income is recorded on the ex-dividend date.

d. Federal Income Taxes - Manufacturers Life of America, the Separate Account's sponsor, is taxed as a "life insurance company" under the Internal Revenue Code. Under these provisions of the Code, the operations of the Separate Account form part of the sponsor's total operations and are not taxed separately.

     The current year's operations of the Separate Account are not expected to affect the sponsor's tax liabilities and, accordingly, no charges were made against the Separate Account for federal, state and local taxes. However, in the future, should the sponsor incur significant tax liabilities related to the Separate Account's operations, it intends to make a charge or establish a provision within the Separate Account for such taxes.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. MORTALITY AND EXPENSE RISKS CHARGE

Manufacturers Life of America deducts from the assets of the Separate Account a daily charge equivalent to an annual rate of 0.65% of the average net value of the Separate Account's assets for mortality and expense risks.

4. PREMIUM DEDUCTIONS

Manufacturers Life of America deducts certain charges for state, local, and federal taxes from the gross premium before placing the remaining net premiums in the sub-accounts.

5. PURCHASES AND SALES OF MANUFACTURERS INVESTMENT TRUST SHARES

Purchases and sales of the shares of common stock of Manufacturers Investment Trust for the year ended December 31, 1998 were $138,546,366 and $70,107,964, respectively, and for the year ended December 31, 1997 were $82,099,182 and $43,206,372, respectively.

6. RELATED PARTY TRANSACTIONS

ManEquity, Inc., a registered broker-dealer and indirect wholly-owned subsidiary of Manulife Financial, acts as the principal underwriter of the Policies pursuant to a Distribution Agreement with Manufacturers Life of America. Registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. Registered representatives are compensated on a commission basis.

Manufacturers Life of America has a formal service agreement with its affiliates, Manulife Financial and The Manufacturers Life Insurance Company (U.S.A.), which can be terminated by either party upon two months notice. Under this Agreement, Manufacturers Life of America pays for legal, actuarial, investment and certain other administrative services.

                       CONSOLIDATED FINANCIAL STATEMENTS
                        THE MANUFACTURERS LIFE INSURANCE
                               COMPANY OF AMERICA

                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                       WITH REPORT OF INDEPENDENT AUDITORS

                                    CONTENTS



Report of Independent Auditors............................................. 92
Audited Consolidated Financial Statements  ................................
     Consolidated Balance Sheets........................................... 93
     Consolidated Statements of Income..................................... 94
     Consolidated Statements of Changes in Capital And Surplus............. 95
     Consolidated Statements of Cash Flows................................. 96
Notes to Consolidated Financial Statements................................. 97

                         REPORT OF INDEPENDENT AUDITORS


The Board of Directors
The Manufacturers Life Insurance Company of America


We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company of America as of December 31, 1998 and 1997, and the related consolidated statements of income, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company of America at December 31, 1998 and 1997, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.



Philadelphia, Pennsylvania
March 15, 1999                                            Ernst & Young LLP

THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
CONSOLIDATED BALANCE SHEETS

   As at December 31 ($  thousands)

ASSETS                                                                            1998             1997
                                                                              -----------      -----------
INVESTMENTS:
Securities available-for-sale, at fair value: (note 3)
   Fixed maturity (amortized cost: 1998 $45,248; 1997 $66,565) ..........     $    49,254      $    67,893
   Equity (cost: 1998 $ 19,219;  1997 $20,153) ..........................          20,524           19,460
Short-term investments ..................................................             459            2,130
Policy loans ............................................................          19,320           14,673
                                                                              -----------      -----------
TOTAL INVESTMENTS .......................................................     $    89,557      $   104,156
                                                                              -----------      -----------
Cash and cash equivalents ...............................................     $    23,789      $    19,882
Deferred acquisition costs (note 5) .....................................         163,506          130,355
Income taxes recoverable ................................................           2,665            5,679
Other assets ............................................................           9,062            9,495
Separate account assets .................................................       1,075,231          897,044
                                                                              -----------      -----------
TOTAL ASSETS ............................................................     $ 1,363,810      $ 1,166,611
                                                                              ===========      ===========

LIABILITIES, CAPITAL AND SURPLUS                                                  1998             1997
                                                                              -----------      -----------
LIABILITIES:
Policyholder liabilities and accruals ...................................     $    60,830      $    94,477
Notes payable (note 7) ..................................................            --             41,500
Due to affiliates .......................................................           5,133           13,943
Deferred income taxes (note 6) ..........................................             763            1,174
Other liabilities .......................................................          18,656           11,704
Separate account liabilities ............................................       1,075,231          897,044
                                                                              -----------      -----------
TOTAL LIABILITIES .......................................................     $ 1,160,613      $ 1,059,842
                                                                              -----------      -----------
CAPITAL AND SURPLUS:
Common shares (note 8) ..................................................     $     4,502      $     4,502
Preferred shares (note 8) ...............................................          10,500           10,500
Contributed surplus .....................................................         193,096           98,569
Retained earnings (deficit) .............................................          (2,664)          (1,910)
Accumulated other comprehensive income (loss) ...........................          (2,237)          (4,892)
                                                                              -----------      -----------
TOTAL CAPITAL AND SURPLUS ...............................................     $   203,197      $   106,769
                                                                              -----------      -----------
TOTAL LIABILITIES, CAPITAL AND SURPLUS ..................................     $ 1,363,810      $ 1,166,611
                                                                              ===========      ===========


The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                                    1998          1997          1996
                                                                               --------      --------      --------
REVENUE:
     Premiums ............................................................     $  9,290      $  8,607      $ 12,898
     Consideration paid on reinsurance terminated (note 10) ..............      (40,975)         --            --
     Fee income ..........................................................       54,547        38,682        40,434
     Net investment income (note 3) ......................................        6,128         8,275        19,651
     Realized investment gains (losses) ..................................         (206)          118          (119)
     Other ...............................................................        1,082           544           668
                                                                               --------      --------      --------
TOTAL REVENUE ............................................................     $ 29,866      $ 56,226      $ 73,532
                                                                               --------      --------      --------

BENEFITS AND EXPENSES:
     Policyholder benefits and claims ....................................     $ 16,541      $  6,733      $ 14,473
     Reduction of reserves on reinsurance terminated (note 10) ...........      (40,975)         --            --
     Operating costs and expenses ........................................       41,676        41,742        34,581
     Commissions .........................................................        2,561         2,838        10,431
     Amortization of deferred acquisition costs (note 5) .................        9,266         4,860        13,240
     Interest expense ....................................................        1,722         2,750        12,251
     Policyholder dividends ..............................................          221         1,416           872
                                                                               --------      --------      --------
TOTAL BENEFITS AND EXPENSES ..............................................       31,012        60,339        85,848
                                                                               --------      --------      --------
LOSS BEFORE INCOME TAXES .................................................       (1,146)       (4,113)      (12,316)
                                                                               --------      --------      --------
INCOME TAX BENEFIT (NOTE 6) ..............................................          392           477         3,909
                                                                               --------      --------      --------
NET LOSS .................................................................     $   (754)     $ (3,636)     $ (8,407)
                                                                               --------      --------      --------


The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS


                                                                                      ACCUMULATED
                                                                        RETAINED         OTHER           TOTAL
  FOR THE YEARS ENDED DECEMBER 31          CAPITAL     CONTRIBUTED      EARNINGS     COMPREHENSIVE    CAPITAL AND
  ($ thousands)                             STOCK        SURPLUS       (DEFICIT)     INCOME (LOSS)      SURPLUS
                                           -------     -----------     ----------    -------------    -----------
Balance at January 1, 1996 .........       $15,002       $ 83,569       $ 10,133        $ 1,816        $ 110,520
Issuance of shares .................          --           15,000           --             --             15,000
Comprehensive income (loss) (note 2)          --             --           (8,407)          (483)          (8,890)
                                           -------       --------       --------        -------        ---------
BALANCE, DECEMBER 31, 1996 .........       $15,002       $ 98,569       $  1,726        $ 1,333        $ 116,630
Comprehensive income (loss) (note 2)          --             --           (3,636)        (6,225)          (9,861)
                                           -------       --------       --------        -------        ---------
BALANCE, DECEMBER 31, 1997 .........       $15,002       $ 98,569       $ (1,910)       $(4,892)       $ 106,769
Capital contribution (note 8) ......          --           94,527           --             --             94,527
Comprehensive income (loss) (note 2)          --             --             (754)         2,655            1,901
                                           -------       --------       --------        -------        ---------
BALANCE, DECEMBER 31, 1998 .........       $15,002       $193,096       $ (2,664)       $(2,237)       $ 203,197
                                           =======       ========       ========        =======        =========


The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                                     1998           1997          1996
                                                                                --------      ---------      ---------
OPERATING ACTIVITIES:
Net Loss ..................................................................     $   (754)     $  (3,636)     $  (8,407)
Adjustments to reconcile net loss to net cash used in operating activities:
     Additions (deductions)  to policy liabilities and accruals ...........      (36,217)        (2,147)         3,287
     Deferred acquisition costs ...........................................      (43,065)       (33,544)       (36,024)
     Amortization of deferred acquisition costs ...........................        9,266          4,860         13,240
     Realized (gains) losses on investments ...............................          206           (118)           119
     Decreases (increases) to deferred  income taxes ......................       (1,796)         2,730            777
     Other ................................................................        3,067          7,144          6,540
                                                                                --------      ---------      ---------
Net cash used in operating activities .....................................     $(69,293)     $ (24,711)     $ (20,468)
                                                                                --------      ---------      ---------
INVESTING ACTIVITIES:
Fixed maturity securities sold ............................................     $ 27,852      $  73,772      $ 120,234
Fixed maturity securities purchased .......................................       (6,429)       (89,763)      (108,401)
Equity securities sold ....................................................        8,555         10,586         25,505
Equity securities purchased ...............................................       (8,082)       (11,289)       (22,203)
Mortgage loans repaid .....................................................         --              514          6,669
Net change in short-term investments ......................................        1,671          4,558         (2,992)
Net policy loans advanced .................................................       (4,647)        (4,851)        (2,867)
Guaranteed annuity contracts ..............................................         --          171,691        (16,356)
                                                                                --------      ---------      ---------
Cash provided by investing activities .....................................     $ 18,920      $ 155,218      $   2,581
                                                                                --------      ---------      ---------
FINANCING ACTIVITIES:
Receipts from variable life and annuity policies
     credited to policyholder account balances ............................     $  7,981      $   7,582      $   5,493
Withdrawals of policyholder account balances on
     variable life and annuity policies ...................................       (5,410)        (3,252)        (2,994)
Bonds payable repaid ......................................................         --         (158,760)          --
Issuance of shares ........................................................         --             --           15,000
Issuance of promissory note ...............................................         --           33,000           --
Capital Contribution ......................................................       51,709           --             --
                                                                                --------      ---------      ---------
Cash provided by (used in) financing activities ...........................     $ 54,280      $(121,430)     $  17,499
                                                                                --------      ---------      --------
CASH AND CASH EQUIVALENTS:
Increase (decrease) during the year .......................................        3,907          9,077         (3,380)
Balance, beginning of year ................................................       19,882         10,805         14,185
                                                                                --------      ---------      ---------
BALANCE, END OF YEAR ......................................................     $ 23,789      $  19,882      $  10,805
                                                                                --------      ---------      ---------


       The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1998
                            (IN THOUSANDS OF DOLLARS)


1.       ORGANIZATION

         The Manufacturers Life Insurance Company of America (the "Company") is a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA"), which is in turn an indirectly wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a Canadian-based mutual life insurance company. The Company markets variable annuity and variable life products in the United States and traditional insurance products in Taiwan. On December 31, 1996, ManUSA transferred to the Company all of the common and preferred shares of Manulife Holding Corporation("Holdco"), an investment holding company. The Company then transferred all the common and preferred shares of Manufacturers Adviser Corporation ("MAC") to Holdco for two shares of $1 common stock of Holdco. Holdco has primarily three wholly-owned subsidiaries, ManEquity Inc., a registered broker/dealer, MAC, an investment fund management company, and Manulife Capital Corporation ("MCC"), an investment holding company.

         In October 1997, the Manufacturers Life Mortgage Securities Corporation ("MLMSC"), a subsidiary of Holdco, was absorbed into Holdco subsequent to the maturity and repayment of the mortgage-backed US dollar bonds. All assets and liabilities of MLMSC were transferred to Holdco at their respective book values.

         These transfers have been accounted for using the pooling-of-interests method of accounting. Under this method, the assets, liabilities, capital and surplus, revenues and expenses of each separate entity are combined retroactively at their historical carrying values to form the financial statements of the Company for all periods presented to give effect to the reorganization as if the structure in place at December 31, 1996 had been in place as of the earliest period presented in these consolidated financial statements. The accounts of all subsidiary companies are therefore combined and all significant intercompany balances and transactions are eliminated on combination. In addition, the capital and surplus of the Company has been restated retroactively to reflect the capital structure in place at December 31, 1996.

         The revenues and net income reported by the separate entities and the combined amounts presented in the accompanying consolidated financial statements are as follows:

         FOR THE YEAR ENDED DECEMBER 31
         ($ thousands)                                             1996
                                                                 --------
         Revenue:
           ManAmerica ..................................         $ 54,404
           Holdco ......................................           15,543
           MAC .........................................            3,585
                                                                 --------
         TOTAL REVENUE .................................         $ 73,532
                                                                 --------
         Net Income (loss):
           ManAmerica ..................................         $ (8,676)
           Holdco ......................................             (670)
           MAC .........................................              939
                                                                 --------
         TOTAL NET LOSS ................................         $ (8,407)
                                                                 --------

   2.   SIGNIFICANT ACCOUNTING POLICIES

      A) BASIS OF PRESENTATION

         The accompanying consolidated financial statements of the Company have been prepared in conformity with generally accepted accounting principles ("GAAP").

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

           Certain reclassifications have been made to 1997 and 1996 financial information to conform to the 1998 presentation.

      B) RECENT ACCOUNTING STANDARDS
      i) During 1998, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 130, "Reporting Comprehensive Income". SFAS No. 130 establishes standards for reporting and displaying comprehensive income and its components in a full set of general-purpose annual financial statements. Comprehensive income includes all changes in shareholder's equity during a period except those resulting from investments by and distributions to shareholders. The adoption of SFAS No. 130 resulted in revised and additional disclosures but had no effect on the financial position, results of operations, or liquidity of the Company.

       Total comprehensive income was as follows:

           FOR THE YEARS ENDED DECEMBER 31
            ($ thousands)                                                      1998          1997         1996
                                                                             -------       -------       -------
         NET INCOME (LOSS) ............................................      $  (754)      $(3,636)      $(8,407)
                                                                             -------       -------       -------
         OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:
           Unrealized holding gains (losses) arising during the period         2,435        (1,030)         (560)
           Foreign currency translation ...............................           86        (5,272)         --
            Reclassification  adjustment  for realized  gains (losses)
         included in net income .......................................         (134)           77           (77)
                                                                             -------       -------       -------
         Other comprehensive income (loss) ............................        2,655        (6,225)         (483)
                                                                             -------       -------       -------
         COMPREHENSIVE INCOME (LOSS) ..................................      $ 1,901       $(9,861)      $(8,890)
                                                                             -------       -------       -------

         Other comprehensive income (loss) is reported net of tax expense (benefit) of $1,430, $(513), and $260 for 1998, 1997, and 1996,
         respectively.

    Accumulated other comprehensive income is comprised of the following:

          AS AT DECEMBER 31
           ($ thousands)                                                                 1998          1997
                                                                                       -------       -------
         UNREALIZED GAINS (LOSSES):
              Beginning balance .................................................      $   380       $ 1,333
              Current period change .............................................        2,569          (953)
                                                                                       -------       -------
              Ending balance ....................................................      $ 2,949       $   380
                                                                                       -------       -------
         FOREIGN CURRENCY:
              Beginning balance .................................................      $(5,272)      $  --
              Current period change .............................................           86        (5,272)
                                                                                       -------       -------
              Ending balance ....................................................      $(5,186)      $(5,272)
                                                                                       -------       -------
         ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) ..........................      $(2,237)      $(4,892)
                                                                                       -------       -------

      ii) During 1998, the Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". SFAS No. 131 establishes standards for the disclosure of information about the Company's operating segments, including disclosures about products and services, geographic areas, and major customers. The adoption of SFAS No. 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The Company reports two business segments:
          Traditional Life Insurance sold in Taiwan and Variable Life and Annuities sold in the U.S. Refer to Note 12 for additional segment information.

     C)  INVESTMENTS

         The Company classifies all of its fixed maturity and equity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific identification method. Changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred taxes and deferred acquisition costs. Discounts and premiums on investments are amortized using the effective interest method.

         Policy loans are reported at aggregate unpaid balances which approximate fair value.


         Short-term investments include investments with maturities of less than one year at the date of acquisition.

     D)  CASH EQUIVALENTS

         The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

     E)  DEFERRED ACQUISITION COSTS (DAC)

         Commissions and other expenses which vary with and are primarily related to the production of new business are deferred to the extent recoverable and included as an asset. DAC associated with variable annuity and variable life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. DAC associated with traditional life insurance policies is charged to expense over the premium paying period of the related policies. DAC is adjusted for the impact on estimated future gross profits assuming the unrealized gains or losses on securities had been realized at year-end. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, it is immediately expensed.

     F)  POLICYHOLDER LIABILITIES

         For variable annuity and variable life contracts, reserves equal the policyholder account value. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges and administrative expenses charged to the policyholders. Policy charges which compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

         Policyholder liabilities for traditional life insurance policies sold in Taiwan are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expense and interest rate yields that were established in the year of issue.

     G)  SEPARATE ACCOUNTS

         Separate account assets and liabilities represent funds that are separately administered, principally for variable annuity and variable life contracts, and for which the contract holder, rather than the Company, bears the investment risk Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements.

     H)  REVENUE RECOGNITION

         Fee income from variable annuity and variable life insurance policies consists of policy charges for the cost of insurance, expenses and surrender charges that have been assessed against the policy account balances. Policy charges that are designed to compensate the company for future services are deferred and recognized in income over the period benefited, using the same assumptions used to amortize DAC. Premiums on long-duration life insurance contracts are recognized as revenue when due. Investment income is recorded when due.

     I)  EXPENSES

         Expenses for variable annuity and variable life insurance policies include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances.

     J)  REINSURANCE

         The Company is routinely involved in reinsurance transactions in order to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees and claims are reported net of reinsured amounts. Amounts paid with respect to ceded reinsurance contracts are reported as reinsurance receivables in other assets.

     K)  FOREIGN EXCHANGE

         The Company's Taiwanese branch balance sheet and statement of income are translated at the current exchange and average exchange rates for the year respectively. The resultant translation adjustments are included in accumulated other comprehensive income.

     L)  INCOME TAX

         Income taxes have been provided for in accordance with SFAS No. 109

         "Accounting for Income Taxes." The Company joins ManUSA, Manulife Reinsurance Corporation ("MRC") and Manulife Reinsurance Limited ("MRL") in filing a U.S. consolidated income tax return as a life insurance group under provisions of the Internal Revenue Code. In accordance with an income tax sharing agreement, the Company's income tax provision (or benefit) is computed as if the Company filed a separate income tax return. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable to the Company, provided the consolidated group utilizes such benefits currently. Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. Income taxes recoverable represents amounts due from ManUSA in connection with the consolidated return.


3.       INVESTMENTS AND INVESTMENT INCOME

     A)  FIXED MATURITY AND EQUITY SECURITIES

         At December 31, 1998, all fixed maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value is summarized as follows:

                                                                 GROSS               GROSS
                                          AMORTIZED COST    UNREALIZED GAINS   UNREALIZED LOSSES       FAIR VALUE
           AS AT DECEMBER 31,           -----------------   ----------------  ------------------    -----------------
          ($ thousands)                   1998      1997     1998     1997      1998      1997       1998      1997
                                        -------   -------   ------   ------   -------    -------    -------   -------
         FIXED MATURITY SECURITIES:
         U.S. government ............   $27,349   $51,694   $2,578   $  937   $  --      $  (135)   $29,927   $52,496
         Foreign governments ........     9,353     6,922      709      203      --          (14)    10,062     7,111
         Corporate ..................     8,546     7,949      719      415      --          (78)     9,265     8,286
                                        -------   -------   ------   ------   -------    -------    -------   -------
         Total fixed maturity
         securities..................   $45,248   $66,565   $4,006   $1,555   $  --      $  (227)   $49,254   $67,893

         Equity securities ..........   $19,219   $20,153   $3,217   $1,496   $(1,912)   $(2,189)   $20,524   $19,460
                                        -------   -------   ------   ------   -------    -------    -------   -------

         Proceeds from sales of fixed maturity securities during 1998 were $27,852 (1997 $73,772; 1996 $120,234). Gross gains of $362 and gross losses of $107 were realized on those sales (1997 $955 and $837; 1996 $1,858 and $1,837 respectively).

         Proceeds from sale of equity securities during 1998 were $8,555 (1997 $10,586; 1996 $25,505). Gross gains of $16 and gross losses of $477 were realized on those sales (1997 $NIL and $NIL; 1996 $NIL and $140 respectively).

         The contractual maturities of fixed maturity securities at December 31, 1998 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

           ($ thousands)                                                     AMORTIZED COST    FAIR VALUE
                                                                             --------------    ----------
         Fixed maturity securities
              One year or less .........................................         $ 1,174         $ 1,179
              Greater than 1; up to 5 years ............................           7,792           8,081
              Greater than 5; up to 10 years...........................           28,289          30,632
              Due after 10 years .......................................           7,993           9,362
                                                                                 -------         -------
         TOTAL FIXED MATURITY SECURITIES ...............................         $45,248         $49,254
                                                                                 =======         =======

     B)  INVESTMENT INCOME

         Income by type of investment was as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                                               1998        1997       1996
                                                                                    ------      ------     -------
         Fixed maturity securities .....................................            $4,675      $4,545     $ 4,447
         Equity securities .............................................               227         331         671
         Guaranteed annuity contracts ..................................              --         2,796      13,196
         Other investments .............................................             1,485         772       1,697
                                                                                    ------      ------     -------
         Gross investment income .......................................             6,387       8,444      20,011
                                                                                    ------      ------     -------
         Investment expenses ...........................................               259         169         360
                                                                                    ------      ------     -------
         NET INVESTMENT INCOME .........................................            $6,128      $8,275     $19,651
                                                                                    ======      ======     =======

4.       GUARANTEED ANNUITY CONTRACTS AND BONDS PAYABLE

         The Company's wholly-owned subsidiary, Manufacturers Life Mortgage Securities Corporation, has historically invested amounts received as repayments of mortgage loans in annuities issued by ManUSA. These annuities were collateral for the 8 1/4 % mortgage-backed bonds payable. On March 1, 1997 the annuities matured and the proceeds were used to repay the bonds payable.

         In October 1997, MLMSC was absorbed into Manulife Holding Corporation.

5.      DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:

         FOR THE YEARS ENDED DECEMBER 31
           ($ thousands)                                                           1998               1997               1996
                                                                                 ---------          ---------          ---------
         Balance at January 1, .........................................         $ 130,355          $ 102,610          $  78,829
         Capitalization ................................................            43,065             33,544             36,024
         Accretion of interest .........................................            11,417              9,357              6,344
         Amortization ..................................................           (20,683)           (14,217)           (19,583)
         Effect of net unrealized gains (losses)
              on securities available for sale .........................              (784)             1,268                996
         Currency ......................................................               136             (2,207)                --
                                                                                 ---------          ---------          ---------
         BALANCE AT DECEMBER 31 ........................................         $ 163,506          $ 130,355          $ 102,610
                                                                                 =========          =========          =========

6.    INCOME TAXES

      Components of income tax expense (benefit) were as follows:

         FOR THE YEARS ENDED DECEMBER 31
           ($ thousands)                                                            1998          1997         1996
                                                                                   -------       -------      -------
         Current expense (benefit) .....................................           $ 1,404       $(3,207)     $(4,686)
         Deferred expense (benefit) ....................................            (1,796)        2,730          777
                                                                                   -------       -------      -------
         TOTAL EXPENSE (BENEFIT) .......................................           $  (392)      $  (477)     $(3,909)
                                                                                   =======       =======      =======

         The Company's deferred income tax liability, which results from tax effecting the differences between financial statement values and tax values of assets and liabilities at each balance sheet date, relates to the following:


         AS AT DECEMBER 31
         ($ thousands)                                                                      1998              1997
                                                                                          --------          --------
         DEFERRED TAX ASSETS:
              Differences in computing policy reserves ..........................         $ 38,888          $ 34,291
              Policyholder dividends payable ....................................               --               240
              Investments .......................................................              708               793
              Other deferred tax assets .........................................              333                --
                                                                                          --------          --------
         Deferred tax assets ....................................................         $ 39,929          $ 35,324
                                                                                          --------          --------
         DEFERRED TAX LIABILITIES:
              Deferred acquisition costs ........................................         $ 38,778          $ 30,682
              Investments .......................................................            1,859               166
              Policyholder dividends payable ....................................               55                --
              Other deferred tax liabilities ....................................               --             5,650
                                                                                          --------          --------
         Deferred tax liabilities ...............................................         $ 40,692          $ 36,498
                                                                                          --------          --------
         NET DEFERRED TAX LIABILITIES ...........................................         $   (763)         $ (1,174)
                                                                                          ========          ========


         At December 31, 1998, the consolidated group has utilized all available operating loss carryforwards and net capital loss carryforwards. The losses of the Company, MRC and ManUSA may be used to offset the ordinary and capital gain income of MRL. However, losses of MRL may not be used to offset the income of the other members of the consolidated group.

7.       NOTES PAYABLE

         a) On June 15, 1998, the outstanding promissory note in the amount of $33,000 plus interest at 6.95% issued on December 5, 1997 payable to ManUSA was discharged and the amount due of $34,318 ($33,000 plus interest of $1,318) was recorded as a capital contribution.

         b) On December 31, 1998, the surplus debenture in the amount of $8,500 plus interest at 6.7% issued on December 31, 1995 to ManUSA was discharged and the amount due of $8,500 was recorded as a capital contribution.

8.       CAPITAL AND SURPLUS

         The Company has two classes of capital stock, as follows:

         AS AT DECEMBER 31:
         ($ thousands, except per share amounts)                     1998            1997
                                                                    -------         -------
         AUTHORIZED:
             5,000,000 Common shares, Par value $1
             5,000,000 Preferred shares, Par value $100
         ISSUED AND OUTSTANDING:
             4,501,861 Common shares ......................         $ 4,502         $ 4,502
             105,000 Preferred shares .....................          10,500          10,500
                                                                    -------         -------
         TOTAL ............................................         $15,002         $15,002
                                                                    =======         =======

         During 1996, the Company issued two common shares to its Parent Company in return for a capital contribution of $15,000.

         In 1998, the outstanding promissory note payable referred to in note 7(a) above, totaling $34,318, was discharged and recorded as a capital contribution.

         On December 31, 1998, the Company issued one common share to ManUSA in exchange for a capital contribution of $60,209. Included in this capital contribution was the discharge of the surplus debenture in the amount of $8,500 referred to in note 7(b) above.

         The Company is subject to statutory limitations on the payment of dividends to its Parent. Under Michigan Insurance Law, the payment of dividends to shareholders is restricted to the surplus earnings of the Company, unless prior approval is obtained from the Michigan Insurance Bureau.

         The aggregate statutory capital and surplus of the Company at December 31, 1998 was $121,799 (1997 $56,598). The aggregate statutory net loss of the Company for the year ended 1998 was $23,491 (1997 $2,550; 1996 $5,961). State regulatory authorities prescribe statutory accounting practices that differ in certain respects from generally accepted accounting principles followed by stock life insurance companies. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, non-admitted asset balances and reserve calculation assumptions.

9.       FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and the estimated fair values of certain of the Company's financial instruments at December 31, 1998 were as follows:

                                                                                ESTIMATED
         ($ thousands)                                        CARRYING VALUE   FAIR VALUE
                                                              --------------   ----------
         ASSETS:
             Fixed maturity and equity securities ......         $69,778         $69,778
             Short-term investments ....................             459             459
             Policy loans ..............................          19,320          19,320
             Cash and cash equivalents .................          23,789          23,789
                                                                 -------         -------

         The following methods and assumptions were used to estimate the fair values of the above financial instruments:

         FIXED MATURITY AND EQUITY SECURITIES: Fair values of fixed maturity and equity securities were based on quoted market prices, where available. Fair values were estimated using values obtained from independent pricing services.

         SHORT-TERM INVESTMENTS AND CASH AND CASH EQUIVALENTS: Carrying values approximate fair values.

         POLICY LOANS:   Carrying values approximate fair values.


10.      RELATED  PARTY TRANSACTIONS

         The Company has formal service agreements with Manulife Financial and ManUSA which can be terminated by any party upon two months' notice. Under the agreements, the Company will pay direct operating expenses incurred each year by Manulife Financial and ManUSA on its behalf. Services provided under the agreement include legal, actuarial, investment, data processing and certain other administrative services. Costs incurred under these agreements were $34,070,$32,733 and $29,384 in 1998, 1997 and 1996 respectively. In addition, there were $12,817, $11,249 and $6,934 of agents bonuses allocated to the Company during 1998, 1997 and 1996, respectively, which are included in deferred acquisition costs.

         The Company has several reinsurance agreements with affiliated companies which may be terminated upon the specified notice by either party. These agreements are summarized as follows:

         (a) On December 31, 1998, the coinsurance treaties under which the Company had assumed two blocks of insurance from ManUSA were terminated. The Company's risk under these treaties was limited to $100,000 of initial face amount per claim plus a pro-rata share of any increase in face amount. Upon the termination of the treaties, the Company paid consideration in the amount of approximately $41.0 million to ManUSA and policyholder reserves totaling $41.0 million were recaptured by ManUSA. No gain or loss resulted from the termination of these treaties.

         (b) The Company cedes the risk in excess of $25,000 per life to MRC under the terms of an automatic reinsurance agreement.

         (c) The Company cedes a substantial portion of its risk on its Flexible Premium Variable Life policies to MRC under the terms of a stop loss reinsurance agreement.

         Selected amounts relating to the above treaties reflected in the financial statements are as follows:


         For the years ended December 31
         ($ thousands)                                                          1998           1997            1996
         ----------------------------------------------------------------  -------------  ---------------  ------------
         Life and annuity premiums assumed                                    $    48        $    509        $    724
         Life and annuity premiums ceded                                           76              69              99
         Policy reserves assumed                                                    -          40,975          44,497
         Policy reserves ceded                                                    145             130             304
         ----------------------------------------------------------------  -------------  ---------------  ------------


         Reinsurance recoveries on ceded reinsurance contracts to affiliates were $NIL, $3,972 and $NIL during 1998, 1997 and 1996 respectively.

          The Company and Manulife Financial have entered into an agreement whereby Manulife Financial provides a claims paying guarantee to the Company's U.S. policyholders. This claims paying guarantee does not apply to the Company's separate account contract holders.

11.      REINSURANCE

         In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

         The effects of reinsurance on premiums were as follows:

         For the years ended December 31
         ($ thousands)                                                      1998           1997            1996
         ------------------------------------------------------------  --------------  -------------  -------------
         Direct premiums                                                   $9,723         $8,607         $12,949
         Reinsurance ceded                                                    405            440             676
         ------------------------------------------------------------  --------------  -------------  -------------
         TOTAL PREMIUMS                                                    $9,318         $8,167         $12,273
         ------------------------------------------------------------  --------------  -------------  -------------

         Reinsurance recoveries on ceded reinsurance contracts with unrelated insurance companies were $1,362, $909 and $357 during 1998, 1997 and 1996 respectively.

12.      SEGMENT DISCLOSURES

         The Company reports two business segments: Traditional Life Insurance sold in Taiwan and Variable Life and Annuities sold in the U.S. The Company's reportable segments have been determined based on geography, differences in product features, and distribution; the segments are also consistent with the Company's management structure. Segmented information for the Company is as follows:

         As at December 31,
         ($ thousands)                                                          Taiwan           U.S.            Total
         -----------------------------------------------------------------  --------------  --------------  --------------
         1998
         Premiums and fee income                                               $  9,243        $ 54,594         $ 63,837
         Interest expense                                                             -           1,722            1,722
         Income taxes (benefit)                                                  (1,219)            827             (392)
         Net income (loss)                                                       (2,265)          1,511             (754)
         Total assets excluding separate account assets                        $ 30,268        $258,311         $288,579
         -----------------------------------------------------------------  --------------  --------------  --------------
         1997
         Premiums and fee income                                               $  8,099        $ 39,190         $ 47,289
         Interest expense                                                             -           2,750            2,750
         Income taxes (benefit)                                                  (1,526)          1,049             (477)
         Net income (loss)                                                       (2,835)           (801)          (3,636)
         Total assets excluding separate account assets                        $ 25,401        $244,166         $269,567
         -----------------------------------------------------------------  --------------  --------------  --------------
         1996
         Premiums and fee income                                               $ 12,200        $ 41,132         $ 53,332
         Interest expense                                                             -          12,251           12,251
         Income taxes (benefit)                                                  (6,125)          2,216           (3,909)
         Net income (loss)                                                      (17,500)          9,093           (8,407)
         Total assets excluding separate account assets                        $ 15,268        $379,241         $394,509
         -----------------------------------------------------------------  --------------  --------------  --------------

         The accounting policies for each segment above are the same as those described in the summary of significant accounting policies. The Company has no intersegment revenues and no significant major customers.

13.      CONTINGENCIES

         The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.


14.      UNCERTAINTY DUE TO THE YEAR 2000 RISK (UNAUDITED)

         The Year 2000 risk is the result of computer programs being written using two digits, rather than four, to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. The effects of the Year 2000 risk may be experienced before, on, or after January 1, 2000 and, if not addressed, could result in systems failures or miscalculations causing disruptions of normal business operations. It is not possible to be certain that the Company's Year 2000 program will fully resolve all aspects of the Year 2000 risk, including those related to third parties.

                           PART II. OTHER INFORMATION

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of America hereby represents that the fees and charges deducted under the contract issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

CONTENTS OF REGISTRATION STATEMENT

This registration statement comprises the following papers and documents:


         The facing sheet;

         The Prospectus, consisting of 110 pages;

         Representation of Insurer pursuant to Section 26 of the Investment
           Company Act of 1940;
         The Signatures;
         Written consents of the following persons:
                  Ernst & Young LLP
                  Vic Bertolozzi (Actuary)



The following exhibits are filed, or are incorporated by reference to the designated filings, as part of this registration statement:

1. Copies of all exhibits required by paragraph A of the instructions as to exhibits in Form N-8B-2 are set forth below under designations based on such instructions:

A(1) Resolutions of Board of Directors of The Manufacturers Life Insurance Company of America establishing Separate Account Four. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

A(3)(a)(i)        Distribution Agreement between The Manufacturers Life
                  Insurance Company of America and ManEquity, Inc. dated August
                  11, 1987. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

A(3)(a)(ii)       Amendment to Distribution Agreement between The Manufacturers
                  Life Insurance Company of America and ManEquity, Inc. dated
                  July 2, 1991. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

A(3)(a)(iii)      Supplemental Agreement to Distribution Agreement between The
                  Manufacturers Life Insurance Company of America and ManEquity,
                  Inc. dated October 1, 1992. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

A(3)(b)(i)        Specimen agreement between ManEquity, Inc. and registered
                  representatives. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August
                  28, 1998.

A(3)(b)(ii)       Specimen agreement between The Manufacturers Life Insurance
                  Company of America and registered representatives. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

A(3)(b)(iii)      Specimen agreement between ManEquity, Inc. and dealers.
                  Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

A(3)(b)(iv)       Specimen agreement between The Manufacturers Life Insurance
                  Company of America and dealers. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

A(3)(c) Schedule of Sales Commissions. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

A(5)(a) Form of Flexible Premium Variable Universal Life Insurance Policy FTIO Rider form 121 and Unisex endorsement form. Previously filed as Exhibit A(5)(a) to the initial registration statement on Form S-6, file number 333-51293, filed April 29, 1998.

A(6)(a)           Restated Articles of Redomestication of the Company.
                  Incorporated by reference to Exhibit A(6)(a) to post-effective amendment no. 20 to the registration statement on Form S-6, file number 33-13774, filed April 26, 1996.

A(6)(b) By-Laws of the Company. Incorporated by reference to Exhibit A(6)(b) to post-effective amendment no. 20 to the registration statement on Form S-6, file number 33-13774, filed April 26, 1996.

A(8)(a)(i)        Service Agreement between The Manufacturers Life Insurance
                  Company and The Manufacturers Life Insurance Company of
                  America dated June 1, 1988. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

A(8)(a)(ii)       Amendment to Service Agreement between The Manufacturers Life
                  Insurance Company and The Manufacturers Life Insurance Company of America dated December 31, 1992. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

A(8)(a)(iii)      Amendment to Service Agreement between The Manufacturers Life
                  Insurance Company and The Manufacturers Life Insurance Company of America dated May 31, 1993. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

A(8)(a)(iv)       Amendment to Service Agreement between The Manufacturers Life
                  Insurance Company and The Manufacturers Life Insurance Company of America dated June 30, 1993. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

A(8)(a)(v)        Amendment to Service Agreement between The Manufacturers Life
                  Insurance Company and The Manufacturers Life Insurance Company of America dated December 31, 1996. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

A(8)(a)(vi)       Amendment to Service Agreement between The Manufacturers Life
                  Insurance Company and The Manufacturers Life Insurance Company of America dated May 31, 1998. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

A(8)(b) Stoploss Reinsurance Agreement between The Manufacturers Life Insurance Company of America and The Manufacturers Life Insurance Company dated January 1, 1988. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

A(8)(c)(i)        Service Agreement between The Manufacturers Life Insurance
                  Company and ManEquity, Inc. dated January 2, 1991. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

A(8)(c)(ii)       Amendment to Service Agreement between The Manufacturers Life
                  Insurance Company and ManEquity, Inc. dated March 1, 1994.
                  Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

A(8)(d) Service Agreement with McCamish Systems, L.L.C. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

A(10) Form of Application for Flexible Premium Variable Life Insurance Policy. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.


2 Opinion and consent of James D. Gallagher, Esq., Secretary and General Counsel of the Manufacturers Life Insurance Company of America. Previously filed as Exhibit 2A to pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

3 No financial statements are omitted from the prospectus pursuant to instruction 1(b) or (c) of Part I.

4         Not Applicable

6 Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the Policies. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

7 Power of Attorney. Incorporated by reference to Exhibit 12 to post-effective amendment no. 10 to the registration statement on Form S-6, file number 33-52310, filed February 28, 1997.

99.1A Consent of Vic Bertolozzi, Actuary. Previously filed as Exhibit 2B to pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.


99.1B     Consent of Ernst & Young, LLP

                         REPORT OF INDEPENDENT AUDITORS
                        ON FINANCIAL STATEMENT SCHEDULES


The Board Of Directors
The Manufacturers Life Insurance Company Of America




We have audited the financial statements of The Manufacturers Life Insurance Company of America as of December 31, 1998 and 1997 and 1996 and for each of the three years in the period ended December 31, 1998 and have issued our report thereon dated March 15, 1999 (included elsewhere in this Registration Statement on Form S-6). Our audits also included the financial statement schedules listed in this Registration Statement on Form S-6. These schedules are the responsibility of the Company's management. Our responsibility is to express an opinion based on our audits.


In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

Philadelphia, Pennsylvania                                   Ernst & Young LLP
March 15, 1999

                        THE MANUFACTURERS LIFE INSURANCE
                               COMPANY OF AMERICA
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                        THE MANUFACTURERS LIFE INSURANCE
                               COMPANY OF AMERICA

                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 1998
                                  ($THOUSANDS)



                                                  Amount
                                     Market       Shown in the
Type of Investment                     Cost       Value          Balance Sheet
------------------------------------------------------------------------------
Fixed maturities:
    United States Government       $ 27,349       $ 29,927       $ 29,927
    Foreign Governments               9,353         10,062         10,062
    Corporate                         8,546          9,265          9,265

------------------------------------------------------------------------------
TOTAL FIXED MATURITIES             $ 45,248       $ 49,254       $ 49,254
------------------------------------------------------------------------------

Equity Securities:
    Common stocks - other            19,219         20,524         20,524
Policy loans                         19,320         19,320         19,320
Short Term Investments                  459            459            459
Cash on Hand and on Deposit          23,789         23,789         23,789

==============================================================================
TOTAL INVESTMENTS                  $108,035       $113,346       $113,346
==============================================================================

              +THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
               SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
                                  ($ THOUSANDS)



                                               Future
                                               Policy                        Other
                                               Benefits                      Policy
                                Deferred       Losses,                       Claims         Premium
                                Acquisition    Claims and     Unearned       and            Revenue
Segment                         Costs          Loss Expenses  Premiums       Benefits       Payable
----------------------------------------------------------------------------------------------------
1998:
    Life Insurance and          $163,506       $ 57,353       $  1,994       $  1,483       $  9,290
annuities
    Other (incl. non-life             --             --             --             --             --
subsidiaries)
====================================================================================================
Total                           $163,506       $ 57,353       $  1,994       $  1,483       $  9,290
====================================================================================================

1997:
    Life Insurance and          $130,355       $ 91,994       $    674       $  1,809       $  8,607
annuities
    Other (incl. non-life             --             --             --             --             --
subsidiaries)
====================================================================================================
Total                           $130,355       $ 91,994       $    674       $  1,809       $  8,607
====================================================================================================

1996:
    Life Insurance and          $102,610       $ 91,915       $    635       $    379       $ 12,898
annuities
    Other (incl. non-life             --             --             --             --             --
subsidiaries)
====================================================================================================
Total                           $102,610       $ 91,915       $    635       $    379       $ 12,898
====================================================================================================


                                              Benefits,
                                              Claims
                                Net           Losses and    Other
                                Investment    Settlement    Operating
Segment                         Income        Expenses      Expenses
-------------------------------------------------------------------
1998:
    Life Insurance and          $ 5,442       $16,541       $49,257
annuities
    Other (incl. non-life           686            --         4,246
subsidiaries)
===================================================================
Total                           $ 6,128       $16,541       $53,503
===================================================================

1997:
    Life Insurance and          $ 5,103       $ 6,733       $46,968
annuities
    Other (incl. non-life         3,172            --         2,472
subsidiaries)
===================================================================
Total                           $ 8,275       $ 6,733       $49,440
===================================================================

1996:
    Life Insurance and          $ 6,141       $14,473       $52,067
annuities
    Other (incl. non-life        13,510            --         6,185
subsidiaries)
===================================================================
Total                           $19,651       $14,473       $58,252
===================================================================

               THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                           SCHEDULE IV -- REINSURANCE
                                  ($ THOUSANDS)


Col. A                              Col. B            Col. C            Col. D            Col. E       Col. F
                                    ===============================================================================
                                    Gross             Ceded to          Assumed                        Percentage of
                                    Amount            Other             from Other        Net          Amount
                                                      Companies         Companies         Amount       Assumed to Net
                                    ===============================================================================
Year ended December 31, 1998:
    Life insurance in force         $12,728,348       $ 2,797,498       $         0       $ 9,930,850             0%
===================================================================================================================
Insurance Premiums:
    Life                            $     9,723       $       481       $        48       $     9,290           .52%
===================================================================================================================
Year ended December 31, 1997:
    Life insurance in force         $ 9,834,590       $ 2,083,344       $    84,172       $ 7,835,418          1.07%
===================================================================================================================
Insurance Premiums:
    Life                            $     8,607       $       509       $       509       $     8,607          5.91%
===================================================================================================================
Year ended December 31, 1996:
    Life insurance in force         $ 7,700,816       $   552,986       $    98,741       $ 7,246,571          1.36%
===================================================================================================================
Insurance Premiums:
    Life                            $    12,949       $       775       $       724       $    12,898          5.61%
===================================================================================================================

139

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933, the Registrant and the Depositor certify that they meet all the requirements for the effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and have duly caused this amendment to their Registration Statement to be signed on their behalf in the City of Toronto, Province of Ontario, Canada, on this 29th day of April, 1999.



SEPARATE ACCOUNT FOUR OF
THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
(Registrant)

By: THE MANUFACTURERS LIFE INSURANCE
    COMPANY OF AMERICA
    (Depositor)


By: /s/ DONALD A. GULOIEN
    --------------------------------
    DONALD A. GULOIEN
    President

THE MANUFACTURERS LIFE
INSURANCE COMPANY OF AMERICA


By: /s/ DONALD A. GULOIEN
    --------------------------------
    DONALD A. GULOIEN
    President

140
                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities indicated on this 29th day of April, 1999.



Signature                                     Title

*                                             Chairman and Director
------------------------------------
 JOHN D. RICHARDSON

*                                             President and Director
------------------------------------          (Principal Executive Officer)
 DONALD A. GULOIEN

*                                             Director
------------------------------------
 SANDRA M. COTTER


/s/ JAMES D. GALLAGHER                        Director
------------------------------------
 JAMES D. GALLAGHER

                                              Director
------------------------------------
 JAMES O'MALLEY

*                                             Director
------------------------------------
 JOSEPH J. PIETROSKI

*                                             Director
------------------------------------
 THEODORE KILKUSKIE, JR.

*                                             Vice President, Finance
------------------------------------          (Principal Financial and
 DOUGLAS H. MYERS                             Accounting Officer)


   */s/ JAMES D. GALLAGHER
    -------------------------------
       JAMES D. GALLAGHER
       Pursuant to Power of Attorney

141

                                  EXHIBIT INDEX


Item No.          Description

99.1B             Consent of Ernst & Young, LLP